Filed on April 27, 2023
485BPOS		FILE NOS. 333-182990
ALLIANZ VISION NEW YORK (ALIP)		811-05716
		CLASS I.D. C000119019
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.
POST-EFFECTIVE AMENDMENT NO.	24	X
AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO.	282	X

(CHECK APPROPRIATE BOX OR BOXES.)

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
(EXACT NAME OF REGISTRANT)

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
(NAME OF DEPOSITOR)

1633 BROADWAY, 42ND FLOOR, NEW YORK, NY 10019
(ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

(212) 586-7733
(DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
1633 BROADWAY, 42ND FLOOR
NEW YORK, NEW YORK 10019
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES TO:
ERIK T. NELSON, ASSOCIATE GENERAL COUNSEL, SENIOR COUNSEL
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
5701 GOLDEN HILLS DRIVE
MINNEAPOLIS, MN 55416-1297
(763) 765-7453

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK THE APPROPRIATE BOX):
IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485
X		ON MAY 1, 2023 PURSUANT TO PARAGRAPH (B) OF RULE 485
60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485
ON (DATE) PURSUANT TO PARAGRAPH (A)(1) OF RULE 485
IF APPROPRIATE, CHECK THE FOLLOWING:
THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

APPROXIMATE DATE OF THE PROPOSED PUBLIC OFFERING: MAY 1, 2023

TITLES OF SECURITIES BEING REGISTERED: INDIVIDUAL FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

PART A – PROSPECTUS

ALLIANZ VisionSM New York VARIABLE ANNUITY CONTRACT issued on or after
April 29, 2013
Issued by Allianz Life of NY Variable Account C and Allianz Life Insurance Company of New York (Allianz Life of New York, we, us, our)

The variable annuity described in this prospectus is an individual flexible purchase payment variable deferred annuity contract (Contract). This prospectus describes the Contract between you, the Owner, and Allianz Life of New York.
THE CONTRACT IS NO LONGER OFFERED FOR SALE TO NEW INVESTORS. We continue to administer the in force Contracts.
This prospectus also describes the two different Contract classes that we offered: “Base Option,” and “Bonus Option.” If you did not elect the Bonus Option when you purchased the Contract, you have a Base Option Contract. The classes have different fees and expenses (including withdrawal charges and annual charges) and may have different features.
Owners of Bonus Option Contracts will receive a 6% bonus on the money they put into the Contract. Bonus annuity contracts generally have higher charges than contracts without a bonus. The higher charges associated with a Bonus Option Contract may more than offset any bonus amounts.
If you have an investment adviser and choose to pay the adviser fees from this Contract, the deduction of the adviser fees is in addition to this Contract’s fees and expenses, are subject to withdrawal charges, will reduce and may even end the selected death benefit (either the standard Traditional Death Benefit, or optional Maximum Anniversary Death Benefit), and any other guaranteed benefits, and are subject to federal and state income taxes, including a 10% additional federal tax.
All guarantees under the Contract are the obligations of Allianz Life of New York and are subject to our claims paying ability and financial strength.
Please read this prospectus before investing and keep it for future reference. This prospectus describes all material rights and obligations of purchasers under the Contract. This prospectus contains important information about the Contract and Allianz Life of New York that you ought to know before investing. This prospectus is offered only in New York. This prospectus is not an offer to sell the securities, and it is not soliciting an offer to buy the securities, in any state where offers or sales are not permitted. You should rely only on the information contained in this prospectus. We have not authorized anyone to give you different information.
This prospectus is not intended to constitute a suitability recommendation or fiduciary advice.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities & Exchange Commission’s (SEC) staff and is available at investor.gov.
The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal government agency. An investment in this Contract involves investment risk including the possible loss of principal. Be sure to ask your financial professional (the person who advises you regarding the Contract) about the Contract’s features, benefits, risks, and fees, and whether the Contract is appropriate for you based upon your financial situation and objectives.
Dated: May 1, 2023

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

Glossary
This prospectus is written in plain English. However, there are some technical words or terms that are capitalized and are used as defined terms throughout the prospectus. For your convenience, we included this glossary to define these terms.
Accumulation Phase – the initial phase of your Contract before you apply your total Contract Value to Annuity Payments. The Accumulation Phase begins on the Issue Date.
Additional Required Benefit – an additional optional benefit you may have been required to elect if you elected the Maximum Anniversary Death Benefit. Additional Required Benefits include Income Focus, Investment Protector, or Income Protector.
Annual Increase – an amount used to determine the Benefit Base under Income Protector before Lifetime Plus Payments begin. If selected at issue, it was initially equal to total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase. If selected after issue, it was initially equal to Contract Value determined on the Rider Effective Date excluding any Daily Transactions adjusted for subsequent withdrawals and Purchase Payments plus a quarterly simple interest increase. On Quarterly Anniversaries this value is reset to equal the current Contract Value if greater, and we apply future quarterly simple interest to this reset value.
Annual Increase Percentage – the simple interest increase we apply quarterly to the Annual Increase under Income Protector. This prospectus includes historical Annual Increase Percentage rates for all versions of Income Protector.
Annuitant – the individual upon whose life we base the Annuity Payments. Subject to our approval, you designate the Annuitant and can add a joint Annuitant for the Annuity Phase. There are restrictions on who can become an Annuitant.
Annuity Date – the date we process your request to begin making Annuity Payments to the Payee from the Contract. The earliest available Annuity Date is two years after the Issue Date, and the latest possible Income Date can occur as early as age 90 or as late as age 100 depending on the requirements of the Financial Professional you purchased your Contract through and your state of residence.
Annuity Options – the annuity income options available to you under the Contract.
Annuity Payments – payments made by us to the Payee pursuant to the chosen Annuity Option.
Annuity Phase – the phase the Contract is in once Annuity Payments begin.
Base Option – if you did not elect the Bonus Option when you purchased the Contract, you have a Base Option Contract.
Beneficiary – unless otherwise required by the Contract, the person(s) or entity the Owner designates to receive any death benefit.
Benefit Anniversary – a twelve-month anniversary of the Benefit Date, or any subsequent twelve-month Benefit Anniversary under Income Protector or Income Focus.
Benefit Base – the amount we use to determine the initial annual maximum Lifetime Plus Payment under Income Protector.
Benefit Date – the date you begin receiving Lifetime Plus Payments under Income Protector, or Income Focus Payments under Income Focus.
Benefit Year – any period of twelve months beginning on the Benefit Date, or on a subsequent Benefit Anniversary under Income Protector, or under Income Focus.
Bonus Option – a Contract class that provides a 6% bonus on Purchase Payments we receive before the older Owner reaches age 81. A Bonus Option Contract has a higher mortality and expense risk (M&E) charge and a higher and longer withdrawal charge schedule compared to other Contract classes. The higher charges associated with a Bonus Option Contract may more than offset any bonus amounts.
Business Day – each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life of New York is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.
Contract – the individual flexible purchase payment variable deferred annuity contract described by this prospectus.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

Contract Anniversary – a twelve-month anniversary of the Issue Date or any subsequent twelve-month Contract Anniversary.
Contract Value – on any Business Day, the sum of the values in your selected Investment Options. The Contract Value reflects the deduction of any contract maintenance charge, transfer fee, M&E charge, rider charge, but does not reflect the deduction of any withdrawal charge. The Contract Value includes any applicable bonus.
Contract Year – any period of twelve months beginning on the Issue Date or a subsequent Contract Anniversary.
Covered Person(s) – the person(s) upon whose age and lifetime(s) we base Lifetime Plus Payments under Income Protector or Income Focus Payments under Income Focus. There are restrictions on who can become a Covered Person.
Daily Transactions – On a Business Day, any additional Purchase Payments received, any withdrawals taken, or transfer fees deducted. Withdrawals include Lifetime Plus Payments, Income Focus Payments and Excess Withdrawals.
Determining Life (Lives) – the person(s) designated at Contract issue and named in the Contract on whose life we base the guaranteed Traditional Death Benefit or Maximum Anniversary Death Benefit.
Earliest Anniversary – the earliest available initial Target Value Date that you can select under Investment Protector. In the Contract the Earliest Anniversary is called the Earliest Target Value Anniversary. This prospectus also includes historical Earliest Anniversary rates for all versions of Investment Protector.
Excess Withdrawal – if you have Income Protector or Income Focus, the amount of any withdrawal you take while you are receiving Lifetime Plus Payments or Income Focus Payments that, when added to other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your annual maximum permitted payment. Excess Withdrawals reduce your Contract Value and any guaranteed values, and may end your Contract.
Financial Professional – the person who advises you regarding the Contract.
Future Anniversary – the number of Rider Anniversaries that occur between the initial Target Value Date and each subsequent Target Value Date under Investment Protector. This prospectus includes historical Future Anniversary rates for all versions of Investment Protector.
Good Order – a request is in “Good Order” if it contains all of the information we require to process the request. If we require information to be provided in writing, “Good Order” also includes providing information on the correct form, with any required certifications, guarantees and/or signatures, and received at our Service Center after delivery to the correct mailing, email, or website address, which are all listed at the back of this prospectus. If you have questions about the information we require, or whether you can submit certain information by fax, email or over the web, please contact our Service Center. If you send information by email or upload it to our website, we send you a confirmation number that includes the date and time we received your information.
Guarantee Percentage – a percentage we use to calculate the Target Value under Investment Protector. This prospectus includes historical Guarantee Percentage rates for all versions of Investment Protector.
Guarantee Years – the maximum number of years that you can receive simple interest increases under the Annual Increase for Income Protector. This prospectus includes historical Guarantee Years for all versions of Income Protector.
Income Focus – an optional benefit that has an additional rider charge and is intended to provide a payment stream for life in the form of partial withdrawals. Income Focus provides no payment until the younger Covered Person is at least age 60.
Income Focus Payment – the guaranteed lifetime income payment we make to you under Income Focus. The annual maximum Income Focus Payment is equal to the sum of all Income Values multiplied by their associated Income Value Percentages.
Income Protector – an optional benefit that has an additional rider charge and is intended to provide a payment stream for life in the form of partial withdrawals. Income Protector provides no payment until the younger Covered Person is at least age 60.
Income Value(s) – if you have Income Focus, we establish an Income Value for all Purchase Payments received in a specific time period that have the same associated Income Value Percentage. We adjust each Income Value for subsequent withdrawals. A single Contract may have multiple Income Values. We use Income Value(s) to calculate the annual maximum Income Focus Payment.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

Income Value Percentage(s) – a percentage we apply to each Income Value to determine the annual maximum Income Focus Payment under Income Focus. We establish a separate Income Value Percentage for each Income Value. Each Income Value Percentage can potentially increase by 1% each year if your Contract Value increases.
Increase Base – an amount we use to determine the Annual Increase under Income Protector. If selected at issue, it was initially equal to total Purchase Payments adjusted for withdrawals. If selected after issue, it was initially equal to Contract Value determined on the Rider Effective Date excluding any Daily Transactions adjusted for subsequent withdrawals and Purchase Payments plus a quarterly simple interest increase. On Quarterly Anniversaries, if we reset the Annual Increase to equal the current Contract Value, we also reset the Increase Base to equal the current Contract Value.
Investment Options – the variable investments available to you under the Contract. Investment Option performance is based on the securities in which they invest.
Investment Protector – an optional benefit that has an additional rider charge and is intended to provide a level of protection for your principal and any annual investment gains on a specific date in the future.
Issue Date – the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.
Joint Owners – two Owners who own a Contract.
Lifetime Plus Payment – the guaranteed lifetime income payment we make to you based on the Benefit Base under Income Protector.
Maximum Anniversary Death Benefit – an optional benefit that has an additional M&E charge and is intended to provide an increased death benefit. Also requires selection of an Additional Required Benefit.
Maximum Anniversary Value – the highest Contract Value on any Contract Anniversary before age 91, adjusted for subsequent Purchase Payments and withdrawals, used to determine the Maximum Anniversary Death Benefit.
Non-Qualified Contract – a Contract that is not purchased under a pension or retirement plan that qualifies for special tax treatment under sections of the Internal Revenue Code.
Owner – “you,” “your” and “yours.” The person(s) or entity designated at Contract issue and named in the Contract who may exercise all rights granted by the Contract.
Payee – the person or entity who receives Annuity Payments during the Annuity Phase.
Payment Percentages – a percentage we use to calculate the annual maximum Lifetime Plus Payment under Income Protector. This prospectus also includes historical Payment Percentages tables for all versions of Income Protector.
Performance Increase – a 1% annual increase to each Income Value Percentage under Income Focus if your annual Contract Value increases. A Performance Increase occurs for an Income Value Percentage only if it is associated with an Income Value we have had for at least one full Rider Year.
Purchase Payment – the money you put into the Contract.
Qualified Contract – a Contract purchased under a pension or retirement plan that qualifies for special tax treatment under sections of the Internal Revenue Code (for example, 401(a) and 401(k) plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA/403(b) Contracts).
Quarterly Anniversary – the day that occurs three calendar months after the Issue Date or any subsequent Quarterly Anniversary.
Quarterly Anniversary Value – the highest Contract Value on any Quarterly Anniversary before age 91, adjusted for subsequent Purchase Payments and withdrawals, used to determine Income Protector’s Benefit Base.
Rider Anniversary – a period of twelve months beginning on the Rider Effective Date or any subsequent Rider Anniversary if you have Income Protector, Income Focus or Investment Protector.
Rider Anniversary Value – the highest Contract Value on any Rider Anniversary, adjusted for subsequent Purchase Payments and withdrawals, used to determine Investment Protector’s Target Value.
Rider Effective Date – the date shown on the Contract that starts the first Rider Year if you have Income Protector, Income Focus or Investment Protector. Rider Anniversaries and Rider Years are measured from the Rider Effective Date.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

Rider Year – any period of twelve months beginning on the Rider Effective Date or a subsequent Rider Anniversary if you have Income Protector, Income Focus or Investment Protector.
Separate Account – Allianz Life of NY Variable Account C is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life of New York. The Separate Account holds the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.
Service Center – the area of our company that provides Contract maintenance and routine customer service. Our Service Center address and telephone number are listed at the back of this prospectus. The address for mailing applications and/or checks for Purchase Payments may be different and is also listed at the back of this prospectus.
Target Value – the amount we guarantee will be available to you on each Target Value Date under Investment Protector. If you selected Investment Protector at issue, the Target Value is equal to the greater of the Rider Anniversary Value multiplied by the Guarantee Percentage, or the total Purchase Payments adjusted for withdrawals. If you selected Investment Protector after issue, it is equal to the greater of the Rider Anniversary Value multiplied by the Guarantee Percentage, or the Contract Value determined on the Rider Effective Date excluding any Daily Transactions adjusted for subsequent withdrawals and Purchase Payments.
Target Value Date – the date on which we guarantee your Contract Value cannot be less than the Target Value under Investment Protector.
Total Income Value – the sum of all your individual Income Value(s) under Income Focus. We use the Total Income Value to determine your Income Focus rider charge.
Traditional Death Benefit – the standard death benefit provided by the Contract that is equal to the greater of Contract Value or the Traditional Death Benefit Value.
Traditional Death Benefit Value – total Purchase Payments adjusted for withdrawals.
Valid Claim – the documents we require to be received in Good Order at our Service Center before we pay any death claim. This includes the death benefit payment option, due proof of death, and any required governmental forms. Due proof of death includes a certified copy of the death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.
Withdrawal Charge Basis – the total amount under your Contract that is subject to a withdrawal charge.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

1. Important Information You Should Consider About the Contract
	FEES AND EXPENSES			Prospectus Location
Charges for Early Withdrawals
Your Contract is subject to withdrawal charges that differ depending on the Contract class you have (Base Option or Bonus Option).

• Base Option. If you withdraw money from the Contract within 7 years of your last
Purchase Payment, you will be assessed a withdrawal charge of up to 8.5% of the
Purchase Payment withdrawn, declining to 0% over that time period.
• Bonus Option. If you withdraw money from the Contract within 9 years of your last
Purchase Payment, you will be assessed a withdrawal charge of up to 8.5% of the
Purchase Payment withdrawn, declining to 0% over that time period.
For example, if you invest $100,000 in the Contract and make an early withdrawal, you could pay a withdrawal charge of up to $8,500 if you have a Base Option or Bonus
Option.
				3. Fee Tables 11. Expenses – Withdrawal Charge
Transaction Charges
In addition to withdrawal charges you may also be charged for other Contract transactions.
We will charge you a fee of $25 per transfer after you exceed 12 transfers between
Investment Options (the variable investments available to you) in a Contract Year.
				3. Fee Tables 11. Expenses – Transfer Fee
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
These ongoing fees and expenses do not reflect any adviser fees paid to an investment adviser from your Contract Value or other assets of the Owner. If such charges were reflected, these ongoing fees and expenses would be higher.

				3. Fee Tables 11. Expenses Appendix A – Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract(1) (varies by Contract class)	1.42%	1.92%
	Investment Options(2) (Investment Option fees and expenses)	0.47%	1.50%
	Optional Benefits Available for an Additional Charge (for a single optional benefit, if elected)	0.30%(3)	2.75%(4)
	(1) As a percentage of each Investment Option’s net asset value, plus an amount attributable to the contract maintenance charge.
	(2) As a percentage of an Investment Option’s average daily net assets.
	(3) As a percentage of each Investment Option’s net asset value. This is the lowest current charge for an optional benefit (the Maximum Anniversary Death Benefit).
	(4) As a percentage of the Benefit Base. This is the highest current charge for an optional benefit (Income Protector – joint payments).

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

	FEES AND EXPENSES		Prospectus Location

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost $1,723	Highest Annual Cost $5,959

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Contract
classes and Investment Option fees and
expenses
•No optional benefits
•No bonuses
•No additional Purchase Payments,
transfers, or withdrawals
•No adviser fees

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Contract
classes, optional benefits, and
Investment Option fees and expenses
•No bonuses
•No additional Purchase Payments,
transfers, or withdrawals
•No adviser fees

RISKS
Risk of Loss	You can lose money by investing in the Contract, including loss of principal.		4. Principal Risks
Not a Short-Term Investment
• This Contract is not a short-term investment and is not appropriate if you need ready access to cash.
• If you take a full or partial withdrawal within seven years after we receive a Purchase
Payment if you have the Base Option Contract, or within nine years for a Bonus Option
Contract, withdrawal charges will apply. A withdrawal charge will reduce your Contract
Value or the amount of money that you actually receive. Withdrawals under any Contract may reduce or end Contract guarantees.
• Withdrawals are subject to income taxes, including a 10% additional federal tax for withdrawals taken before age 59  1∕2.
• Considering the benefits of tax deferral, long-term income, and living benefit guarantees the Contract is generally more beneficial to investors with a long investment time horizon.

Risks Associated with Investment Options
• An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the
Contract.
• Each Investment Option has its own unique risks.
• You should review the Investment Options prospectus and disclosures, including risk factors, before making an investment decision.

Insurance Company Risks
An investment in the Contract is subject to the risks related to us. All obligations, guarantees or benefits of the Contract are the obligations of Allianz Life of New York and are subject to our claims-paying ability and financial strength. More information about
Allianz Life of New York, including our financial strength ratings, is available upon request by visiting allianzlife.com/new-york/about/why-allianz, or contacting us at (800) 624-0197.

RESTRICTIONS
Investments
• Certain Investment Options may not be available under your Contract.
• We currently allow you to invest in no more than 15 Investment Options at any one time.
We may change this maximum in the future, but it will not be less than 5 Investment
Options.
• The first 12 transfers between Investment Options every Contract Year are free. After that, we deduct a $25 transfer fee for each additional transfer. Your transfers between the
Investment Options are also subject to policies designed to deter excessively frequent transfers and market timing. These transfer restrictions do not apply to the Contract's automatic transfer programs.
• We reserve the right to remove or substitute Investment Options.
9. Investment Options Appendix A – Investment Options Available Under the Contract

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

	RESTRICTIONS	Prospectus Location
Optional Benefits
• Optional benefits may further limit or restrict the Investment Options that you may select under the Contract. We may change these restrictions in the future.
• Optional benefits may be modified or terminated under certain circumstances.
• Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn and could end the benefit. Withdrawals that reduce both the Contract Value and the guaranteed value (either the Traditional Death Benefit Value if you have the
Traditional Death Benefit, or the Maximum Anniversary Value if you have the Maximum
Anniversary Death Benefit) to zero will end your selected death benefit.
• For Bonus Option Contracts bonuses are included in Contract Value and in the calculation of death and living benefits, except that bonus amounts are not considered part of
Purchase Payments when calculating benefits.
• If a Contract Owner elects to pay adviser fees from Contract Value, such deductions may reduce the selected death benefit (either the standard Traditional Death Benefit, or optional Maximum Anniversary Death Benefit), or other guaranteed benefits, as applicable, and are subject to federal and state income taxes, including a 10% additional federal tax.
14. Benefits Available Under the Contract Appendix B – Investment Restrictions for Optional Benefits
TAXES
Tax Implications
• Consult with a tax professional to determine the tax implications of an investment in and withdrawals from or payments received under the Contract.
• If you purchased the Contract through a tax-qualified plan or individual retirement account
(IRA), you do not get any additional tax benefit under the Contract.
• Earnings under a Non-Qualified Contract are taxed at ordinary income rates when withdrawn, and you may have to pay a 10% additional federal tax if you take a withdrawal before age 59 1∕2.
•  Generally, distributions from Qualified Contracts are taxed at ordinary income tax rates when withdrawn, and you may have to pay a 10% additional federal tax if withdrawn before age 59 1∕2.
18. Taxes
CONFLICTS OF INTEREST
Investment Professional Compensation
Your Financial Professional may receive compensation for selling this Contract to you, in the form of commissions, additional cash benefits (e.g., cash bonuses), and non-cash compensation. We and/or our wholly owned subsidiary distributor may also make marketing support payments to certain selling firms for marketing services and costs associated with
Contract sales. This conflict of interest may influence your Financial Professional to recommend this Contract over another investment for which the Financial Professional is not compensated or compensated less.
19. Other Information – Distribution
Exchanges
Some Financial Professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

2. Overview of the Contract
Purpose of the Contract
The Contract is designed for retirement planning purposes. Under the Contract, you make one or more Purchase Payments to us, and the money is invested in the Investment Options available through the Contract. Depending on market conditions, your Contract can gain or lose value based on your selected Investment Options’ performance. When you are ready to receive a guaranteed stream of income under your Contract, you can annuitize your accumulated assets and begin receiving payments (Annuity Payments) from us based on the payout option you select (Annuity Options). The Contract includes a death benefit (either the standard Traditional Death Benefit, or the optional Maximum Anniversary Death Benefit for an additional M&E charge) that helps financially protect your beneficiaries, and offered living benefits that may help you achieve your financial goals.
This Contract may be appropriate for you if you have a long investment time horizon and your financial goals are consistent with the terms and conditions of the Contract. It is not designed for people who intend to make early or frequent withdrawals due to their liquidity needs, or for people who intend to frequently trade in the Contract's Investment Options.
Phases of the Contract
The Contract has two phases: (1) an Accumulation Phase, and (2) an Annuity Phase.
•
Accumulation Phase. The Accumulation Phase is the first phase of your Contract, and it begins on the Issue Date (the date we issue the Contract). During the Accumulation Phase, your money is invested in the Investment Options you select on a tax-deferred basis. Tax deferral may not be available for certain non-individually owned contracts. Tax deferral means you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract.
The Investment Options are underlying mutual funds with different investment objectives, strategies, and risks. Please see Appendix A for more information about each Investment Option available under the Contract.
•
Annuity Phase. If you request Annuity Payments, your Contract enters the Annuity Phase. During the Annuity Phase, we make regular periodic payments (Annuity Payments) based on the life of a person you choose (the Annuitant). We send Annuity Payments to you (the Payee). You can choose when Annuity Payments begin (the Annuity Date), subject to certain restrictions. We base Annuity Payments on your Contract Value and the payout rates for the Annuity Option you select. Your Annuity Payments do not change unless an Annuitant dies.  The Annuity Phase ends when we make the last Annuity Payment under your selected Annuity Option.
If the Annuity Date occurs after guaranteed lifetime payments begin under a guaranteed lifetime income benefit (Lifetime Plus Payments under Income Protector, or Income Focus Payments or Income Focus), and these lifetime payments are greater than the Annuity Payments as calculated for certain Annuity Options, you can elect to convert these payments to Annuity Payments.
During the Annuity Phase, you will receive a stream of regular income. Upon anuitization you will be unable to take withdrawals upon demand, the death benefit you selected ends, and no amounts will be payable upon death during the Annuity Phase unless your Annuity Option provides otherwise. If you have a living benefit it will also end upon anuitization.
Contract Features
•
Contract Classes. We sold two different Contract classes: “Base Option” and “Bonus Option.” If you did not elect the Bonus Option when you purchased your Contract, you have a Base Option Contract. The classes have different fees and expenses (including withdrawal charges and annual charges) and may have different features.
•
Accessing Your Money. During the Accumulation Phase, you can surrender (take a full withdrawal) the Contract or take partial withdrawals (both subject to any withdrawal charges and income taxes, including a 10% additional federal tax if taken before age 59 1∕2).
•
Additional Purchase Payments. Subject to the limitations described in this prospectus, we continue to accept additional Purchase Payments under the Contracts during the Accumulation Phase before lifetime payments begin if you have Income Protector or Income Focus.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

•
Death Benefits. The Contract includes for no additional charge a standard death benefit (the Traditional Death Benefit) that will pay the greater of Contract Value or total Purchase Payments adjusted for withdrawals (Traditional Death Benefit Value) if you die during the Accumulation Phase. If you elected for an additional M&E charge the Contract’s optional death benefit (Maximum Anniversary Death Benefit), which includes a feature that locks-in annual investment gains (Maximum Anniversary Value), a greater amount may be payable upon your death. The Maximum Anniversary Death Benefit is no longer offered.
•
Optional Living Benefits. We offered multiple optional living benefits under the Contracts, each for an additional charge, including guaranteed lifetime income benefits (Income Protector and Income Focus) and guaranteed accumulation benefits (Investment Protector). The optional living benefits are no longer offered.
If you elected the Maximum Anniversary Death Benefit, you were required to elect one of the Contract’s optional living benefits (an Additional Required Benefit). If you have the Maximum Anniversary Death Benefit and remove the Additional Required Benefit, you will forfeit future opportunities to lock-in annual investment gains and we no longer assess the additional M&E charge for the Maximum Anniversary Death Benefit. This may result in the Contract Value being greater than the guaranteed value provided by the Maximum Anniversary Death Benefit, and if it does, you will have paid for a benefit you never received. You should consult with a Financial Professional before deciding whether to remove an Additional Required Benefit from your Contract.
•
Other Features and Services. Certain additional features and services related to the Contract are summarized below. There are no additional charges associated with these features or services unless otherwise indicated. Not all features and services may be available under your Contract.
−
Automatic Investment Plan (AIP). Allows you to make automatic Purchase Payments during the Accumulation Phase on a monthly or quarterly basis by electronic money transfer from your savings, checking, or brokerage account.
−
Dollar Cost Averaging (DCA). Allows you to make automatic transfers monthly from the money market Investment Option to one or more other Investment Options. You can participate in either the six- or twelve-month DCA program.
−
Flexible Rebalancing Program. Provides for automatic, periodic transfers among the Investment Options to help you maintain your selected allocation percentages among the Investment Options.
−
Automatic Withdrawal Programs. The Contract’s systematic withdrawal program allows you to make automatic withdrawals from your Contract. The Contract’s minimum distribution program is designed to help you automatically take withdrawals that satisfy the minimum distribution requirements for an IRA or SEP IRA Contract. The minimum distribution program is not available if you have a qualified plan Contract.
−
Withdrawal Charge Waivers. The Contract includes multiple withdrawal charge waivers, including an annual free withdrawal privilege, a required minimum distribution program, and a nursing home confinement waiver. The withdrawal charge waivers are subject to conditions and limitations. Withdrawals under these waivers may still be subject to income taxes (including a 10% additional federal tax if you are younger than age 59 1∕2) and may reduce Contract benefits (perhaps significantly).
−
Financial Adviser Fees. If you have an investment adviser and want to pay their adviser fees from this Contract, you can instruct us to withdraw the fee from your Contract and pay it to your adviser. The deduction of adviser fees is in addition to this Contract’s fees and expenses, and the deduction is treated the same as any other withdrawal under the Contract. As such, withdrawals to pay adviser fees are subject to withdrawal charges, will reduce the Contract Value, guaranteed death benefit value (either the Traditional Death Benefit Value or Quarterly Anniversary Value), and any other guaranteed benefits (perhaps significantly), and are subject to income taxes (including a 10% additional federal tax if you are younger than age 59 1∕2) as discussed in section 9, Investment Options – Financial Adviser fees.
−
Bonuses on Purchase Payments (Bonus Option Contracts Only). Under a Bonus Option Contract, there is a 6% bonus on Purchase Payments received before age 81. A Bonus Option Contract has higher charges compared to the Base Option Contract. The higher charges associated with a Bonus Option Contract may more than offset any bonus amounts. Bonuses are included in Contract Value and in the calculation of death and living benefits, except that bonus amounts are not included with Purchase Payments when calculating guaranteed benefit values such as the Traditional Death Benefit Value, Quarterly Anniversary Value, Benefit Base, Income Values, or Target Value.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

3. Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. These tables do not reflect any financial adviser fees that you pay from your other assets, or that you choose to have us pay from this Contract. If financial adviser fees were reflected, fees and expenses would be higher.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options. State premium taxes may also be deducted.
Transaction Expenses
Deferred Sales Load (or withdrawal charge)(1)
(as a percentage of each Purchase Payment withdrawn)(2)
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
	Base Option	Bonus Option
0	8.5%	8.5%
1	8.5%	8.5%
2	7.5%	8.5%
3	6.5%	8%
4	5%	7%
5	4%	6%
6	3%	5%
7	0%	4%
8	0%	3%
9 years or more	0%	0%

Exchange Fee (or transfer fee)	$25
(for each transfer after twelve in a Contract Year)
(1)
The Contract provides a free withdrawal privilege that allows you to withdraw 12% of your total Purchase Payments annually without incurring a withdrawal charge as discussed in section 12, Access to Your Money – Free Withdrawal Privilege.
(2)
The Withdrawal Charge Basis is the amount subject to a withdrawal charge as discussed in section 11, Expenses – Withdrawal Charge.
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Investment Option fees and expenses). If you purchased an optional benefit, you pay additional charges, as shown below.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

Annual Contract Expenses
Administrative Expenses (or contract maintenance charge)(1) (per year)	$50
Base Contract Expenses (or M&E charge) (as a percentage of each Investment Option’s net asset value)
Base Option	1.40%
Bonus Option	1.90%
Optional Benefit Expenses
Optional Death Benefit
Maximum Anniversary Death Benefit (as a percentage of each Investment Option’s net asset value)	0.30%
Optional Living Benefits
Income Protector(2) (as a percentage of the Benefit Base)	single payments – 2.50% joint payments – 2.75%
Income Focus(2) (as a percentage of the Total Income Value)	single payments – 2.75% joint payments – 2.95%
Investment Protector(2) (as a percentage of the Target Value)	2.50%
(1)
Referred to as the “contract maintenance charge” in the Contract and elsewhere in this prospectus. Waived if the Contract Value is at least $100,000. See section 11, Expenses – Contract Maintenance Charge.
(2)
This table shows the maximum charge for the optional living benefit. The current charge is lower than the maximum charge as described later in this prospectus.
The next table shows the minimum and maximum total operating expenses charged by the Investment Options that you may pay periodically during the time that you own the Contract. A complete list of Investment Options available under the Contract, including their annual expenses, may be found in Appendix A – Investment Options Available Under the Contract.
Annual Investment Option Expenses
	Minimum	Maximum
(expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.47%	1.50%
Example
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and annual Variable Option expenses. These costs do not include any financial adviser fees that you pay from your other assets, or that you choose to have us pay from this Contract.
The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Investment Option expenses (maximum and minimum) and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)
If you surrender your Contract (take a full withdrawal) at the end of the applicable time period.
Base Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$13,636	$25,259	$36,345	$67,647
Minimum Investment Option expense	$12,473	$21,917	$29,960	$51,212

Bonus Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$14,331	$28,494	$41,992	$74,789
Minimum Investment Option expense	$13,235	$24,705	$34,798	$56,906

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

(2)
If you fully annuitize your Contract at the end of the applicable time period.
Base Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	N/A*	$18,609	$31,895	$67,597
Minimum Investment Option expense	N/A*	$15,317	$25,510	$51,162

Bonus Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	N/A*	$21,014	$35,782	$74,739
Minimum Investment Option expense	N/A*	$17,225	$28,638	$56,906
*
The earliest available Annuity Date is 13 months after the Issue Date.
(3)
If you do not surrender your Contract.
Base Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$6,156	$18,659	$31,945	$67,647
Minimum Investment Option expense	$4,993	$15,317	$25,560	$51,212

Bonus Option	1 Year	3 Years	5 Years	10 Years
Maximum Investment Option expense	$6,851	$21,014	$35,832	$74,789
Minimum Investment Option expense	$5,755	$17,225	$28,638	$56,906

4. Principal Risks of Investing In the Contract
Risk of Loss. You can lose money by investing in the Contract, including possible loss of principal. An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal government agency.
Short-Term Investment Risk. The Contract is not designed for short-term investing or for an investor who needs ready access to cash. Withdrawal charges may apply to withdrawals. Withdrawals are also subject to income taxes, including a 10% additional federal tax if taken before age 59  1∕2. Considering the benefits of tax deferral, long-term income, and living benefit guarantees, the Contract is generally more beneficial to investors with a long investment time horizon.
Investment Options Risk. The Investment Options are subject to the risk of poor investment performance. Generally, if the Investment Options you select make money, your Contract Value goes up, and if they lose money, your Contract Value goes down. Each Investment Option has its own investment risks, and you are exposed to those investment risks when you select that Investment Option. You should read the prospectuses for the Investment Options for descriptions of those investment risks. The Company does not guarantee the performance of the Investment Options; you assume the risk of poor investment performance.
Pandemic Risks. The COVID-19 pandemic has at times led to significant volatility and negative returns in the financial markets. These market conditions have impacted the performance of the Investment Options, as well as the securities held by the Investment Options. If these market conditions continue, or reoccur, and depending on your individual circumstances (e.g., your selected Investment Options, and the timing of any Purchase Payments, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the Contract. The COVID-19 pandemic and other market factors have resulted in an abnormally low interest rate environment, in which certain rates have gone negative. This low level of rates can affect the returns of an Investment Option, other product features, and the performance of your Contract. The duration of the COVID-19 pandemic, and the future impact that the pandemic may have on the financial markets and global economy, cannot be foreseen. You should consult with a Financial Professional about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the Contract, such as making Purchase Payments, transfers, or withdrawals, based on your individual circumstances.
Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the Contract (including a full withdrawal). Withdrawals are subject to significant withdrawal charges. Withdrawals are subject to income taxes, including a 10% additional federal tax for withdrawals taken before age 59  1∕2. A full withdrawal will end the Contract and all of its benefits. Partial withdrawals may significantly reduce the value of the standard death benefit. In addition, a partial withdrawal may significantly reduce the value of an optional living benefit or optional death benefit that you have elected, including by an amount greater than the amount withdrawn, and could result in termination of the benefit. If you take

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

automatic withdrawals under your Contract, you may be repeatedly exposed to the risks associated with partial withdrawals. You cannot make withdrawals from the Contract after annuitization.
Investment Restrictions Risk. If you have an optional living benefit, you are subject to investment restrictions that limit or restrict the Investment Options that you may select under the Contract. We put these restrictions in place to support the optional living benefits’ guarantees. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and your guaranteed benefits. You should consult with your Financial Professional to determine whether an optional benefit’s investment restrictions are consistent with your financial goals.
Managed Volatility Investment Option Risk. As described in more detail in the Investment Options’ prospectuses, certain Investment Options (including certain Investment Options that are affiliated with us) employ a managed volatility strategy that is intended to reduce the Investment Option’s overall volatility and downside risk. An Investment Option’s managed volatility strategy can negatively impact the value of your Contract and its benefits. During rising markets, the hedging strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in an Investment Option without a managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. Investment Options that employ a managed volatility strategy are identified in Appendix A – Investment Options Available Under the Contract.
Benefit Selection Risk. The optional benefits under the Contract were designed for different financial goals and to protect against different financial risks. There is a risk that you did not elect the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and any optional benefits that are more suited to you are unavailable under the Contract. You may not be able to remove an optional benefit that you elected without fully surrendering or annuitizing the Contract. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depends never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an optional benefit, if any, will be less than the amount you paid for the benefit.
Additional Required Benefit Risk. If you elected the Maximum Anniversary Death Benefit, you were required to elect an Additional Required Benefit with the Maximum Anniversary Death Benefit. If you remove the Additional Required Benefit, you keep any prior lock-ins under the Maximum Anniversary Death Benefit, but you will not receive any future lock-ins and we no longer assess the additional M&E charge for the Maximum Anniversary Death Benefit.
The Additional Required Benefits provide either guaranteed lifetime income (Income Protector and Income Focus) or an accumulation guarantee (Investment Protector), but these benefits also have an additional charge and restrict Investment Option selection. Removing an Additional Required Benefit will reduce your overall expenses and give you access to more Investment Options which may help increase your investment returns, but you will be giving up the benefit’s guaranteed income or accumulation features. Removing an Additional Required Benefit is an irrevocable decision. Please consult with a Financial Professional before deciding to remove an Additional Required Benefit from your Contract.
Purchase Payment Restriction Risk. There is no guarantee that you will always be permitted to make Purchase Payments under your Contract. If you have an optional living benefit, additional Purchase Payments may be restricted or prohibited by the terms of your benefit. In all cases, the maximum total Purchase Payments we accept without our prior approval is $1 million. To the extent that you are prohibited from making additional Purchase Payments, you will lose the ability to increase the value of your Contract and your guaranteed benefits (including the Traditional Death Benefit Value under the standard death benefit) through Purchase Payments.
Bonus Option Risk. Under a Bonus Option Contract, with respect to death and living benefit guarantees, we include the bonus in any part of a guaranteed value based on Contract Value. We do not include the bonus in any part of a guaranteed value based on Purchase Payments. No bonuses apply to Purchase Payments made after age 81. Bonus Option Contracts carry a higher M&E charge and are subject to a higher and longer withdrawal charge schedule than other Contract classes. These higher charges may more than offset any bonuses on Purchase Payments.
Financial Adviser Fee Risk. If you have an investment adviser and want to pay their adviser fees from this Contract, you can instruct us to withdraw the fee from your Contract and pay it to your adviser. The investment adviser requests each fee payment by submitting a letter of instruction that includes the fee amount. The deduction of adviser fees is in addition to this Contract’s fees and expenses, and the deduction is treated the same as any other withdrawal under the Contract. As such, withdrawals to pay adviser fees are subject to withdrawal charges, may reduce Contract benefits (perhaps significantly), and are subject to income taxes (including a 10% additional federal tax if you are younger than age 59 1∕2).

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

Transfer Risk. The Contract includes restrictions that may limit your ability to transfer Contract Value between Investment Options. Transfer restrictions may hinder your ability to readily change how your Contract Value is invested in response to changing market conditions or changes in your personal circumstances.
Financial Strength and Claims-Paying Ability Risk. We use our general account assets to support our financial guarantees under the Contract other than those funded by the Separate Account (Allianz Life of NY Variable Account C). All guaranteed death and living benefits that are greater than your Contract Value, all bonuses under Bonus Option Contracts, and all Annuity Payments are supported by our general account. Our general account assets are subject to claims by our creditors, and any payment we make from our general account is subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
As a result of the COVID-19 pandemic, economic uncertainties have arisen which could negatively impact Allianz Life’s net income and surplus. The extent to which the COVID-19 pandemic impacts our business (including our ability to timely process claims), net income, and surplus, as well as our capital and liquidity position, will depend on future developments, which are highly uncertain and cannot be estimated, including the scope and duration of the pandemic and actions taken by governmental authorities and other third parties in response to the pandemic.
Business Disruption and Cyber Security Risks. Our business relies on technology systems and networks, including systems and networks managed by third parties to process, transmit and store information, and to conduct business activities and transactions with clients, distributors, vendors, and other third parties. We are also subject to certain federal and state regulations that require us to establish and maintain policies and procedures designed to protect sensitive client information. Maintaining the integrity of our systems is critical to the success of our business operations, including the retention of clients, and to the protection of our clients’ personal information. To date, we have not identified any material breaches or interference with our systems and networks; however, we routinely encounter and address such threats, including an increasing frequency of phishing scams, introductions of malware and unauthorized payment requests. Any such breaches or interference by third parties or by our employees that may in the future occur could have a material adverse impact on our business operations and our financial condition.
We have implemented and maintain security measures designed to protect against breaches of security and other interference with systems and networks resulting from attacks by third parties, including hackers, and from employee error or malfeasance. We also require third party vendors who, in the provision of services to us, are provided with or process information pertaining to our business or our clients to meet certain information security standards. Changes in our technology platforms, such as an evolution to accommodate mobile computing, may also require corresponding changes in our systems, networks and data security measures. In addition, the increasing reliance on technology systems and networks and the occurrence and potential adverse impact of attacks on such systems and networks, both generally and in the financial services industry, have enhanced government and regulatory scrutiny of the measures taken by companies to protect against cyber-security threats. As these threats, and government and regulatory oversight of associated risks, continue to evolve, we may be required to expend additional resources to enhance or expand upon the security measures we currently maintain.
Despite the measures we have taken and may in the future take to address and mitigate these risks, we cannot ensure that our systems and networks will not be subject to breaches or interference. Any such event may result in operational disruptions as well as unauthorized access to or the disclosure or loss of our proprietary information or our clients’ personal information, which in turn may result in legal claims, regulatory scrutiny and liability, reputational damage, the incurrence of costs to eliminate or mitigate further exposure, the loss of clients or other damage to our business. Any such event may interfere with, impede or cause delays in our calculation of values, processing of transactions and making of payments under the Contract. In addition, the trend toward broad consumer and general public notification of such incidents could exacerbate the harm to our business operations and our financial condition. Even if we successfully protected our technology infrastructure and the confidentiality of sensitive data, we may incur significant expenses in responding to any such attacks as well as the adoption and maintenance of appropriate security measures. We could also suffer harm to our business and reputation if attempted security breaches are publicized. We cannot be certain that advances in criminal capabilities, discovery of new vulnerabilities, attempts to exploit vulnerabilities in our systems, data thefts, physical system or network break-ins or inappropriate access, or other developments will not compromise or breach the technology or other security measures protecting our networks and systems used in connection with our products and services. There may be an increased risk of cyberattacks during periods of geo-political or military conflict (such as Russia’s invasion of Ukraine and the resulting response by the United States and other countries).
We are also exposed to risks related to natural and man-made disasters, such as extreme weather events, fires, earthquakes, public health crises (e.g., COVID-19), geo-political disputes, military actions, and terrorist acts, which could adversely

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

affect our ability to administer the Contract. In the event that a natural or man-made disaster occurs, a significant number of our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair our ability to operate effectively, as described above, or process Contract transactions or calculate Contract Values. We outsource certain critical business functions to third parties and, in the event of a natural or man-made disaster, rely upon the successful implementation and execution of the business continuity planning of such entities. While we monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity plans are largely beyond our control. If one or more of the third parties to whom we outsource such critical business functions experience operational failures, our ability to administer the Contract could be impaired.

5. The Variable Annuity Contract
The Contract is no longer offered for sale, but we continue to accept additional Purchase Payments subject to the limitations described in this prospectus.
An annuity is a contract between you as the Owner, and an insurance company (in this case Allianz Life of New York). We do not make any changes to your Contract without your permission except as may be required by law.
SUMMARY OF CONTRACT CLASSES, AND OPTIONAL BENEFITS THAT WERE OFFERED
This prospectus also describes the two different Contract classes that we offered:
•
The Base Option was available from April 29, 2013 through February 28, 2021. If you did not select the Bonus Option when you purchased the Contract, you have a Base Option Contract.
•
The Bonus Option was available from April 29, 2013 through February 28, 2021. Under a Bonus Option Contract, there is a 6% bonus on Purchase Payments received before age 81.
The Contract previously offered the following optional benefits, for an additional charge.
•
The Maximum Anniversary Death Benefit potentially provides an increased death benefit based on the highest annual Contract Value adjusted for withdrawals (Maximum Anniversary Value). The Maximum Anniversary Death Benefit was available only available at issue. Section 15 describes the Maximum Anniversary Death Benefit.
•
Income Protector provides guaranteed lifetime income called Lifetime Plus Payments that can begin as early as age 60, or as late as age 90. We base payments on the Benefit Base that is at least equal to the Annual Increase (total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase). Section 16 describes the versions of Income Protector.
•
Income Focus (see Appendix D) provides guaranteed lifetime income called Income Focus Payments (which are similar to Lifetime Plus Payments) that can begin from age 60 to age 90. We base payments on a percentage (Income Value Percentage) of each Income Value (Purchase Payments adjusted for withdrawals). Income Value Percentages can potentially increase by 1% each year if your Contract Value increases (Performance Increases).
•
Investment Protector (see Appendix E) this benefit provides a Target Value that is available on a future date if you hold the Contract for the required period, but the Target Value is calculated differently.
The table below lists the optional benefits that were previously offered, including the dates on which they were offered. The benefit version identifier for Income Protector, Income Focus, and Investment Protector, for example (10.12), is located in your rider. Current charges and features may differ by benefit version, as described in this prospectus. If you have questions about your Contract, please contact our Service Center at the toll-free telephone number listed at the back of this prospectus. Our Service Center is the area of our company that issues Contracts and provides Contract maintenance and routine customer service.
Optional Benefit	Benefit Version Identifier	Available From	Available Through
Maximum Anniversary Death Benefit:	N/A	April 29, 2013	February 28, 2021

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

Optional Benefit	Benefit Version Identifier	Available From	Available Through
Income Protector:
	(10.12)	April 29, 2013	April 24, 2015
	(04.15, 04.16)	April 27, 2015	May 2, 2016
	(05.16, 06.16)	May 3, 2016	July 4, 2016
	(07.16, 08.16)	July 5, 2016	September 5, 2016
	(09.16, 10.16, 11.16)	September 6, 2016	December 5, 2016
	(12.16)	December 6, 2017	January 2, 2017
	(01.17, 02.17)	January 3, 2017	March 6, 2017
	(03.17, 04.17, 05.17, 06.17, 07.17, 08.17, 09.17, 10.17, 11.17)	March 7, 2017	December 4, 2017
	(12.17, 01.18, 02.18)	December 5, 2017	March 5, 2018
	(03.18, 04.18, 05.18, 06.18, 07.18)	March 6, 2018	August 6, 2018
	(08.18, 09.18, 10.18)	August 7, 2018	November 5, 2018
	(11.18, 12.18, 01.19, 02.19, 03.19, 04.19v1, 04.19v2)	November 6, 2018	May 6, 2019
	(05.19, 06.19)	May 7, 2019	July 1, 2019
	(07.19, 08.19)	July 2, 2019	September 3, 2019
	(09.19, 10.19, 11.19, 12.19, 01.20, 02.20, 03.20)	September 4, 2019	April 6, 2020
	(04.20v1, 04.20v2, 05.20, 06.20, 07.20, 08.20v1, 08.20v2)	April 7, 2020	September 7, 2020
	(09.20, 10.20, 11.20, 12.20, 01.21, 02.21)	September 8, 2020	February 28, 2021
Income Focus	N/A	April 29, 2013	April 24, 2015
Investment Protector:
	(07.13, 04.15, 04.16, 05.16, 06.16, 07.16, 08.16, 09.16, 10.16)	July 22, 2013	October 16, 2016
	(07.12)	April 29, 2013	July 19, 2013
When the Contract Phases End
The Contract has an Accumulation Phase and an Annuity Phase.
The Accumulation Phase ends upon the earliest of the following.
•
The Business Day before the Annuity Date.
•
The Business Day we process your request for a full withdrawal.
•
Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), the Business Day we first receive a Valid Claim from any one Beneficiary, unless the surviving spouse/Beneficiary continues the Contract. If there are multiple Beneficiaries, the remaining Contract Value continues to fluctuate with the performance of the Investment Options until the complete distribution of the death benefit.
If you request Annuity Payments, your Contract enters the Annuity Phase. The Annuity Phase ends when we make the last Annuity Payment under your selected Annuity Option.
When the Contract Ends
The Contract ends when:
•
all applicable phases of the Contract (Accumulation Phase and/or Annuity Phase) have ended, and/or
•
if we received a Valid Claim, all applicable death benefit payments have been made.
For example, if you take a full withdrawal of the total Contract Value, both the Accumulation Phase and the Contract end even though the Annuity Phase never began and we did not make any death benefit payments.

6. Owners, Annuitants, and Other Specified Persons
Owner
You, as the Owner, have all the rights under the Contract. The Owner was designated at Contract issue. The Owner may be a non-individual, which is anything other than an individual person, which could be a trust, qualified plan, or corporation. Qualified Contracts and non-individually owned Contracts can only have one Owner.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

Joint Owners
Non-Qualified Contracts can be owned by up to two individual Owners. A Non-Qualified Contract is a Contract that is not purchased under a pension or retirement plan that qualifies for special tax treatment under sections of the Internal Revenue Code. If a Contract has Joint Owners, we generally require the signature of both Owners on any forms that are submitted to our Service Center.
Annuitant
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designated an Annuitant when you purchased a Contract. For Qualified Contracts, before the Annuity Date the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement. You can change the Annuitant on an individually owned Non-Qualified Contract at any time before the Annuity Date, but you cannot change the Annuitant if the Owner is a non-individual (for example, a qualified plan or trust). Subject to our approval, you can add a joint Annuitant on the Annuity Date. For Qualified Contracts, the ability to add a joint Annuitant is subject to any plan requirements associated with the Contract. For individually owned Contracts, if the Annuitant who is not an Owner dies before the Annuity Date, the sole Owner (or younger Joint Owner) automatically becomes the new Annuitant, but the Owner can subsequently name another Annuitant.
Designating different persons as Owner(s) and Annuitant(s) can have important impacts on whether a death benefit is paid, and on who receives it as indicated below. For more examples, please see Appendix A to the SAI. In order to convert Lifetime Plus Payments or Income Focus Payments to Annuity Payments the Covered Person(s) must be named as the Annuitant(s) as discussed in section 13, The Annuity Phase – When Annuity Payments Begin. Designating different persons as Covered Person(s) and Annuitant(s) will cause Income Protector or Income Focus and any lifetime payments to end at the maximum permitted Annuity Date. Use care when designating Owner(s), Annuitant(s) and Covered Person(s), and consult your Financial Professional if you have questions.
UPON THE DEATH OF A SOLE OWNER
Action if the Contract is in the Accumulation Phase	Action if the Contract is in the Annuity Phase
• We pay a death benefit to the Beneficiary unless the
Beneficiary is the surviving spouse and continues the Contract.
If you selected Investment Protector, this benefit ends unless the Contract is continued by a surviving spouse. If you selected
Income Protector or Income Focus, this benefit and any
guaranteed lifetime payments end unless the Contract is
continued by a surviving spouse who is also both a Beneficiary and Covered Person.
• The death benefit is the greater of the Contract Value or the guaranteed death benefit value. The guaranteed death benefit value is the Traditional Death Benefit Value under the
Traditional Death Benefit, or the Maximum Anniversary Value
under the Maximum Anniversary Death Benefit.
• If the deceased Owner was a Determining Life and the
surviving spouse Beneficiary continues the Contract:
– we increase the Contract Value to equal the guaranteed
death benefit value if greater and available, and the death
benefit ends,
– the surviving spouse becomes the new Owner,
– the Accumulation Phase continues, and
– upon the surviving spouse’s death, his or her
Beneficiary(s) receives the Contract Value.
• If the deceased Owner was not the Determining Life the
Traditional Death Benefit or Maximum Anniversary Death
Benefit are not available.

• The Beneficiary becomes the Payee. If we are still required to make Annuity Payments under the selected Annuity Option, the
Beneficiary also becomes the new Owner.
• If the deceased was not an Annuitant, Annuity Payments to the
Payee continue. No death benefit is payable.
• If the deceased was the only surviving Annuitant, Annuity
Payments end or continue as follows.
– Annuity Option 1 or 3, payments end.
– Annuity Option 2 or 4, payments end when the
guaranteed period ends.
– Annuity Option 5, payments end and the Payee may
receive a lump sum refund.
• If the deceased was an Annuitant and there is a surviving joint
Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.
• For a Qualified Contract, the Annuity Payments must end ten years after the Owner’s death.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

Determining Life (Lives)
The Determining Life (Lives) are the individuals on whose life we base the guaranteed Traditional Death Benefit or Maximum Anniversary Death Benefit. We established the Determining Life (Lives) at Contract issue and they generally do not change. For an individually owned Contract the Determining Life (Lives) are the Owner(s). For a non-individually owned Contract the Determining Life is the Annuitant. After the Issue Date the Determining Life (Lives) only change as follows:
•
If you remove a Joint Owner due to divorce we also remove that person as a Determining Life, or
•
If you purchased a jointly owned Non-Qualified Contract and change ownership to a Trust, we remove the prior Owner who is not the Annuitant as a Determining Life.
Beneficiary
The Beneficiary is the person(s) or entity you designated to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If a Beneficiary predeceases you, or you and a Beneficiary die simultaneously as defined by applicable state law or regulation, that Beneficiary’s interest in this Contract ends unless your Beneficiary designation specifies otherwise. If there are no surviving Beneficiaries or if there is no named Beneficiary, we pay the death benefit to your estate or the Owner if the Owner is a non-individual.
FOR JOINTLY OWNED CONTRACTS: The sole primary Beneficiary is the surviving Joint Owner regardless of any other named primary Beneficiaries. If both Joint Owners die simultaneously as defined by applicable state law or regulation, we pay the death benefit to the named surviving primary Beneficiaries. If there are no named surviving primary Beneficiaries, we pay the death benefit to the named surviving contingent Beneficiaries, or to the estate of the
Joint Owner who died last if there are no named surviving contingent Beneficiaries.

Covered Person(s) for income protector and income focus
If you have Income Protector or Income Focus, we base Lifetime Plus Payments or Income Focus Payments (lifetime payments) on the lives of the Covered Person(s). Their ages determine when lifetime payments can begin and the initial payment amount. When you selected Income Protector or Income Focus, you chose whether you wanted payments based on your life (single lifetime payments), or the lifetime of you and your spouse (joint lifetime payments). Joint Owners and joint Covered Persons must be spouses within the meaning of federal tax law. Based on your payment selection, we determined the Covered Persons as follows.
For single lifetime payments and:
•
solely owned Contracts, the Covered Person is the Owner.
•
jointly owned Contracts, Joint Owners must be spouses and you chose which Owner is the Covered Person.
•
Contracts owned by a non-individual, the Covered Person is the Annuitant.
For joint lifetime payments, Covered Persons must be spouses and:
•
Non-Qualified Contracts:
−
spouses must be Joint Owners; or
−
one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.
•
Qualified Contracts:
−
one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or
−
if the Owner is a qualified plan or a custodian, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary because we also require the qualified plan or custodian to be the sole primary Beneficiary. This structure allows the surviving non-Annuitant spouse to continue to receive lifetime payments, assuming the surviving non-Annuitant spouse is the beneficiary under the qualified plan or custodial IRA.
You cannot add, remove or replace a Covered Person after the rider effective date if you have Income Protector or Income Focus.
Joint Covered Persons must qualify as spouses under federal tax law until the benefit ends. Until then, if at any time joint Covered Persons are no longer spouses you must send us written notice. Upon notification of divorce, we treat any request to reduce or divide benefits under this Contract as a request for a withdrawal of Contract Value payable to you. However, for tax purposes this is generally treated as a transfer depending on the terms of the divorce decree. We process the

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

withdrawal and remove one spouse from the Contract as a Covered Person, Owner, Joint Owner, Annuitant and/or Beneficiary, according to your instructions or any applicable court order. This withdrawal is subject to any applicable tax or withdrawal charge, and may cause lifetme payments to end prematurely. However, if you do not notify us of the divorce, the Contract continues and upon the death of an Owner, we pay any applicable death benefit to the Beneficiary(s) and the Contract and the benefit both end.
If we remove one joint Covered Person, we do not change your rider charge; we continue to assess the charge associated with joint lifetime payments. We also calculate lifetime payments based on the originally named joint Covered Persons and their ages. However, lifetime payments will continue and end based on the life of the remaining Covered Person. If we remove all Covered Persons from the Contract, the benefit and any lifetime payments end.
Once we remove a Covered Person, he or she cannot be reinstated.

• For Joint Owners that selected single lifetime payments: If you are no longer spouses on the date of an Owner’s death and the Contract Value is positive, we pay any applicable death benefit to the Beneficiary(s) and the benefit and any lifetime payments end. This means Lifetime Plus Payments or Income Focus Payments are no longer available even if a Covered Person is still alive.

Payee
The Payee is the person or entity who receives Annuity Payments during the Annuity Phase. The Owner receives tax reporting on those payments. Generally we require the Payee to be an Owner. However, we may allow you to name a charitable trust, financial institution, qualified plan, or an individual specified in a court order as a Payee subject to our approval. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee.
Assignments, Changes of Ownership and Other Transfers of Contract Rights
You can assign your rights under this Contract to someone else during the Accumulation Phase. An assignment may be absolute or limited, and includes changes of ownership, collateral assignments, or any other transfer of specific Contract rights. After an assignment, you may need the consent of the assignee of record to exercise certain Contract rights depending on the type of assignment and the rights assigned.
You must submit your request to assign the Contract in writing to our Service Center and we must approve it in writing. To the extent permitted by state law, we reserve the right to refuse to consent to any assignment at any time on a nondiscriminatory basis. We will not consent if the assignment would violate or result in noncompliance with any applicable state or federal law or regulation.
Upon our consent, we record the assignment. We are not responsible for the validity or effect of the assignment. We are not liable for any actions we take or payments we make before we receive your request in Good Order and record it. Assigning the Contract does not change, revoke or replace the originally named Annuitant or Beneficiary; if you also want to change the Annuitant or Beneficiary you must make a separate request.
An assignment may be a taxable event. In addition, there are other restrictions on changing the ownership of a Qualified Contract and Qualified Contracts generally cannot be assigned absolutely or on a limited basis. You should consult with your tax adviser before assigning this Contract.
• We cannot restrict assignments and an assignment does not change the Determining Life (Lives). The
Traditional Death Benefit and Maximum Anniversary Death Benefit are only available on the death of a Determining
Life. If you assign the Contract and the Determining Life (Lives) are no longer an Owner (or Annuitant if the Owner is a non-individual) the Traditional Death Benefit or Maximum Anniversary Death Benefit may not be available and your Beneficiary(s) will only receive the Contract Value.

• We cannot restrict assignments and an assignment does not change the Covered Person(s) for Contracts with
Income Protector or Income Focus. Following an assignment or change of ownership/Annuitant/Beneficiary, if a
Covered Person who was previously an Owner or Annuitant no longer has that position, the benefit and any lifetime payments end based on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual) or last surviving Covered Person. However, if the deceased’s spouse continues the Contract, the benefit and lifetime payments continue until the earlier of the date of death of the surviving spouse or last surviving
Covered Person. This means that Lifetime Plus Payments or Income Focus Payments may end even if the Covered
Person is still alive.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

7. Purchase Payments
Purchase Payment Requirements
The Contract is no longer offered for sale, but we continue to accept additional Purchase Payments subject to the limitations described in this prospectus.
The additional Purchase Payment requirements for this Contract are as follows.
•
If you do not have Income Protector, Income Focus, or Investment Protector, you can make additional Purchase Payments of $50 or more during the Accumulation Phase.
•
If you have Income Protector, Income Focus, or Investment Protector, we restrict additional Purchase Payments. Each Rider Year that we allow additional payments you cannot add more than your initial amount without our prior approval. Your initial amount is all Purchase Payments received before the first Quarterly Anniversary of the first Contract Year. If you have Income Protector or Income Focus, we do not allow additional payments on or after the Benefit Date. If you have Investment Protector we do not allow additional payments on or after the third Rider Anniversary. If your benefit was effective on the Issue Date, we allow you to add up to the initial amount in the remainder of the first Contract Year (the first Quarterly Anniversary to the last Business Day before the first Contract Anniversary). The minimum additional Purchase Payment we will accept is $50.
If you remove Income Protector, Income Focus or Investment Protector, these restrictions no longer apply.
•
We do not accept additional Purchase Payments on or after the Annuity Date.
•
The maximum total Purchase Payments we accept without our prior approval is $1 million.
We may, at our sole discretion, waive the minimum Purchase Payment requirements.
If you make additional Purchase Payments, we add this money to your Contract on the Business Day we receive it in Good Order. Our Business Day closes when regular trading on the New York Stock Exchange closes. If you submit a Purchase Payment to your Financial Professional, we do not begin processing the payment until we receive it.
We can only decline a Purchase Payment if it would cause total Purchase Payments to be more than $1 million, or if it would otherwise violate the Purchase Payment restrictions of your Contract (for example, we do not allow additional Purchase Payments on or after the Annuity Date). If mandated under applicable law, we may be required to reject a Purchase Payment.
Allocation of Purchase Payments
You must allocate your money to the Investment Options in whole percentages. If you have the Bonus Option, we allocate the bonus in the same way as the corresponding Purchase Payment. We allow you to invest in up to 15 Investment Options at any one time. We may change this maximum in the future, but you can always invest in at least five Investment Options.
You can instruct us how to allocate additional Purchase Payments. If you do not instruct us, we allocate them according to your future Purchase Payment allocation instructions. Contract Value transfers between Investment Options do not change your future allocation instructions, or how we rebalance your Contract Value quarterly if you have Income Protector, Income Focus, or Investment Protector. For more information, see section 9, Investment Options – Electronic Investment Option Transfer and Allocation Instructions.
You can change your future allocation instructions at any time without fee or penalty. Future allocation instruction changes are effective on the Business Day we receive them in Good Order at our Service Center. We accept changes to future allocation instructions from any Owner unless you instruct otherwise. We may allow you to authorize someone else to change allocation instructions on your behalf.
Automatic Investment Plan (AIP)
AIP is not available if you have a Qualified Contract that is funding a plan that is tax qualified under Section 401 of the Internal Revenue Code.
The AIP makes additional Purchase Payments during the Accumulation Phase on a monthly or quarterly basis by electronic money transfer from your savings, checking or brokerage account. You can participate in AIP by completing our AIP form. Our Service Center must receive your form in Good Order by the 15th of the month (or the next Business Day if the 15th is not a Business day) in order for AIP to begin that same month. We process AIP Purchase Payments on the 20th

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

of the month, or the next Business Day if the 20th is not a Business Day. We allocate AIP Purchase Payments according to your future allocation instructions. AIP Purchase Payments must comply with the allocation requirements and restrictions stated in this section, including the initial amount if you have Income Protector, Income Focus, or Investment Protector. We must receive your request to stop or change AIP at our Service Center before the end of the last Business Day immediately before the Business Day we process AIP to make the change that month. AIP ends automatically as follows.
•
If you begin Annuity Payments, AIP ends on the last Business Day before the Annuity Date.
•
If you have Income Protector or Income Focus, AIP ends on the Benefit Date.
•
If you have Investment Protector, AIP ends on the third Rider Anniversary.
We reserve the right to discontinue or modify AIP at any time and for any reason.
Dollar Cost Averaging (DCA) Program
The DCA program transfers Contract Value monthly from the AZL Government Money Market Fund to your selected Investment Options. By allocating on a regularly scheduled basis, as opposed to making a one-time allocation, your Contract Value may be less susceptible to market fluctuations. However, dollar cost averaging does not directly result in a Contract Value gain or protect against a market loss.
You can participate in either the six- or twelve-month DCA program by completing our DCA form. You can participate in this program, during the Accumulation Phase, one or more times. There are no fees for DCA transfers and currently, we do not count them as a free transfer. We reserve the right to discontinue or modify the DCA program at any time and for any reason.
If you choose to participate in this program, you must allocate at least $1,500 to the AZL Government Money Market Fund. Each month while the program is in effect, we transfer Contract Value applied to the DCA program from the AZL Government Money Market Fund according to your future Purchase Payment allocation instructions.
Information on the AZL Government Money Market Fund can be found in Appendix A – Investment Options Available Under the Contract, including instructions on how to obtain the Investment Option’s prospectus.
We make DCA transfers on the tenth of the month, or the next Business Day if the tenth is not a Business Day. We must receive your DCA form in Good Order at our Service Center before the end of the Business Day that we process these transfers or your participation does not begin until next month.
Your participation ends on the earliest of the following:
•
the Benefit Date that Lifetime Plus Payments begin if you have Income Protector;
•
you request to end the program (your request must be received at our Service Center before the end of the last Business Day immediately before the tenth to end that month);
•
the DCA program period ends (which is either six or twelve months); or
•
your Contract ends.
If the DCA program ends at your request or because you request Lifetime Plus Payments, on the Business Day your program ends we transfer any remaining DCA program Contract Value in the AZL Government Money Market Fund according to your future allocation instructions.
• For Contracts with Income Protector or Investment Protector, quarterly rebalancing transfers under these benefits do not move Contract Value allocated to the DCA program into or out of the AZL Government Money
Market Fund.

• This program is not available if you have Income Focus.

8. Valuing Your Contract
Your Contract Value increases and decreases based on Purchase Payments (and any bonus), transfers, withdrawals, deduction of fees and charges, and your selected Investment Options’ performance. We require that the Contract Value after a partial withdrawal must be at least $2,000.* We reserve the right to treat a partial withdrawal that reduces the Contract Value below this minimum as a full withdrawal.
*
Does not apply to Lifetime Plus Payments or Income Focus Payments.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

We place Purchase Payments  (and any bonus) you allocate to the Investment Options into subaccounts under our Separate Account (Allianz Life of NY Variable Account C). Each subaccount invests exclusively in one Investment Option. We use accumulation units to account for all amounts allocated to or withdrawn from each subaccount.
Accumulation Units
When we receive a Purchase Payment at our Service Center, we credit your Contract with accumulation units based on the Purchase Payment (and any bonus) amount and daily price (accumulation unit value) for the subaccount of your selected Investment Option. A subaccount’s accumulation unit value is based on the price (net asset value) of the underlying Investment Option. An Investment Option’s net asset value is typically determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day receives the next Business Day’s price.
We arbitrarily set the initial accumulation unit value for each subaccount. On the Issue Date, the number of accumulation units in each subaccount was equal to the initial Purchase Payment (and any bonus) amount allocated to a subaccount, divided by that subaccount’s accumulation unit value.
Example
•
On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.
•
When the New York Stock Exchange closes on that Wednesday, we determine that the accumulation unit value is $13.25 for your selected Investment Option.
We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with 226.415094 subaccount accumulation units for your selected Investment Option.
At the end of each Business Day, we adjust the number of accumulation units in each subaccount as follows. Additional Purchase Payments  (and any bonus) and transfers into a subaccount increase the number of accumulation units. Withdrawals, transfers out of a subaccount, and the deduction of any Contract charge other than the M&E charge decrease the number of accumulation units. The M&E charge reduces the accumulation unit value, not the number of accumulation units.
At the end of each Business Day for each subaccount, we multiply the accumulation unit value at the end of the prior Business Day by the percentage change in value of an Investment Option since the prior Business Day. The percentage change includes both the market performance of the Investment Option and the assessed M&E charge.
Computing Contract Value
We calculate your Contract Value at the end of each Business Day by multiplying each subaccount’s accumulation unit value by its number of accumulation units, and then adding those results together for all subaccounts. Additional Purchase Payments increase your Contract Value, withdrawals and Contract charges reduce your Contract Value.

9. Investment Options
Information regarding each Investment Option, including its (i) name, (ii) investment objectives, (iii) investment adviser and any subadviser, (iv) current expenses, and (v) performance is available in Appendix A – Investment Options Available Under the Contract. Each Investment Option has issued a prospectus that contains more detailed information about the Investment Option. You should read the prospectuses for the Investment Options carefully before investing. The Investment Option prospectuses and other information can be found online at allianzlife.com/new-york/variableoptions. You can also request this information at no cost by calling (800) 624-0197, by sending an email request to contact.us@allianzlife.com, or by contacting your Financial Professional.
In the future, we may add, eliminate or substitute Investment Options to the extent permitted by the federal securities laws and, when required, the SEC. Certain Investment Options may not be available to you.
Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. A material conflict of interest may arise between insurance companies, owners of different types of contracts, and retirement plans or their participants. Each Investment Option’s Board of Directors monitors for material conflicts, and determines what action, if any, should be taken to address any conflicts.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios managed by the same investment advisers. Although the names, objectives and policies may be similar, the Investment Options investment results may be higher or lower than these other portfolios’ results. The investment advisers cannot guarantee, and make no representation, that these similar funds’ investment results will be comparable even though the Investment Options have the same names, investment advisers, objectives, and policies.
Each Investment Option offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust) is a “fund of funds” and diversifies its assets by investing primarily in shares of several other affiliated mutual funds.
The Investment Options may pay 12b-1 fees to the Contracts’ distributor, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. In addition, we may enter into certain arrangements under which we, or Allianz Life Financial Services, LLC, are compensated by the Investment Options’ advisers, distributors and/or affiliates for administrative services and benefits we provide to the Investment Options. The compensation amount usually is based on the Investment Options’ aggregate assets purchased through contracts we issue or administer. Some advisers may pay us more or less than others. The maximum service fee we currently receive from any variable investment option in any variable annuity contract we offer is 0.55% annually of the average aggregate amount invested by us in the Investment Options.
The Allianz VIP Fund of Funds Trust underlying funds do not pay 12b-1 fees or service fees to the Trust, and the Trust does not charge 12b-1 fees or service fees. The Allianz VIP Fund of Funds Trust underlying funds or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to you. Service fees may vary depending on the underlying fund.
Through common ownership, we are affiliated with Allianz Investment Management LLC and Pacific Investment Management Company LLC, which serve as adviser or sub-adviser to certain Investment Options as listed in Appendix A – Investment Options Available Under the Contract.
Substitution and Limitation on Further Investments
We may substitute another Investment Option for one of your selected Investment Options, for any reason in our sole discretion. To the extent required by the Investment Company Act of 1940 or other applicable law, we do not substitute any shares without SEC approval and providing you notice. We may make substitutions with respect to your existing allocations, future Purchase Payment allocations, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain purchaser classes. We may limit further Investment Option allocations if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We may also close Investment Options to additional allocations. The fund companies that sell Investment Option shares to us, pursuant to participation agreements, may end those agreements and discontinue offering us their shares.
Transfers Between Investment Options
You can make transfers between Investment Options, subject to the following restrictions. Currently, there is no maximum number of transfers allowed, but we may change this in the future. Transfers are subject to a transfer fee as discussed in section 11, Expenses.
The following applies to any transfer.
•
Your request for a transfer must clearly state the Investment Options involved and how much to transfer.
•
If you have an optional living benefit, your transfer instructions must comply with the applicable investment restrictions.
•
Your right to make transfers is subject to the Excessive Trading and Market Timing policy discussed later in this section.
•
Contract Value transfers between Investment Options do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value quarterly if you have an optional living benefit. To change this quarterly rebalancing when you make a transfer, you must also change your future allocation instructions.
We process transfer requests based on prices next determined after we receive your request in Good Order at our Service Center. If we do not receive your transfer request before the end of the current Business Day, even if due to our delay in answering your call or a delay caused by our electronic systems, you receive the next Business Day’s prices. For jointly

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

owned Contracts, unless you require us to obtain signatures from both Joint Owners, we accept transfer instructions from any Joint Owner. We may also allow you to authorize someone else to request transfers on your behalf.
Electronic Investment Option Transfer and Allocation Instructions
We use reasonable procedures to confirm that electronic transfer and allocation instructions given to us are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record telephone instructions and log all fax, email and website instructions. We reserve the right to deny any transfer request or allocation instruction change, and to discontinue or modify our electronic instruction privileges at any time for any reason.
Please note that telephone, fax, email and/or the website may not always be available. Any electronic system, whether it is ours, yours, your service provider’s, or your Financial Professional’s, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your transfer request or allocation instruction change. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability. If you are experiencing problems, you should submit your instructions in writing to our Service Center.
By authorizing electronic instructions, you authorize us to accept and act upon these instructions for your Contract. There are risks associated with electronic communications that do not occur with a written request. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone with your password; we cannot verify that the person providing instructions on the website is you, or is authorized by you.
Excessive Trading and Market Timing
We discourage and do not accommodate frequent transfers. We may restrict or modify your right to make transfers to prevent any use that we consider to be part of a market timing program.
Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as “potentially disruptive trading”) may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.
•
Dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into an Investment Option at prices that are below their true value, or transfer out at prices above their true value.
•
An adverse effect on portfolio management, such as causing an Investment Option to maintain a higher level of cash or causing an Investment Option to liquidate investments prematurely.
•
Increased brokerage and administrative expenses.
We attempt to protect our Owners and the Investment Options from potentially disruptive trading through our excessive trading and market timing policies and procedures. Under these policies and procedures, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by your Contract or applicable state law, we may:
•
Limit transfer frequency (for example, prohibit more than one transfer a week, or more than two a month, etc.).
•
Restrict the transfer method (for example, requiring all transfers be sent by first-class U.S. mail and rescinding electronic transfer privileges).
•
Require a minimum time period between each transfer into or out of the same Investment Option. Our current policy, which is subject to change without notice, prohibits “round trips” within 14 calendar days. We do not include transfers into and/or out of the AZL Government Money Market Fund when available in your Contract. Round trips are transfers into and back out of the same Investment Option, or transfers out of and back into the same Investment Option.
•
Refuse transfer requests made on your behalf by an asset allocation and/or market timing service.
•
Limit the dollar amount of any single Purchase Payment or transfer request to an Investment Option.
•
Prohibit transfers into specific Investment Options.
•
Impose other limitations or restrictions to the extent permitted by federal securities laws.
We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser’s, subadviser’s or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.
Currently, we attempt to deter disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine it constitutes disruptive trading, we also impose transfer restrictions. Transfer restrictions may include refusing electronic transfers and requiring all transfers be sent by first-class U.S. mail. We do not enter into agreements permitting market timing and would

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions if we determine, in our sole discretion, that transfers disadvantage other Owners. We notify you in writing if we impose transfer restrictions on you.
We do not include automatic transfers made under any of our programs or Contract features when applying our market timing policy.
We adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by your legitimate interest in diversifying your investment and making periodic asset re-allocations based on your personal situation or overall market conditions. We attempt to protect your interests in making legitimate transfers by providing reasonable and convenient transfer methods that do not harm other Owners.
We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures discussed here. In determining if a transfer is appropriate, we may, but are not required to, take into consideration its relative size, whether it was purely a defensive transfer into the AZL Government Money Market Fund, and whether it involved an error or similar event. We may also reinstate electronic transfer privileges after we revoke them, but we do not reinstate these privileges if we believe they might be used for future disruptive trading.
We cannot guarantee the following:
•
Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
•
Revoking electronic transfer privileges will successfully deter all potentially disruptive trading.
In addition, some of the Investment Options are available to other insurance companies and we do not know if they adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be. Because we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.
We may, without prior notice to any party, take whatever action we deem appropriate to comply with any state or federal regulatory requirement. In addition, purchase orders for an Investment Option’s shares are subject to acceptance by that Investment Option’s manager. We reserve the right to reject, without prior notice, any Investment Option transfer request or Purchase Payment if the purchase order is rejected by the investment manager. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we must provide information about you and your trading activities to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept buy orders from us until we comply.
Investment Options may add or change policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group if the investment adviser to one or more of the Investment Options determines that the person requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options’ prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the Investment Options’ managers.
This Contract is not designed for professional market timing organizations, or other persons using programmed, large, or frequent transfers, and we may restrict excessive or inappropriate transfer activity.

We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and how we apply trading restrictions, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person’s electronic transfer privileges and require all future requests to be sent by first-class U.S. mail. In the alternative, if the disruptive

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

trading affects only a single Investment Option, we may prohibit transfers into or Purchase Payment allocations to that Investment Option. We notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.
The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if others are able to engage in potentially disruptive trading practices that have negative effects.
Flexible Rebalancing Program
Your selected Investment Options’ performance may cause the percentage of Contract Value in each Investment Option to change. Flexible rebalancing can help you maintain your selected allocation percentages. You can direct us to automatically adjust your Contract Value in the Investment Options according to your future Purchase Payment allocation instructions on a quarterly, semi-annual or annual basis according to your instructions. We make flexible rebalancing transfers on the 20th of the month, or the next Business Day if the 20th is not a Business Day. We must receive your flexible rebalancing program form in Good Order at our Service Center before the end of the Business Day before we rebalance, or your program does not begin until next month. If you participate in this program, there are no fees for the flexible rebalancing transfers and we do not currently count them as a free transfer. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To end this program, we must receive your request at our Service Center before the end of the last Business Day immediately before the 20th to end that month.
This program is not available if you have Income Protector, Income Focus, or Investment Protector.
Financial Adviser Fees
If you have a financial adviser and want to pay their fees from this Contract, you can submit a written request to our Service Center by completing our third party money management customer authorization of transfer form and fee redemption authorization form. If we approve your request, we withdraw the requested fees and pay them to your Financial Professional or Financial Professional’s firm as instructed. The fee redemption authorization is an agreement between you, your Financial Professional and/or the Financial Professional's firm. The agreement authorizes us to deduct adviser fees from the Contract and send them to the Financial Professional or the Financial Professional's firm upon written request. You can terminate this agreement at any time by providing us written notice. We retain the right to request an updated fee redemption authorization form at any time.
The Financial Professional or Financial Professional’s firm requests each fee payment by submitting a letter of instruction that includes the fee amount. We treat this fee payment as a withdrawal, which means it is subject to a withdrawal charge, federal and state income taxes, and a 10% additional federal tax if you are under age 59 1∕2. We deduct adviser fees (including any withdrawal charge) proportionately from each Investment Option unless you provide us with alternate instructions. This withdrawal reduces the Contract Value and the amount available under the free withdrawal privilege by the dollar amount withdrawn. The withdrawal also may reduce your Contract's guaranteed values (such as Income Protector's Benefit Base) proportionately by the percentage of Contract Value withdrawn. Proportionate reduction may reduce your Contract's guaranteed values significantly more than the amount withdrawn.
If this is a Non-Qualified Contract, a withdrawal will be a taxable withdrawal to the extent that gain exists within the Contract. Financial adviser fees paid from an IRA, Roth IRA, or Sep IRA will not be treated as a taxable withdrawal as long as the annuity contract is solely liable for the payment of the fee. You should consult a tax adviser regarding the tax treatment of adviser fee payments. We reserve the right to discontinue or modify this feature at any time for any reason. Please consult with your Financial Professional before requesting us to pay adviser fees from this Contract compared to other assets you may have.
Your financial adviser acts on your behalf, not ours. We are not party to any agreement between you and your financial adviser, nor are we responsible for your financial adviser’s actions. We do not verify that withdrawals for financial adviser fees align with the terms of your agreement with your financial adviser. We do not set your financial adviser’s fee or receive any part of it. Any withdrawal for financial adviser fees you pay is in addition to this Contract’s fees and expenses. We pay sales commissions to the selling firms and their Financial Professionals. The maximum commission payable to the selling firms for Contract sales is expected to not exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments. Financial Professionals and their managers may also be eligible for various benefits such as production incentive bonuses, insurance benefits, and non-cash

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

compensation items that we may provide jointly with our principal underwriter, Allianz Life Financial Services, LLC. You should ask your financial adviser about compensation they receive for this Contract. Allianz Life of New York is not a financial adviser, and does not provide investment advice in connection with sales of the Contract. We are not a fiduciary to you, and do not make recommendations or assess suitability.
You can submit a written request to our Service Center on a form satisfactory to us to allow your adviser to make Investment Option transfers on your behalf. However, we reserve the right to review a financial adviser’s trading history before allowing him or her to make transfers. If, in our sole discretion, we believe the financial adviser's trading history indicates excessive trading, we can deny your request. If we approve it, your financial adviser is subject to the same trading restrictions that apply to Owners. We can deny or revoke trading authority in our sole discretion.
Voting Privileges
We legally own the Investment Option shares. However, when an Investment Option holds a shareholder vote that affects your investment, we ask you to give us voting instructions. We then vote all of our shares, including any we own on our behalf, in proportion to those instructions. Because most Owners do not give us instructions and we vote shares proportionally, a small number of Owners may determine a vote’s outcome. If we determine we no longer need to get your voting instructions, we will decide how to vote the shares. Only Owners have voting privileges. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.
We determine your voting interest in an Investment Option as follows:
•
You can provide voting instructions based on the dollar value of the Investment Option’s shares in your Contract’s subaccount. We calculate this value based on the number and value of accumulation units for your Contract on the record date. We count fractional units.
•
You receive proxy materials and a voting instruction form.

10. Our General Account
Our general account holds all our assets other than our separate account assets. We own our general account assets and use them to support our insurance and annuity obligations, other than those funded by our separate accounts. These assets are subject to our general business operation liabilities, and may lose value. Subject to applicable law, we have sole investment discretion over our general account assets.
We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered our general account interests under the Securities Act of 1933. As a result, the SEC has not reviewed our general account prospectus disclosures.
We do not currently offer any general account investment choices during the Accumulation Phase. All guaranteed death and living benefits that are greater than your Contract Value, all bonuses under Bonus Option Contracts, and all fixed Annuity Payments are supported by our general account. The financial obligations supported by our general account are subject to our claims-paying ability, financial strength, and the priority rights of our other creditors.

11. Expenses
Contract fees and expenses reduce your investment return and are described in this prospectus in detail.
Base Contract Expenses (Mortality and Expense Risk (M&E) Charge)
In your Contract, the base contract expense is referred to as the “mortality and expense risk” or “M&E” charge. We calculate and accrue the M&E charge at an annualized rate of the Investment Options’ net asset value on each Business Day during the Accumulation Phase. The base M&E charge varies by Contract class, as follows.
Mortality and Expense Risk (M&E) Charge (as a percentage of each Investment Option’s net asset value)
Base Option	1.40%
Bonus Option	1.90%

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

The M&E charge reduces the net asset value that we use to calculate each subaccount’s accumulation unit value during the Accumulation Phase. The net asset value is the price of an underlying Investment Option. For more information on accumulation unit values, see the discussion in section 8, Valuing Your Contract.
Upon the death of the Owner, we continue to assess a M&E charge of 1.40% when paying the death benefit under death benefit payment Option B, or with optional payments under death benefit payment Option C, as noted in section 15, Death Benefit – Death Benefit Payment Options.
If you select Annuity Payments during the Annuity Phase, we do not assess the M&E charge during the Annuity Phase.
The M&E charge compensates us for providing all your Contract’s benefits, including our contractual obligation to make Annuity Payments and certain Contract and distribution expenses. The M&E charge also compensates us for assuming the expense risk that the current charges are less than future Contract administration costs as well as the cost of providing certain features under the Contract. If the M&E charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit.
Optional Benefit Additional M&E Charge
Maximum Anniversary Death Benefit
If you have the Maximum Anniversary Death Benefit, we deduct an additional M&E charge from your Contract Value during the Accumulation Phase while your benefit is in effect. The additional M&E charge is 0.30%, as a percentage of each Investment Option’s net asset value. This charge compensates us for the risks we assume under the Maximum Anniversary Death Benefit.
If you have Maximum Anniversary Death Benefit and you remove the Additional Required Benefit from your Contract, we stop assessing the additional 0.30% M&E charge for the Maximum Anniversary Death Benefit after the Additional Required Benefit’s rider termination date. In this instance you will not receive any future lock-ins of annual investment gains to your death benefit but you keep any prior lock-ins.
Optional Living Benefit Rider Charges
Income Protector, Income Focus, and Investment Protector
If you have Income Protector, Income Focus, or Investment Protector we deduct a rider charge from your Contract Value during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. The rider charge is an annualized rate that is calculated and accrued on a daily basis, and deducted quarterly. It is calculated as a percentage of the Benefit Base for Income Protector, as a percentage of the Total Income Value for Income Focus, and as a percentage of the Target Value for Investment Protector.
We begin calculating and accruing the daily rider charge amount on the day after the Rider Effective Date. We calculate the daily rider charge before we process any additional Purchase Payments or withdrawals. If you have Income Protector, we calculate the daily rider charge on days that are also a Quarterly Anniversary before we increase the Benefit Base for the Annual Increase Percentage or any Contract Value increase. If you have Investment Protector, we calculate the daily rider charge on days that are also a Rider Anniversary before we increase the Target Value for any Contract Value increase. We deduct the rider charge on each Quarterly Anniversary (or the next Business Day if the Quarterly Anniversary is not a Business Day) while your benefit is in effect with the following exceptions.
•
If you withdraw the total Contract Value, we deduct the final rider charge (the total of all daily rider charges we calculated for the current Contract quarter) before processing the withdrawal.
•
If you annuitize the Contract, we deduct the final rider charge before calculating Annuity Payments.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

•
If your benefit ends due to death, we deduct the final rider charge before calculating the death benefit.
Income Protector (Version Identifier)	Available Dates	Rider Charge ( as a percentage of the Benefit Base)
		Minimum	Maximum		Current(1)
		Single and Joint Payment	Single Payment	Joint Payment	Single Payment	Joint Payment
(01.17 through 02.21)	1/3/2017 – 2/28/2021	0.50%	2.50%	2.75%	1.40%	1.40%
(04.15 through 12.16)	4/27/2015 – 1/2/2017	0.50%	2.50%	2.75%	1.30%	1.30%
(10.12)	4/29/2013 – 4/24/2015	0.50%	2.50%	2.75%	1.10%	1.10%
(1)
The current rider charge may increase or decrease on each Quarterly Anniversary.
For information on how we calculate the Benefit Base, see section 16, Income Protector – Benefit Base.
Income Focus	Available Dates	Rider Charge (as a percentage of the Total Income Value)
		Minimum	Maximum		Current(1)
		Single and Joint Payment	Single Payment	Joint Payment	Single Payment	Joint Payment
	4/29/2013 – 4/24/2015	0.50%	2.75%	2.95%	1.30%	1.30%
(1)
The current rider charge may increase or decrease on each Quarterly Anniversary.
For information on how we calculate the Total Income Value, see Appendix D, Income Focus – Total Income Value.
Investment Protector (Version Identifier)	Available Dates	Rider Charge (as a percentage of the Target Value)
		Maximum	Minimum	Current(1)
(07.13 through 10.16)	7/22/2013 – 10/16/2016	2.50%	0.35%	1.30%
(07.12)	4/29/2013 – 7/19/2013	2.50%	0.35%	1.20%
(1)
The current rider charge may increase or decrease on each Quarterly Anniversary.
For information on how we calculate the Target Value, see Appendix E, Investment Protector – Target Value.
We reserve the right to increase or decrease the rider charge on each Quarterly Anniversary, subject to the maximum and minimum. However, in any twelve-month period we cannot increase or decrease the rider charge more than 0.50% if you have Income Protector or Income Focus, or 0.35% if you have Investment Protector. If we increase your rider charge, we notify you in writing at least 30 days in advance to allow you the option of accepting the charge increase, or removing your benefit before the charge increases.
We deduct the rider charge on a dollar for dollar basis from the Contract Value. We deduct the rider charge from the Contract Value on each Quarterly Anniversary before we use that Contract Value to compute any of your Contract’s guaranteed values, but we do not treat the deduction of the rider charge as a withdrawal when computing these guaranteed values. Guaranteed values include Income Protector’s Benefit Base (see section 16), Maximum Anniversary Death Benefit’s Maximum Anniversary Value (see section 15), Income Focus’ Total Income Value (see Appendix D), and Investment Protector’s Target Value (see Appendix E). If on a Quarterly Anniversary (or the next Business Day if the Quarterly Anniversary is not a Business Day) the Contract Value is less than the rider charge, we deduct your total remaining Contract Value to cover the final rider charge and reduce your Contract Value to zero. If the deduction of the final rider charge eliminates your Contract Value, it does not end your Contract, selected benefit, or any lifetime income payments, although we no longer assess or deduct the rider charge.
Changes to the Benefit Base, Total Income Value, or Target Value change the rider charge amount. For example, if you have Income Protector and receive an annual Lifetime Plus Payment increase because the Contract Value increased, both your Benefit Base and daily rider charge amount also increase. Similarly, an Excess Withdrawal decreases both your Benefit Base and daily rider charge amount. An Excess Withdrawal is the amount of any withdrawal you take while you are receiving Lifetime Plus Payments or Income Focus Payments that, when added to other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your annual maximum permitted payment.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

This fee compensates us for the benefits provided by Income Protector, Income Focus, and Investment Protector, including your benefit’s guarantees. If the rider charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit.
Example: You elected Income Protector (04.20v1). Your initial purchase payment was $100,000. On the Quarterly Anniversary your current annual rider charge is 1.40% and your Benefit Base is $116,250 based on an Annual Increase Percentage of 5% (1.25% simple interest quarterly). During the quarter you make no additional Purchase Payments, take no withdrawals and do not begin Lifetime Plus Payments. We calculate the daily rider charge amount for this quarter as follows:
(the Benefit Base) x (annual rider charge ÷ 365) = daily rider charge amount, or: $116,250 x (1.40% ÷ 365) = $4.46
If there are 89 days in the current quarter (which includes the next Quarterly Anniversary), then the total quarterly rider charge is:
(number of days in the current quarter) x (daily rider charge amount), or: 89 x $4.46 = $396.94
On the next Quarterly Anniversary we would deduct $396.94 from the Contract Value, then apply the Annual Increase Percentage to the Benefit Base. Assuming the Contract Value is not greater than the Annual Increase after application of simple interest increase, the new Benefit Base for the upcoming quarter would be $117, 500 ($116,250 + $100,000 x 1.25%). We would then use this new Benefit Base to begin computing the daily rider charge for the next quarter on the next day as:
(the Benefit Base) x (annual rider charge ÷ 365) = daily rider charge amount, or: $117,500 x (1.40% ÷ 365) = $4.51
If you make an additional Purchase Payment of $15,000 on the 43rd day of the next quarter, your Benefit Base would increase by the amount of the payment to $132,500 ($117,500 + $15,000). We would then use this new Benefit Base to begin computing the daily rider charge for the remainder of the quarter on the next day as:
(the Benefit Base) x (annual rider charge ÷ 365) = daily rider charge amount, or: $132,500 x (1.40% ÷ 365) = $5.08
If there are 92 days in the current quarter (which includes the next Quarterly Anniversary), then the total quarterly rider charge is:
(number of days in the current quarter) x (daily rider charge amount), or:
(43 x $4.51) + (49 x $5.08) = $193.93+ $248.92 = $442.85
On the next Quarterly Anniversary we would deduct $442.85 from the Contract Value, then apply the Annual Increase Percentage and lock in any Contract Value increase to the Benefit Base. We would then use this new updated Benefit Base to begin computing the daily rider charge for the next quarter on the next day.
Please note that this example may differ from your actual results due to rounding.
If Income Protector ends before the Benefit Date due to the death of a Covered Person or Owner (or Annuitant if the
Owner is a non-individual), we refund any rider charges accrued and deducted after the date of death. If Income Protector ends after the Benefit Date due to the death of a Covered Person or Owner (or Annuitant if the Owner is a non-individual), we will not refund rider charges accrued and deducted after the date of death.

Contract Maintenance Charge (Administrative Expenses)
Your annual contract maintenance charge is $50. This charge is for Contract administration and maintenance expenses. We waive this charge as follows:
•
During the Accumulation Phase if the total Contract Value for all VisionSM New York Contracts you own is at least $100,000 at the end of the last Business Day before the Contract Anniversary, or if the Contract Value for this single Vision New York Contract is at least $100,000 on the Contract Anniversary (or the next Business Day if the Contract Anniversary is not a Business Day). We determine the total Contract Value for all individually owned VisionSM New York Contracts by using the Owner’s social security number, and for non-individually owned VisionSM New York Contracts we use the Annuitant’s social security number.
•
During the Annuity Phase.
•
When paying death benefits under death benefit payment options A, B, or C.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

We deduct the contract maintenance charge on a dollar for dollar basis from the Contract Value determined on the Contract Anniversary (or the next Business Day if the Contract Anniversary is not a Business Day). If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we deduct the full contract maintenance charge. We do not treat the deduction of the contract maintenance charge as a withdrawal when computing any of your Contract’s guaranteed values.
Withdrawal Charge
You can take withdrawals during the Accumulation Phase. A withdrawal charge applies if any part of a withdrawal comes from a Purchase Payment that is still within the withdrawal charge period. We assess the withdrawal charge against the Withdrawal Charge Basis, which is equal to total Purchase Payments, less any withdrawals and any applicable withdrawal charge. We do not reduce the Withdrawal Charge Basis for any amounts we deduct to pay the transfer fee, contract maintenance charge, or rider charge.
We do not assess a withdrawal charge on penalty-free withdrawals or amounts we deduct to pay Contract charges, other than the withdrawal charge. However, any amounts used to pay a withdrawal charge are subject to a withdrawal charge. Amounts withdrawn to pay investment adviser fees are subject to a withdrawal charge if they exceed the free withdrawal privilege. Penalty-free withdrawals include: withdrawals under the free withdrawal privilege, and waiver of withdrawal charge benefit; payments under our minimum distribution program; Lifetime Plus Payments; and Income Focus Payments.
For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a “first-in-first-out” (FIFO) basis and we process withdrawal requests as follows.
1.
First we withdraw from Purchase Payments that are beyond your Contract’s withdrawal charge period (for example, on a Base Option Contract, Purchase Payments we have had for seven or more complete years). This withdrawal is not subject to a withdrawal charge and it reduces the Withdrawal Charge Basis.
2.
Then, if this is a partial withdrawal, we withdraw from the free withdrawal privilege (see section 12, Access to Your Money – Free Withdrawal Privilege). This withdrawal is not subject to a withdrawal charge and it reduces the Withdrawal Charge Basis, and is withdrawn from Purchase Payments on a FIFO basis.
3.
Next, on a FIFO basis, we withdraw from Purchase Payments within your Contract’s withdrawal charge period and assess a withdrawal charge. Withdrawing payments on a FIFO basis may help reduce the total withdrawal charge because the charge declines over time. We determine your total withdrawal charge by multiplying each payment by its applicable withdrawal charge percentage and then totaling the charges. This withdrawal reduces the Withdrawal Charge Basis.
4.
Finally we withdraw any Contract earnings. This withdrawal is not subject to a withdrawal charge and it reduces the Withdrawal Charge Basis.
The withdrawal charge as a percentage of each Purchase Payment withdrawn is as follows.
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
	Base Contract	Bonus Option
0	8.5%	8.5%
1	8.5%	8.5%
2	7.5%	8.5%
3	6.5%	8%
4	5%	7%
5	4%	6%
6	3%	5%
7	0%	4%
8	0%	3%
9 years or more	0%	0%
Upon a full withdrawal, we first deduct any applicable contract maintenance charge and rider charge before we calculate the withdrawal charge. We deduct any applicable withdrawal charge from the total Contract Value and send you the remaining amount. For a partial withdrawal we deduct the amount you request, plus any applicable withdrawal charge from the total Contract Value. We apply the withdrawal charge to this total amount and we pay you the amount you requested. For partial withdrawals, we deduct the charge proportionately from your selected Investment Options. If a

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

partial withdrawal occurs on a day that we also assess the rider charge and/or contract maintenance charge, we assess these charges in this order after we deduct the withdrawal and any applicable withdrawal charge from the Contract Value.
The withdrawal charge compensates us for expenses associated with selling the Contract.
Example: You make an initial Purchase Payment of $30,000 on a Base Option Contract and make another Purchase Payment in the first month of the second Contract Year of $70,000. In the third month of the third Contract Year, your Contract Value is $110,000 and you request a $52,000 withdrawal. We withdraw money and compute the withdrawal charge as follows.
1)
Purchase Payments beyond the withdrawal charge period. All payments are still within the withdrawal charge period, so this does not apply.
2)
Amounts available under the free withdrawal privilege. You did not take any other withdrawals this year, so you can withdraw up to 12% of your total payments (or $12,000) without incurring a withdrawal charge. We also deduct this $12,000 from the first $30,000 Purchase Payment, which leaves $18,000 in this first payment.
3)
Purchase Payments on a FIFO basis. We withdraw the remaining $18,000 from the first Purchase Payment, which is subject to a 7.5% withdrawal charge, and you receive $16,650. We determine this amount as follows:
(amount withdrawn) x (1 – withdrawal charge) = the amount you receive, or:
$18,000 x 0.925 = $16,650.
Next we withdraw from the second Purchase Payment. So far, you received $28,650 ($12,000 under the free withdrawal privilege and $16,650 from the first Purchase Payment), so we withdraw $23,350 from the second Purchase Payment to equal the $52,000 you requested. The second Purchase Payment is subject to an 8.5% withdrawal charge. We calculate the total amount withdrawn and its withdrawal charge as follows:
(the amount you receive) ÷ (1 – withdrawal charge) = amount withdrawn, or:
$23,350 ÷ 0.915 = $25,519
4)
Contract earnings. We already withdrew your requested amount, so this does not apply.
In total we withdrew $55,519 from your Contract, of which you received $52,000 and paid a withdrawal charge of $3,519.
Reduction or Elimination of the Withdrawal Charge
We may reduce or eliminate the withdrawal charge if the Contract was sold under circumstances that reduced its sales expenses. We will implement this withdrawal charge reduction or elimination in a nondiscriminatory manner. For example, if a large group of individuals purchased Contracts or if a purchaser already had a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life of New York or any of its affiliates. Also, we may reduce or eliminate the withdrawal charge if a Contract was sold by a Financial Professional appointed with Allianz Life of New York to any members of his or her immediate family and the Financial Professional waived their commission. We must pre-approve any withdrawal charge reduction or elimination.

• We do not reduce the Withdrawal Charge Basis for the deduction of Contract fees and expenses other than the withdrawal charge. This means that upon a full withdrawal, if your Contract Value is less than your remaining Purchase Payments that are still subject to a withdrawal charge we will assess a withdrawal charge on more than the amount withdrawn. This can occur because your Contract Value was reduced for:

– deductions of Contract fees and expenses other than the withdrawal charge, and/or
– poor performance.
This also means that upon a full withdrawal you may not receive any money.
• Withdrawals may have tax consequences and, if taken before age 59 1∕2, may be subject to a 10% additional federal tax. For tax purposes in most instances, withdrawals from Non-Qualified Contracts are considered to come from the earnings first, not Purchase Payments.

Transfer Fee
The first twelve transfers every Contract Year are free. After that, we deduct a $25 transfer fee for each additional transfer. We count all transfers made in the same Business Day as one transfer. The following do not count against the free transfers we allow and are not subject to a transfer fee: dollar cost averaging transfers, flexible rebalancing transfers, or quarterly rebalancing transfers under Income Protector, Income Focus, or Investment Protector. The transfer fee continues to apply under death benefit payment Option B, and with optional payments under death benefit payment Option C as noted in section 15, Death Benefit – Death Benefit Payment Options During the Accumulation Phase.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

We deduct the transfer fee on a dollar for dollar basis from the amount of Contract Value being transferred before allocating the remaining Contract Value to your selected Investment Options. We do not treat the deduction of the transfer fee as a withdrawal when computing any of your Contract’s guaranteed values.
Premium Tax
Premium tax is based on your state of residence at the time you make each Purchase Payment. In states that assess a premium tax, we do not currently deduct it from the Contract, although we reserve the right to do so in the future. Premium tax normally ranges from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity. New York does not currently assess a premium tax.
Income Tax
Currently, we do not deduct any Contract related income tax we incur, although we reserve the right to do so in the future.
Investment Option Expenses
Charges deducted from and expenses paid out of the assets of the Investment Options are described in the Investment Options’ prospectuses. These expenses reduce the Investment Options’ performance and, therefore, negatively affect your Contract Value and any guaranteed values or payments based on Contract Value. The Investment Options’ provided us with the expense information included in this prospectus and we did not independently verify it.

12. Access to Your Money
The money in your Contract is available under the following circumstances:
•
by withdrawing your Contract Value;
•
by withdrawing the Target Value on a Target Value Date (the date we guarantee your Contract Value cannot be less than the Target Value) if you have Investment Protector;
•
by taking Lifetime Plus Payments if you have Income Protector;
•
by taking Income Focus Payments if you have Income Focus;
•
by taking required minimum distributions (Qualified Contracts only) as discussed in “Minimum Distribution Program and Required Minimum Distribution (RMD) Payments” later in this section;
•
by taking Annuity Payments; or
•
when we pay a death benefit.
You can take withdrawals during the Accumulation Phase. We process withdrawal requests based on values next determined after receipt of the request in Good Order at our Service Center. Values are normally determined at the end of each Business Day. We process any withdrawal request received at or after the end of the current Business Day using values determined on the next Business Day.
Any partial withdrawal must be for at least $100.* The Contract Value after a partial withdrawal must be at least $2,000.** We reserve the right to treat a partial withdrawal that reduces the Contract Value below this minimum as a full withdrawal.
*
Does not apply to Lifetime Plus Payments, Income Focus Payments, or required minimum distributions.
**
Does not apply to Lifetime Plus Payments or Income Focus Payments.
We deduct any partial withdrawal (including any withdrawal charge) proportionately from each Investment Option unless you provide us with alternate instructions. If you have Income Protector, Income Focus, or Investment Protector, and take a partial withdrawal from specific Investment Options, the benefit’s quarterly rebalancing feature moves money back into those Investment Options at the end of the quarter unless you also change your future Purchase Payment allocation instructions.
When you take a full withdrawal, we process your request on the Business Day we receive it in Good Order at our Service Center as follows:
•
total Contract Value determined at the end of the day,
•
less any final rider charge if you have Income Protector, Income Focus or Investment Protector,
•
less any withdrawal charge, and
•
less any contract maintenance charge.
See section 3, Fee Tables and section 11, Expenses for a discussion of these charges.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

We pay withdrawals within seven days of receipt of your request in Good Order at our Service Center, unless the suspension of payments or transfers provision is in effect (see the discussion later in this section).
• Withdrawals are subject to a withdrawal charge, state and federal taxation, and a 10% additional federal tax if you are under age 59 1∕2. Certain restrictions may apply to any withdrawal you take.
•
• Joint Owners: We send one check payable to both Joint Owners and we tax report to each Joint Owner individually.
Tax reporting each Joint Owner individually can create a discrepancy in taxation if only one Joint Owner is under age 59 1∕2 because that Joint Owner will be subject to the 10% additional federal tax.

• We may be required to provide information about you or your Contract to government regulators. We may also be required to stop Contract disbursements and thereby refuse any transfer requests, and refuse to pay any withdrawals, surrenders, or death benefits until we receive instructions from the appropriate regulator. If, pursuant to SEC rules, the AZL Government Money Market Fund suspends payment of redemption proceeds in connection with a fund liquidation, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the AZL
Government Money Market Fund subaccount until the fund is liquidated.

• For Contracts with Investment Protector: The Target Value is only guaranteed to be available on each Target
Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected
Investment Options’ performance, and this is the value available to you upon withdrawal. We notify you in writing at least 30 days in advance of your initial Target Value Date to allow you to decide if you want to take a withdrawal and/or continue your Contract until the next Target Value Date.

Free Withdrawal Privilege
Each Contract Year you can withdraw up to 12% of your total Purchase Payments without incurring a withdrawal charge (the free withdrawal privilege). Any unused free withdrawal privilege in one Contract Year is not added to the amount available next year. Withdrawals of Purchase Payments that are beyond the withdrawal charge period are not subject to a withdrawal charge and do not reduce your free withdrawal privilege. Required minimum distribution payments are not subject to a withdrawal charge, but do reduce your free withdrawal privilege. Amounts we deduct for any financial adviser fees that you choose to have us pay from this Contract also reduce your free withdrawal privilege.
Example
Assume you purchase a Base Option Contract, your initial Purchase Payment ten years ago was $90,000, and you made a second $100,000 Purchase Payment three years ago. You take a RMD payment of $1,500 and withdraw $150,000 when the Contract Value is $275,000. The RMD payment is not subject to a withdrawal charge, but reduces the amount available under the free withdrawal privilege to $21,300 (12% x $190,000 total Purchase Payments = $22,800 - $1,500 RMD payment). After the RMD payment, $111,300 is available to you without a withdrawal charge: the initial $90,000 Purchase Payment that is beyond the 7-year withdrawal charge period, and $21,300 remaining free withdrawal privilege. The remaining $38,700 of your requested withdrawal would be subject to a 7.5% withdrawal charge.
The free withdrawal privilege is not available upon a full withdrawal, or while you are receiving Lifetime Plus Payments or Income Focus Payments.
Systematic Withdrawal Program
The systematic withdrawal program can provide automatic withdrawal payments to you. You can request to receive these withdrawal payments monthly, quarterly, semi-annually or annually. However, if your Contract Value is less than $25,000, we only make annual payments. The minimum amount you can withdraw under this program is $100 and there is no maximum. We make systematic withdrawals on the ninth of the month, or the next Business Day if the ninth is not a Business Day. We must receive your systematic withdrawal program form instructions in Good Order at our Service Center before the end of the Business Day before we process these withdrawals, or your program does not begin until the next month. This program ends at your request or when you withdraw your total Contract Value. However, we reserve the right to discontinue or modify the systematic withdrawal program at any time and for any reason.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

• During the withdrawal charge period, systematic withdrawals in excess of the free withdrawal privilege are subject to a withdrawal charge, ordinary income taxes, and a 10% additional federal tax if you are under age
59 1∕2.

• The systematic withdrawal program is not available while you are receiving required minimum distribution payments , Lifetime Plus Payments, or Income Focus Payments.
Minimum Distribution Program and Required Minimum Distribution (RMD) Payments
If you own an IRA or SEP IRA Contract, you can participate in the minimum distribution program during the Accumulation Phase. Under this program, we make payments to you designed to meet the applicable minimum distribution requirements imposed by the Internal Revenue Code for this Qualified Contract. RMD payments are not subject to a withdrawal charge, but they reduce the free withdrawal privilege during the Contract Year. We do not consider deductions we make for financial adviser fees that you choose to have us pay from this Contract to be RMD payments. However, Contract Value is one of the components we use to calculate RMD payments, so these deductions may reduce your RMD payments.  We can make payments to you monthly, quarterly, semi-annually or annually. However, if your Contract Value is less than $25,000, we only make annual payments. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. We make RMD payments on the ninth of the month, or the next Business Day if the ninth is not a Business Day. We must receive your program form instructions in Good Order at our Service Center before the end of the Business Day before we process these payments, or your program does not begin until the next month.
When you request Lifetime Plus Payments or Income Focus Payments, we ask for instructions regarding your RMD needs for this Contract. If you choose to use these payments to satisfy your RMD needs, we determine whether this calendar year’s total RMD has been satisfied by your Lifetime Plus Payments or Income Focus Payments and any Excess Withdrawals. If the RMD amount for this Contract has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge. For more information, see section 16, Income Protector: Calculating Your Lifetime Plus Payments, or Appendix D – Income Focus: Calculating Your Income Focus Payments.
We reserve the right to discontinue or modify the minimum distribution program subject to the requirements of law.
The minimum distribution program is not available while you are receiving systematic withdrawals, or if you have a Qualified Contract purchased through a qualified plan.
Waiver of Withdrawal Charge Benefit
After the first Contract Year, if any Owner becomes confined to a nursing home for a period of at least 90 consecutive days and a physician certifies that continued confinement is necessary, you can take withdrawals and we waive the withdrawal charge. This waiver is not available if any Owner was confined to a nursing home on the Issue Date. We base this benefit on the Annuitant for non-individually owned Contracts. We must receive proof of confinement in Good Order for each withdrawal before we waive the withdrawal charge.
Suspension of Payments or Transfers
We may be required to suspend or postpone transfers or payments for withdrawals* for more than seven days after receipt of your request in Good Order at our Service Center, for any period when:
•
the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•
trading on the New York Stock Exchange is restricted;
•
an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or
•
during any other period when the SEC, by order, so permits for the protection of Owners.
*
Including Lifetime Plus Payments, Income Focus Payments, and Excess Withdrawals.

13. The Annuity Phase
Prior to annuitization, you can surrender your Contract and receive your total Contract Value. Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

You can apply your Contract Value to regular periodic fixed annuity payments (Annuity Payments). The Payee receives the Annuity Payments. You receive tax reporting on the payments, whether or not you are the Payee. We may require proof of the Annuitant(s)’ age before we make any life contingent Annuity Payment. If you misstate the Annuitant(s)’ age or gender, we pay the amount that would have been paid at the true age or gender.
Calculating Your Annuity Payments
We base Annuity Payments upon the following:
•
The Contract Value on the Annuity Date.
•
The age of the Annuitant and any joint Annuitant on the Annuity Date.
•
The gender of the Annuitant and any joint Annuitant where permitted.
•
The Annuity Option you select.
•
Your Contract’s interest rate (or current rates, if higher) and mortality table.
We guarantee the dollar amount of Annuity Payments and this amount does not change during the entire annuity payout option period that you selected, except as provided under Annuity Option 3.
Annuity Payment Options
You can choose one of the Annuity Options described below or any other payment option to which we agree. After Annuity Payments begin, you cannot change the Annuity Option, or transfer or withdraw Contract Value.
Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Annuity Date, the Payee may receive less than your investment in the Contract.
Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant, with payments for a minimum guaranteed period that you select.
Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% selected by the Owner when he or she chose this Annuity Payment option. If both Annuitants die shortly after the Annuity Date, the Payee may receive less than your investment in the Contract.
Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant, with payments for a minimum guaranteed period that you select.
Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. The amount of the refund equals the amount applied to this Annuity Option minus the total paid under this option.
Under Annuity Options 1, 3, and 5, if all Annuitants die on or after the Annuity Date and before we send the first Annuity Payment, we will cancel Annuity Payments and upon receipt of a Valid Claim, we will pay the amount applied to the selected Annuity Option to the surviving individual Owner, or the Beneficiary(s) if there is no surviving Owner. If the Owner is a non-individual, we pay the Owner.
After the Annuitant’s death under Annuity Option 2, or the last surviving joint Annuitant's death under Annuity Option 4, we make Annuity Payments during the remaining guaranteed period in the following order based on who is still alive: the Payee, any surviving original Owner, the last surviving Owner’s Beneficiaries, or to the last surviving Owner’s estate if there are no remaining or named Beneficiaries.
Annuity Payments are usually lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. If you choose life contingent Annuity Payments, payout rates for a younger Annuitant are lower than the payout rates for an older Annuitant and payout rates for life with a guaranteed period are typically lower than life only payments. Monthly payout rates are lower than annual payout rates, payout rates for a 20-year guaranteed period are less than payout rates for a 10-year guaranteed period, and payout rates for a 50-year-old Annuitant are less than payout rates for a 70-year-old Annuitant.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

• If you do not choose an Annuity Option before the Annuity Date, we make Annuity Payments to the Payee under Annuity Option 2 with ten years of guaranteed monthly payments.
• For Owners younger than age 59 1∕2, Annuity Payments are subject to a 10% additional federal tax.
• For a Qualified Contract, the Annuity Payments must end ten years after the Owner’s death.
When Annuity Payments Begin
Annuity Payments begin on the Annuity Date. Your scheduled Annuity Date is the first day of the calendar month following the Annuitant’s 90th birthday and is stated in your Contract. An earlier Annuity Date or a withdrawal may be required to satisfy minimum required distribution rules under certain Qualified Contracts. You can make an authorized request for a different, earlier or later Annuity Date, but any such request is subject to applicable law and our approval. An earlier or later Annuity Date may not be available to you depending on the requirements of the Financial Professional you purchased your Contract through and your state of residence. Your Annuity Date must be . The earliest available Income Date is the first day of a calendar month that occurs 13 months after the Issue Date. The Annuity Date cannot be later than what is permitted under applicable law. If we require you to annuitize the Contract while you are receiving Lifetime Plus Payments or Income Focus Payments, which may occur as early as age 90 or as late as age 100, we provide an annuity option with payments at least equal to the payments you are then receiving as described next.
• If on the Annuity Date your Contract Value is greater than zero, you must annuitize the Contract. We notify you of your available options in writing 60 days in advance, including the option to extend your Annuity Date if available. If on your Annuity Date you have not selected an Annuity Option, we make payments under Annuity
Option 2 with ten years of guaranteed monthly payments. Upon annuitization you no longer have Contract Value or a death benefit, and you cannot receive any other periodic withdrawals or payments other than Annuity Payments.

• For Contracts with Income Protector or Income Focus: If on the Annuity Date your Contract Value is greater than zero, you are receiving Lifetime Plus Payments or Income Focus Payments, and we require you to annuitize the
Contract, we make the following guarantee if you take Annuity Payments under Annuity Option 1 or 3.

For single Lifetime Plus Payments or Income Focus Payments, if you choose Annuity Option 1 (Life Annuity) where the sole Annuitant is the sole Covered Person, then your Annuity Payments equals the greater of:

– annual Annuity Payments under Annuity Option 1 based on the Contract Value; or
– the current annual maximum Lifetime Plus Payment or Income Focus Payment available to you.
For joint Lifetime Plus Payments or Income Focus Payments, if you choose Annuity Option 3 (Joint and Last Survivor
Annuity) with Annuity Payments to continue at a level of 100% to the surviving joint Annuitant, and both joint
Annuitants are the joint Covered Persons, then your Annuity Payments equals the greater of:

– annual Annuity Payments under Annuity Option 3 based on the Contract Value; or
– the current annual maximum Lifetime Plus Payment or Income Focus Payment available to you.
However, if you select any other Annuity Option, this guarantee does not apply.
If you have a Non-Qualified Contract, these Annuity Payments will receive the benefit of the exclusion ratio, which causes a portion of each Annuity Payment to be non-taxable as described in section 18, Taxes – Taxation of Annuity
Contracts.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

14. Benefits Available Under the Contract
The following tables summarize information about the benefits available under the Contract.
Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Free Withdrawal Privilege	Allows you to withdraw up to 12% of your total Purchase Payments each Contract Year without incurring a withdrawal charge.
• Only available during the Accumulation Phase.
• Not available upon full withdrawal.
• Not available while you are receiving Lifetime Plus
Payments or Income Focus Payments.
• Unused free withdrawal amounts not available in
future years.
• Program withdrawals are subject to income taxes,
including a 10% additional federal tax if taken
before age 59  1∕2.

Automatic Investment Plan (AIP)	Allows you to make automatic Purchase Payments by electronic money transfer from your savings, checking, or brokerage account.
• Only available during the Accumulation Phase.
• Not available to certain Qualified Contracts.
• Payments must be on a monthly or quarterly basis.
• Subject to applicable Purchase Payment
restrictions.
• We reserve the right to discontinue or modify.

Dollar Cost Averaging (DCA) Program	Allows you to make automatic transfers from the money market Investment Option to your selected Investment Options over a 6- or 12-month term.
• Only available during the Accumulation Phase.
• Not available if you are receiving Lifetime Plus
Payments.
• Not available to Contracts with Income Focus.
• Must allocate at least $1,500 to the AZL
Government Money Market Fund to enroll.
• Program transfers only on a monthly basis.
• Program transfers do not count against transfer
limitations.
• We reserve the right to discontinue or modify.

Flexible Rebalancing Program	Provides for automatic, periodic transfers among the Investment Options to help you maintain your selected allocation percentages among the Investment Options.
• Only available during the Accumulation Phase.
• Not available to Contracts with Income Protector,
Income Focus, or Investment Protector.
• Rebalancing may be on a quarterly, semi-annual,
or annual basis only.
• Program transfers do not count against transfer
limitations.
• We reserve the right to discontinue or modify.

Systematic Withdrawal Program	Allows you to take automatic withdrawals from your Contract.
• Only available during the Accumulation Phase.
• Not available if you are participating in minimum
distribution program or receiving Lifetime Plus
Payments or Income Focus Payments.
• Minimum $100 withdrawal required.
• Program withdrawals may be monthly, quarterly,
semi-annual or annual, unless you have less than
$25,000 in Contract Value, in which case only
annual withdrawals are available.
• Program withdrawals count against free withdrawal
privilege.
• Program withdrawals are subject to withdrawal
charges and income taxes, including a 10%
additional federal tax if taken before age 59  1∕2.
• We reserve the right to discontinue or modify.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Minimum Distribution Program	Allows you to automatically take withdrawals to satisfy the minimum distribution requirements imposed by the Internal Revenue Code for a Qualified Contract.
• Only available during the Accumulation Phase.
• Only available to IRA or SEP IRA Contracts.
• Not available if you are participating in systematic
withdrawal program.
• Program withdrawals may be monthly, quarterly,
semi-annual or annual, unless you have less than
$25,000 in Contract Value, in which case only
annual withdrawals are available.
• Program withdrawals count against free withdrawal
privilege.
• Program withdrawals are not subject to withdrawal
charges, but are subject to income taxes.
• We reserve the right to discontinue or modify
subject to the requirements of law.

Financial Adviser Fees
If you have a financial adviser and want to pay their
financial adviser fees from this Contract, you can
instruct us to withdraw the fee from your Contract
and pay it to your Financial Professional or Financial
Professional’s firm as instructed.

• Only available during the Accumulation Phase.
• Financial adviser fees are in addition to the
Contract’s fees and expenses.
• Deductions for financial adviser fees are treated as
withdrawals under the Contract.
• Program withdrawals count against free withdrawal
privilege.
• Program withdrawals are subject to withdrawal
charges and income taxes, including a 10%
additional federal tax if taken before age 59  1∕2.
• We reserve the right to discontinue or modify.

Waiver of Withdrawal Charge Benefit	Waives withdrawal charges if you become confined to a nursing home.
• Only available during the Accumulation Phase.
• Confinement must be for at least 90 consecutive
days.
• Requires physician certification.
• Not available if any Owner was confined to a
nursing home on the Issue Date.
• Program withdrawals count against free withdrawal
privilege.
• Program withdrawals are not subject to withdrawal
charges, but are subject to income taxes, including
a 10% additional federal tax if taken before age
59  1∕2.
• State variations apply.

Traditional Death Benefit	Provides a death benefit equal to the greater of Contract Value or Traditional Death Benefit Value.
• Only available during the Accumulation Phase.
• Withdrawals may significantly reduce or end the
benefit as indicated in Appendix C.
• Restrictions on Purchase Payments may limit the
benefit.
• This is a first-to-die death benefit that may not be
available if you change the Owner.
• Annuitizing the Contract will end the benefit.
• For Bonus Option Contracts, no bonuses are
included as part of Purchase Payments.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

Optional Benefits (No Longer Available For Election)
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Maximum Anniversary Death Benefit
Provides a death benefit equal to the greater of
Contract Value or the Maximum Anniversary
Value. The benefit is designed to potentially
lock-in quarterly investment gains during the
Accumulation Phase.
See Appendix C for an example of how we
calculate the Maximum Anniversary Value.
0.30% (as a percentage of each Investment Option’s net asset value)
• Replaces the Traditional Death Benefit if
elected.
• Only available during the Accumulation Phase.
• Withdrawals may significantly reduce or end
the benefit as indicated in Appendix C.
• Withdrawals reduce the likelihood of lock-ins.
• Required the election of an Additional
Required Benefit. Removing the Additional
Required Benefit may reduce the Quarterly
Value Death Benefit.
• This is a first-to-die death benefit that may not
be available if you change the Owner.
• Cannot be removed from the Contract.
• Annuitization of the Contract will end the
benefit.
• For Bonus Option Contracts, bonus amounts
are not included in benefit values based on
Purchase Payments.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

Optional Benefits (No Longer Available For Election)
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Income Protector
Guaranteed minimum lifetime withdrawal benefit
providing for guaranteed yearly withdrawals /
payments until the death of the Covered
Person(s) if conditions are satisfied. Also
includes:
• A quarterly lock-in feature (Quarterly
Anniversary Value) and a quarterly simple
interest reset feature (Annual Increase) that
may increase the Benefit Base before the
Benefit Date.
• An automatic annual Lifetime Plus Payment
increase feature that may increase payments
after the Benefit Date.
See Appendix C for an example of how we
calculate the Benefit Base.
2.50% for single payments 2.75% for joint payments (as a percentage of the Benefit Base)
• Only available during the Accumulation Phase.
• Additional Purchase Payments are subject to
further restrictions.
• Investment restrictions limit available
Investment Options.
• Investments will be automatically rebalanced
quarterly.
• Early and Excess Withdrawals may
significantly reduce or end the benefit as
indicated in Appendix C.
• Lifetime Plus Payments are subject to income
taxes, including a 10% additional federal tax if
taken before age 59  1∕2.
• Lifetime Plus Payments may not begin until
after the relevant Covered Person reaches age
60 and must begin before age 91.
• Availability of joint Income Payments subject to
age restrictions.
• Quarterly Anniversary Value and Annual
Increase features are subject to limitations and
are unavailable after the Benefit Date.
• If you take less than your annual maximum
Lifetime Plus Payment in a Benefit Year, you
are ineligible for potential automatic annual
Lifetime Plus Payment increases. A Benefit
Year is a period of twelve months beginning on
the Benefit Date or any subsequent Benefit
Anniversary.
• After the Benefit Date: no additional Purchase
Payments; no AIP, systematic withdrawal, or
DCA programs; and no free withdrawal
privilege (Lifetime Plus Payments are not
subject to withdrawal charges).
• Annuitization of the Contract will end the
benefit, but you may be able to annuitize your
annual maximum Lifetime Plus Payment.
• For Bonus Option Contracts, bonus amounts
are not included in benefit values based on
Purchase Payments.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

Optional Benefits (No Longer Available For Election)
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Income Focus
Guaranteed minimum lifetime withdrawal benefit
providing for guaranteed yearly withdrawals /
payments until the death of the Covered
Person(s) if conditions are satisfied.
Also includes a Performance Increase feature
that may increase the benefit before or after the
Benefit Date.
See Appendix C for an example of how we
calculate the Total Income Value.
2.75% for single payments 2.95% for joint payments (as a percentage of the Total Income Value)
• Only available during the Accumulation Phase.
• Additional Purchase Payments are subject to
further restrictions.
• Investment restrictions limit available
Investment Options.
• Investments will be automatically rebalanced
quarterly.
• Early and Excess Withdrawals may
significantly reduce or end the benefit as
indicated in Appendix C.
• Income Focus Payments are subject to income
taxes, including a 10% additional federal tax if
taken before age 59  1∕2.
• Income Focus Payments may not begin until
the relevant Covered Person reaches age 60
and must begin before age 91.
• Performance Increase feature is subject to
limitations.
• If you take less than your annual maximum
Income Focus Payment in a Benefit Year, you
are ineligible for potential Performance
Increase.
• After the Benefit Date: no additional Purchase
Payments; no AIP or systematic withdrawal
programs; and no free withdrawal privilege
(Income Focus Payments are not subject to
withdrawal charges).
• Annuitization of the Contract will end the
benefit, but you may be able to annuitize your
annual maximum Income Focus Payment.
• For Bonus Option Contracts, bonus amounts
are not included in benefit values based on
Purchase Payments.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

Optional Benefits (No Longer Available For Election)
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Investment Protector
Guaranteed accumulation benefit providing a
level of protection for your principal and a
percentage of any annual investment gains.
Target Value Dates occur every 5 years after a
10 year waiting period. Includes an initial Target
Value Date reset feature.
See Appendix C for examples of how we
calculate the Rider Anniversary Value we use to
determine the Target Value. See Appendix E for
an example of the application of the Target
Value.
2.50% (as a percentage of the Target Value)
• Only available during the Accumulation Phase.
• Additional Purchase Payments are subject to
further restrictions.
• Investment restrictions limit available
Investment Options.
• Investments will be automatically rebalanced
quarterly.
• Withdrawals may significantly reduce or end
the benefit as indicated in Appendix C.
• No guaranteed minimum Contract Value before
the first Target Value Date, or between Target
Value Dates.
• Target Value Dates occur every 5th Rider
Anniversary after the first Target Value Date.
• No benefit on a Target Value Date if Contract
Value is greater than Target Value.
• Initial Target Value Date resets are subject to
limitations and restart the 10-year waiting
period before the first Target Value Date.
• If we increase your current rider charge, you
cannot reject the increase without ending the
benefit.
• Annuitization of the Contract will end the
benefit.
• For Bonus Option Contracts, bonus amounts
are not included in benefit values based on
Purchase Payments.

Bonuses on Purchase Payments	Provides a 6% bonus on Purchase Payments for Bonus Option Contracts.	0.30% higher M&E charge compared to Base Option Contract (as a percentage of each Investment Option’s net asset value)
• Only available on the Bonus Option Contract
class.
• Bonuses only available during the
Accumulation Phase.
• Purchase Payment must be received before
age 81.
• Bonuses not considered part of Purchase
Payments for purposes of Contract guarantees
(including, but not limited to, the Traditional
Death Benefit).
• Additional charge for bonus feature built into
higher M&E charge and higher and longer
withdrawal charge schedule compared to Base
Option Contract.
• Higher charges associated with Bonus Option
Contracts may be greater than any benefit
from bonuses.
• Bonus feature cannot be removed from the
Contract.

15. Death Benefit
“You” in this section refers to the Owner, or the Annuitant if the Contract is owned by a non-individual.
The Contract included the Traditional Death Benefit, the standard death benefit, for no additional charge. When you purchased this Contract, you could instead have selected the optional Maximum Anniversary Death Benefit as discussed in

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

this section. The death benefit is the greater of Contract Value, or the guaranteed death benefit value which is either the Traditional Death Benefit Value if you have the Traditional Death Benefit, or the Maximum Anniversary Value if you have the Maximum Anniversary Death Benefit.
The death benefit is only available during the Accumulation Phase. If you or the Determining Life (Lives) die during the Accumulation Phase, we process the death benefit using prices determined after we receive the required information, which is either a Valid Claim or due proof of death as stated here. (For information on due proof of death see the Glossary – Valid Claim). If we receive this information after the end of the current Business Day, we use the next Business Day’s prices.
If there are multiple Beneficiaries, each Beneficiary receives the portion of the death benefit he or she is entitled to when we receive his or her Valid Claim. Unless you instruct us to pay Beneficiaries a specific percentage of the death benefit, he or she each receives an equal share.
Each Beneficiary’s portion of the death benefit remains in the Investment Options based on the allocation instructions that were in effect on the date of death until we receive his or her Valid Claim and we either pay the claim or the Beneficiary provides alternate allocation instructions. From the time we determine the death benefit until we make a complete distribution, any amount in the Investment Options continues to be subject to investment risk that is borne by the recipient(s). Once we receive notification of death, we may no longer accept or process transfer requests. After we receive the first Valid Claim from any Beneficiary we also will not accept additional Purchase Payments or allow any partial or full withdrawals unless the withdrawal is required to comply with federal tax law.
Traditional Death Benefit (Standard Death Benefit)
The Traditional Death Benefit is the greater of the Contract Value (after deduction of the final rider charge, if applicable), or the Traditional Death Benefit Value. The Traditional Death Benefit Value is the total of all Purchase Payments received, reduced by the percentage of Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Lifetime Plus Payments or Income Focus Payments, Excess Withdrawals, and any withdrawal charges; but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
Traditional Death Benefit is a first-to-die death benefit. If you are the Determining Life, or if you and the Determining Life (Lives) are different individuals and die simultaneously as defined by applicable state law or regulation we determine the Traditional Death Benefit at the end of the Business Day we receive a Valid Claim. For multiple Beneficiaries, each surviving Beneficiary receives the greater of their portion of Traditional Death Benefit Value determined at the end of the Business Day we receive the first Valid Claim from any one Beneficiary, or their portion of the Contract Value determined at the end of the Business Day during which we receive his or her Valid Claim.
If you and the Determining Life (Lives) are different individuals and do not die simultaneously, the death benefit is as follows. This can only occur if you change the Owner after the Issue Date.
•
If a Determining Life dies before you we do not pay a death benefit to the Beneficiary(s), but we may increase the Contract Value. We compare the Contract Value and Traditional Death Benefit Value determined at the end of the Business Day we receive due proof of a Determining Life’s death. If your Contract Value is less than the Traditional Death Benefit Value, we increase your Contract Value to equal the Traditional Death Benefit Value, and the Traditional Death Benefit ends. We allocate any Contract Value increase to the Investment Options according to future Purchase Payment allocation instructions.
•
Upon your death your Beneficiary(s) receive the Contract Value determined at the end of the Business Day during which we receive each Beneficiary’s Valid Claim.
The Traditional Death Benefit ends upon the earliest of the following:
•
The Business Day before the Annuity Date.
•
The Business Day that total Purchase Payments adjusted for withdrawals and Contract Value are both zero.
•
Upon the death of a Determining Life, the end of the Business Day we receive a Valid Claim from all Beneficiaries if you and the Determining Life are the same individuals, or if you and the Determining Life (Lives) are different individuals and die simultaneously as defined by applicable state law or regulation.
•
Upon the death of a Determining Life, the end of the Business Day we receive due proof of the Determining Life’s death if you and the Determining Life (Lives) are different individuals and do not die simultaneously.
•
Upon the death of an Owner (or Annuitant if the Owner is a non-individual), the end of the Business Day we receive the first Valid Claim from any one Beneficiary, if the Owner (or Annuitant) is no longer a Determining Life.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

•
The Business Day the Contract ends.

• The Traditional Death Benefit is a first-to-die benefit based on the Determining Life (Lives). This means that upon the death of an Owner (or Annuitant if the Owner is a non-individual), if a surviving spouse continues the
Contract the Traditional Death Benefit is no longer available. Also, if you and the Determining Life (Lives) are different individuals and you die first, the Traditional Death Benefit is not available to your Beneficiary(s).

• For Bonus Option Contracts: Bonus amounts are included in the parts of the Traditional Death Benefit based on
Contract Value, but do not in the parts of the Traditional Death Benefit based on Purchase Payments.

• For Contracts with Income Focus, Investment Protector, or Income Protector: We restrict additional Purchase
Payments, which limits the Traditional Death Benefit Value. In addition, each lifetime payment, and Excess
Withdrawal reduces the Traditional Death Benefit Value by the percentage of Contract Value withdrawn (including any withdrawal charge). Taking lifetime payments, and Excess Withdrawals may cause the Traditional Benefit to end.

Maximum Anniversary Death Benefit (Optional Death Benefit)
We designed the Maximum Anniversary Death Benefit to lock in any annual investment gains to provide an increased death benefit for Beneficiaries. You cannot remove the Maximum Anniversary Death Benefit from your Contract. The Maximum Anniversary Death Benefit carries an additional 0.30% M&E charge as described in section 3, Fee Tables and section 11, Expenses.
The Maximum Anniversary Death Benefit is the greater of the Contract Value (after deduction of the final rider charge, if applicable), or the Maximum Anniversary Value.
The Maximum Anniversary Value was initially equal to the Purchase Payment received on the Issue Date.
At the end of each Business Day, we adjust the Maximum Anniversary Value as follows:
•
We increase it by the amount of any additional Purchase Payments.
•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Lifetime Plus Payments or Income Focus Payments, Excess Withdrawals and any withdrawal charges; but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On each Contract Anniversary before the end date (or on the next Business Day if the Contract Anniversary is not on a Business Day) the Maximum Anniversary Value is equal to the greater of its current value, or the Contract Value excluding any Daily Transactions. On and after the end date, we no longer make this comparison and you will no longer receive lock ins of any annual investment gains.
The end date occurs on the earliest of:
•
the rider termination date if you remove an Additional Required Benefit;
•
the older Determining Life’s 91st birthday; or
•
the end of the Business Day we receive the first Valid Claim from any one Beneficiary.
The Maximum Anniversary Death Benefit is a first-to-die death benefit. If you are the Determining Life, or if you and the Determining Life (Lives) are different individuals and die simultaneously as defined by applicable state law or regulation we determine the Maximum Anniversary Death Benefit at the end of the Business Day we receive a Valid Claim. For multiple Beneficiaries, each surviving Beneficiary receives the greater of their portion of Maximum Anniversary Value determined at the end of the Business Day we receive the first Valid Claim from any one Beneficiary, or their portion of the Contract Value determined at the end of the Business Day during which we receive his or her Valid Claim.
If you and the Determining Life (Lives) are different individuals and do not die simultaneously, the death benefit is as follows. This can only occur if you change the Owner after the Issue Date.
•
If a Determining Life dies before you we do not pay a death benefit to the Beneficiary(s), but we may increase the Contract Value. We compare the Contract Value and Maximum Anniversary Value determined at the end of Business Day we receive due proof of a Determining Life’s death. If your Contract Value is less than the Maximum Anniversary Value, we increase your Contract Value to equal the Maximum Anniversary Value. The Maximum Anniversary Value becomes the Contract Value, and the Maximum Anniversary Death Benefit ends. We allocate any Contract Value increase to the Investment Options according to future Purchase Payment allocation instructions.
•
Upon your death your Beneficiary(s) receive the Contract Value determined at the end of the Business Day during which we receive each Beneficiary’s Valid Claim.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

The Maximum Anniversary Death Benefit ends upon the earliest of the following:
•
The Business Day before the Annuity Date.
•
The Business Day that the Maximum Anniversary Value and Contract Value are both zero.
•
Upon the death of a Determining Life, the end of the Business Day we receive a Valid Claim from all Beneficiaries if you and the Determining Life are the same individuals, or if you and the Determining Life (Lives) are different individuals and die simultaneously as defined by applicable state law or regulation.
•
Upon the death of a Determining Life, the end of the Business Day we receive due proof of the Determining Life’s death if you and the Determining Life (Lives) are different individuals and do not die simultaneously.
•
Upon the death of an Owner (or Annuitant if the Owner is a non-individual), the end of the Business Day we receive the first Valid Claim from any one Beneficiary, if the Owner (or Annuitant) is no longer a Determining Life.
•
The Business Day the Contract ends.

• The Maximum Anniversary Death Benefit is a first-to-die benefit based on the Determining Life (Lives). This means that upon the death of an Owner (or Annuitant if the Owner is a non-individual), if a surviving spouse continues the Contract the Maximum Anniversary Death Benefit is no longer available and we no longer assess the additional 0.30% M&E charge for this benefit. Also, if you and the Determining Life (Lives) are different individuals and you die first, the Maximum Anniversary Death Benefit is not available to your Beneficiary(s).

• For Bonus Option Contracts: The bonus is not included in the parts of the Maximum Anniversary Death Benefit based on Purchase Payments.
• If you have Income Protector or Income Focus your Contract Value decreases with each lifetime payment, Excess
Withdrawal, and benefit charge deduction. This reduces the likelihood of locking in investment gains and directly reduces the Maximum Anniversary Value. Taking lifetime payments, and Excess Withdrawals may cause the
Maximum Anniversary Death Benefit to end.

Death of the Owner and/or Annuitant
Appendix A to the SAI includes tables that are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.
Death Benefit Payment Options During the Accumulation Phase
If you do not designate a death benefit payment option, a Beneficiary must select one of the options listed below. If a Beneficiary requests a lump sum payment under Option A, we pay that Beneficiary within seven days of receipt of his or her Valid Claim, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any state forms.
Spousal Continuation: If the Beneficiary is the deceased Owner’s spouse, he or she can choose to continue the Contract with the portion of the death benefit the spouse is entitled to in his or her own name. For an IRA, Roth IRA, or SEP IRA Contract, spousal continuation can only occur if the surviving spouse is the Contract’s sole primary Beneficiary. For Qualified Contracts purchased through a qualified plan, and non-individually owned Contracts, spousal continuation is only available to Qualified Contracts through a direct rollover to an IRA. Spouses must qualify as such under federal law to continue the Contract. Individuals who have entered into a registered domestic partnership, civil union, or other similar relationship that is not considered to be a marriage under state law are also not considered to be married under federal law. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the deceased Owner was a Determining Life and the surviving spouse continues the Contract, at the end of the Business Day we receive his or her Valid Claim, we increase the Contract Value to equal the guaranteed death benefit value if greater. The guaranteed death benefit value is the Traditional Death Benefit Value if the Traditional Death Benefit applies, or the Maximum Anniversary Value if the Maximum Anniversary Death Benefit applies. We allocate any Contract Value increase to the Investment Options according to future Purchase Payment allocation instructions. For Contracts with Income Protector, Income Focus, or Investment Protector, a Contract Value increase may not increase the Benefit Base, Income Value Percentage(s), or Target Value.
If the surviving spouse continues the Contract:
•
he or she becomes the new Owner and may exercise all of the Owner’s rights, including naming a new Beneficiary or Beneficiaries;
•
he or she is subject to any remaining withdrawal charge; and

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

•
upon the surviving spouse’s death their Beneficiary(s) receive the Contract Value determined at the end of the Business Day during which we receive a Valid Claim from each Beneficiary.
Death Benefit Payment Options
The following applies to Non-Qualified Contracts. Different rules may apply to Qualified Contracts. For more information, please see section 18, Taxes – Distributions Upon the Owner’s Death (or Annuitant’s Death if the Owner is a Non-Individual).
Option A: Lump sum payment of the death benefit.
Option B: Payment of the entire death benefit within five years of the date of any Owner’s death. The Beneficiary can continue to make transfers between Investment Options and is subject to a transfer fee and a 1.40% M&E charge. At the end of the fifth year, any remaining death benefit is paid in a lump sum.
Option C: If the Beneficiary is an individual, payment of the death benefit as Annuity Payments under Annuity Options 1, 2, or 5 as described under “Annuity Payment Options” in section 9. With our written consent other options may be available for payment over a period not extending beyond the Beneficiary’s life expectancy under which the Beneficiary can continue to make transfers between Investment Options and is subject to a transfer fee and a 1.40% M&E charge.
Distribution from Non-Qualified Contracts under Option C must begin within one year of the date of the Owner’s death. Any portion of the death benefit from Non-Qualified Contracts not applied to Annuity Payments within one year of the date of the Owner’s death must be distributed within five years of the date of death.
If a Non-Qualified Contract is owned by a non-individual, then we treat the death of an Annuitant as the death of an Owner for purposes of the Internal Revenue Code’s distribution at death rules, which are set forth in Section 72(s) of the Code.
In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, a Non-Qualified Contract is interpreted and administered in accordance with Section 72(s) of the Internal Revenue Code.

16. Income Protector
Income Protector was available from April 29, 2013 through February 28, 2021. Income Protector has a rider charge that we deduct from your Contract Value during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. For information on the rider charge, please see section 3, Fee Tables and section 11, Expenses – Optional Living Benefit Rider Charges. Income Protector is also subject to investment restrictions and quarterly rebalancing as discussed in Appendix B.
We designed Lifetime Plus Payments to last for the lifetime of the Covered Person(s). If you do not begin Lifetime Plus Payments before all Covered Persons die or are removed from the Contract, Income Protector ends and you will not receive any payments. Lifetime Plus Payments are available once the younger Covered Person reaches the minimum exercise age and before the older Covered Person reaches age 91. The minimum exercise age is age 60. You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Lifetime Plus Payment can increase, but it cannot decrease unless you take an Excess Withdrawal.
Removing Income Protector
You can remove Income Protector from your Contract while the Contract Value is positive by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary.
If we increase this benefit’s rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.
If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than before the end of the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

If you allocated Contract Value to Investment Options that are only available under Income Protector, you must transfer your Contract Value out of these Investment Options and remove these Investment Options from your future Purchase Payment allocation instructions for your removal request to be in Good Order.
On the rider termination date Lifetime Plus Payments (if applicable) stop, we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.
Lifetime Plus Payment Overview
We base your initial annual maximum Lifetime Plus Payment on the Benefit Base and Payment Percentage. When payments begin (on the Benefit Date), the Benefit Base is the greatest of:
•
Contract Value determined on the Benefit Date excluding any Daily Transactions,
•
highest Contract Value from any prior Quarterly Anniversary adjusted for subsequent withdrawals (Quarterly Anniversary Value), or
•
quarterly simple interest (Annual Increase Percentage) applied to Purchase Payments adjusted for withdrawals for a guaranteed number of years (Guarantee Years). Each quarter we reset the simple interest value to equal the Contract Value, if greater (Annual Increase).
The Payment Percentages table, Annual Increase Percentage and the number of Guarantee Years that are used to calculate your Lifetime Plus Payments and Annual Increase are set out in the following table.
Income Protector (Version Identifier)	Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages used to calculate annual maximum Lifetime Plus Payments
(09.20 through 02.21) available from September 8, 2020 through February 28, 2021	4%, which is 1.00% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	3.50% 4.00% 5.00%	60 – 64 65 – 79 80+	3.00% 3.50% 4.50%
(04.20v1 through 08.20v2) available from April 7, 2020 through September 7, 2020	5%, which is 1.25% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	3.50% 4.00% 5.00%	60 – 64 65 – 79 80+	3.00% 3.50% 4.50%
(09.19 through 03.20) available from September 4, 2019 through April 6, 2020	6%, which is 1.50% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
(07.19 through 08.19) available from July 2, 2019 through September 3, 2019	6%, which is 1.50% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.50% 5.00% 6.00%	60 – 64 65 – 79 80+	4.00% 4.50% 5.50%
(05.19 through 06.19) available from May 7, 2019 through July 1, 2019	7%, which is 1.75% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.50% 5.00% 6.00%	60 – 64 65 – 79 80+	4.00% 4.50% 5.50%
(11.18 through 04.19v2) available from November 6, 2018 through May 6, 2019	8%, which is 2.00% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.50% 5.00% 6.00%	60 – 64 65 – 79 80+	4.00 4.50% 5.50%

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

Income Protector (Version Identifier)	Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages used to calculate annual maximum Lifetime Plus Payments
(08.18 through 10.18) available from August 7, 2018 through November 5, 2018	8%, which is 2.00% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.25% 4.75% 5.75%	60 – 64 65 – 79 80+	3.75% 4.25% 5.25%
(03.18 through 07.18) available from March 6, 2018 through August 6, 2018	8%, which is 2.00% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
(12.17 through 02.18) available from December 5, 2017 through March 5, 2018	7%, which is 1.75% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
(03.17 through 11.17) available from March 7, 2017 through December 4, 2017	6%, which is 1.50% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
(01.17, 02.17) available from January 3, 2017 through March 6, 2017	5%, which is 1.25% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
(12.16) available from December 6, 2016 through January 2, 2017	4%, which is 1.00% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
(09.16 through 11.16) available from September 6, 2016 through December 5, 2016	4%, which is 1.00% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	3.75% 4.25% 5.25%	60 – 64 65 – 79 80+	3.25% 3.75% 4.75%
(07.16, 08.16) available from July 5, 2016 through September 5, 2016	4%, which is 1.00% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
(05.16, 06.16) available from May 3, 2016 through July 4, 2016	5%, which is 1.25% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
(04.15, 04.16) available from April 27, 2015 through May 2, 2016	6%, which is 1.5% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

Income Protector (Version Identifier)	Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages used to calculate annual maximum Lifetime Plus Payments
(10.12) available from April 29, 2013 through April 24, 2015	6%, which is 1.5% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%

• The minimum exercise age that Lifetime Plus Payments can begin is age 60.
• On the Rider Effective Date we established your Contract’s Annual Increase Percentage, Guarantee Years, and Payment Percentages and we cannot change these values while your benefit is in effect.
The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each year, but you can choose to take an actual payment that is less than your annual maximum Lifetime Plus Payment. If you take less than 100% of your annual maximum Lifetime Plus Payment in a Benefit Year, you are not eligible for a potential payment increase in the next Benefit Year. Your annual maximum Lifetime Plus Payment may increase based on the Covered Person’s age and/or if the Contract Value increases. However, your annual maximum payment does not increase just as a result of the Covered Person reaching an age that has a higher Payment Percentage; the result of the current Contract Value multiplied by the increased Payment Percentage must be greater than your current annual maximum payment for your payment to increase. For more information, see “Automatic Annual Lifetime Plus Payment Increases.”
Benefit Base
The Benefit Base determines both your rider charge and your initial annual maximum Lifetime Plus Payment. The greater the Benefit Base, the greater the initial annual maximum Lifetime Plus Payment.
On the Rider Effective Date, and on each Business Day before the Benefit Date, the Benefit Base is equal to the greater of the Quarterly Anniversary Value or the Annual Increase. On the Benefit Date, we compare your Benefit Base to the current Contract Value (excluding any Daily Transactions) and increase your Benefit Base to equal this Contract Value if it is greater.
On and after the Benefit Date, your Benefit Base only changes if you take an Excess Withdrawal, or we increase your annual maximum Lifetime Plus Payment. Changes in the Benefit Base also change your daily rider charge amount. Excess Withdrawals reduce your Benefit Base by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process the withdrawal. An annual payment increase may increase or decrease your Benefit Base on a Benefit Anniversary (or the next Business Day if the Benefit Anniversary is not a Business Day) as follows.
•
If we increase your annual maximum Lifetime Plus Payment because the Contract Value increased, we increase your Benefit Base by the same percentage that we increased the payment.
•
If we increase your annual maximum Lifetime Plus Payment because the Payment Percentage determined by using the Covered Person’s age multiplied by the current Contract Value results in a higher payment, we change your Benefit Base to equal this Contract Value. This change may increase or decrease your Benefit Base. For example, suppose a 65-year old has an annual maximum Lifetime Plus Payment of $4,000 based on the Benefit Base of $100,000 and a 4% Payment Percentage ($4,000 = 4% x $100,000). On the next Benefit Anniversary, assume the Payment Percentage increases to 4.5% based on the Covered Person’s age. At 4.5%, the annual maximum Lifetime Plus Payment would increase if the current Contract Value was at least $88,912 ($88,912 x 4.5% = $4,001). Assuming the Contract Value is $88,912, the Benefit Base would then reduce from $100,000 to $88,912 and the annual maximum Lifetime Plus Payment would increase to $4,001.
Quarterly Anniversary Value
While the benefit is in effect, we only calculate the Quarterly Anniversary Value before the Benefit Date.
If the Rider Effective Date was the Issue Date, the Quarterly Anniversary Value was initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date was after the Issue Date, the Quarterly Anniversary Value was initially equal to the Contract Value on the Rider Effective Date, excluding any Daily Transactions.
At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows:
•
We increase it by the amount of any additional Purchase Payments.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On each Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not on a Business Day) the Quarterly Anniversary Value is equal to the greater of its current value, or the Contract Value excluding any Daily Transactions.
Annual Increase
While the benefit is in effect, we only calculate the Annual Increase before the Benefit Date.
On each Quarterly Anniversary during the Guarantee Years, we apply a simple interest increase of one-fourth of the Annual Increase Percentage to the Purchase Payments adjusted for withdrawals (or the Contract Value on the Rider Effective Date, if applicable). Next, we compare this value to the Contract Value and increase it to equal the Contract Value if the Contract Value is greater (reset). We then apply any future simple interest increases to the reset value. Contract Value resets occur during the entire period we calculate the Annual Increase, not just during the Guarantee Years.
We established your Contract’s number of Guarantee Years and Annual Increase Percentage on the Rider Effective Date and we cannot change them. The Guarantee Years are the maximum number of years that you can receive simple interest increases under the Annual Increase. The number of Guarantee Years and the Annual Increase Percentage for the Income Protector rider are included in the Lifetime Plus Payment Overview earlier in this section.
If the Rider Effective Date was the Issue Date, both the Annual Increase and Increase Base were initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date was after the Issue Date, both the Annual Increase and Increase Base were initially equal to the Contract Value on the Rider Effective Date, excluding any Daily Transactions.
At the end of each Business Day, we adjust both the Annual Increase and Increase Base as follows.
•
We increase them by the amount of any additional Purchase Payments.
•
We reduce them by the percentage of any Contract Value withdrawn. Withdrawals include any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On each Quarterly Anniversary on or before the maximum Rider Anniversary (or the next Business Day if the Quarterly Anniversary is not a Business Day), the Annual Increase is equal to:
a + (b x (c – d))
Where:
a	=	The Annual Increase.
b	=	The Annual Increase Percentage we set on the Rider Effective Date (which is included in the Lifetime Plus Payment Overview earlier in this section) divided by four.
c	=	The Increase Base.
d	=
Purchase Payments* received on or after the prior Quarterly Anniversary. If you selected this benefit at issue, we exclude from “d” any Purchase Payments received before the first Quarterly Anniversary.

*
We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, including any withdrawal charge, for each withdrawal taken since we received that payment.
The maximum Rider Anniversary is the Quarterly Anniversary that occurs on the number of Guarantee Years after the Rider Effective Date. For example, if the Issue Date is June 1, 2013, the Rider Effective Date is September 1, 2013, and the number of Guarantee Years is 30, then the maximum Rider Anniversary is September 1, 2043.
We then automatically increase both the Annual Increase and the Increase Base to equal the Contract Value, excluding any Daily Transactions, if this Contract Value is greater than the Annual Increase we just calculated. As previously stated, these resets can occur during the entire period we calculate the Annual Increase.
FOR BONUS OPTION CONTRACTS: The bonus is not included in the parts of the Quarterly Anniversary Value, Annual Increase or Increase Base based on Purchase Payments.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

Requesting Lifetime Plus Payments
You request Lifetime Plus Payments by completing a payment election form. Lifetime Plus Payments begin on the Benefit Date. The Benefit Date can be either the 1st or 15th of a calendar month, or any other day that you request and we agree to. However, we do not allow the Benefit Date to be later than the 28th of a calendar month. At least one Covered Person must be alive on the Benefit Date in order for Lifetime Plus Payments to begin. You cannot submit this form until the younger Covered Person reaches age 60, or once the older Covered Person reaches age 91.
We will begin making payments to you automatically without your request if your Contract Value reduces to zero for any reason other than a withdrawal or annuitization while this benefit is in effect and before the Benefit Date. In this instance we calculate your annual maximum Lifetime Plus Payment and begin making annual payments to you on the next available Benefit Date.
If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Lifetime Plus Payments begin, you will have paid for the benefit without receiving any of its advantages.
Once Lifetime Plus Payments begin:
•
You cannot make additional Purchase Payments, therefore total Purchase Payments adjusted for withdrawals under the Traditional Death Benefit (if applicable) no longer increases.
•
Any active AIP and/or systematic withdrawal or DCA programs end.
•
The free withdrawal privilege is not available.
•
You can only remove Income Protector while the Contract Value is positive. If you remove this benefit, the restrictions listed above do not apply on or after the rider termination date.
•
The rider charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.
•
If you have the Maximum Anniversary Death Benefit, its additional M&E charge continues as indicated in section 11, Expenses – Optional Death Benefit Rider Charge.
•
If you annuitize the Contract, Lifetime Plus Payments stop and Income Protector ends.
•
The Contract Value continues to fluctuate as a result of Investment Option performance. It decreases on a dollar for dollar basis with each Lifetime Plus Payment, Excess Withdrawal, and any Contract charges we deduct.
•
Lifetime Plus Payments do not reduce your Benefit Base, but Excess Withdrawals reduce your Benefit Base and annual maximum Lifetime Plus Payment by the percentage of Contract Value withdrawn (including any withdrawal charge). If you take an Excess Withdrawal of your total Contract Value, Lifetime Plus Payments stop and Income Protector ends.
•
Each Lifetime Plus Payment and any Excess Withdrawal reduces the total Purchase Payments adjusted for withdrawals under the Traditional Death Benefit (or the Maximum Anniversary Value under the Maximum Anniversary Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).
•
Any part of your annual maximum Lifetime Plus Payment that you do not withdraw in a given Benefit Year remains in your Contract for the remainder of that year, but is not added to the annual maximum payment available next year.
•
We may increase your annual maximum Lifetime Plus Payment on every Benefit Anniversary before the older Covered Person reaches age 91. If you receive a payment increase, we may also change your Benefit Base.
•
If your Contract Value reduces to zero for any reason other than an Excess Withdrawal or annuitization that does not convert your Lifetime Plus Payments to Annuity Payments, you will continue to receive your maximum available Lifetime Plus Payment at the previous selected payment frequency until the earlier of the death of the Owner or last surviving Covered Person.
Calculating Your Lifetime Plus Payments
The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each Benefit Year. On the Benefit Date, the initial annual maximum Lifetime Plus Payment is equal to the Benefit Base multiplied by the Payment Percentage, determined by using the Covered Person’s current age. The Payment Percentages table for the Income Protector rider is included in the Lifetime Plus Payment Overview earlier in this section. On the Benefit Date, if your initial annual maximum Lifetime Plus Payment is less than $100, the benefit ends and you will have paid for the benefit without receiving any of its advantages. For example, assuming a 4% initial Payment Percentage, if you take withdrawals that reduce the Benefit Base to less than $2,500, this would result in an initial Lifetime Plus Payment of less than $100.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

You can receive Lifetime Plus Payments monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.
You can change your payment frequency once each Benefit Year while your Contract Value is positive. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change. We do not accept payment frequency changes that would cause us to make payments of $0.01 to $99.99.
The annual maximum Lifetime Plus Payment is the amount you are entitled to, but you can choose to take less. The annual actual Lifetime Plus Payment is the total amount you choose to receive each year. Any part of your annual maximum payment that you do not withdraw in a given Benefit Year is not added to the annual maximum payment available next year. Each Lifetime Plus Payment you receive is equal to the annual actual Lifetime Plus Payment divided by the number of payments you chose to receive during the Benefit Year. Each actual Lifetime Plus Payment must either be zero, or $100 or more. For example, you cannot request an annual payment of $50.
If you would like to take less than the maximum available payment, you can change your payment amount once each Benefit Year while your Contract Value is positive by providing notice to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change.
Once Lifetime Plus Payments have begun, if your Contract Value reduces to zero for any reason other than an Excess Withdrawal or annuitization, you will continue to receive your maximum Lifetime Plus Payment at the previous selected payment frequency until the earlier of the death of the Owner or last surviving Covered Person.
We deduct each Lifetime Plus Payment, Excess Withdrawal, and any additional payment resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while this benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 9, Investment Options – Transfers Between Investment Options, and Appendix B – Investment Restrictions For Optional Benefits.
Excess Withdrawals
Your annual maximum Lifetime Plus Payment only decreases if you take an Excess Withdrawal. An Excess Withdrawal is a withdrawal you take while you are receiving Lifetime Plus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum payment. If your actual Lifetime Plus Payment is less than your annual maximum payment, you can withdraw the difference and we consider that withdrawal to be an additional actual Lifetime Plus Payment, and not an Excess Withdrawal. Excess Withdrawals include any applicable withdrawal charge, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
For example, assume your annual maximum Lifetime Plus Payment is $2,000 and you take an annual actual Lifetime Plus Payment of $1,000. Within a Benefit Year, you can take an additional withdrawal of up to $1,000 and we consider that to be an additional actual Lifetime Plus Payment. If you withdraw $1,200, we consider the first $1,000 to be an additional actual Lifetime Plus Payment and the next $200 to be an Excess Withdrawal.
Any partial Excess Withdrawal must comply with the restrictions in section 12, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value (less any rider charge). Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value (less any rider charge). If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.
Excess Withdrawals reduce your annual maximum Lifetime Plus Payment on the next Benefit Anniversary after the withdrawal. For each Excess Withdrawal, we reduce your annual maximum payment by the same percentage that we reduced the Benefit Base. If partial Excess Withdrawals reduce your annual maximum Lifetime Plus Payment to less than $100, we send you the total remaining Contract Value (less any rider charge) and your Contract ends.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

• For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Lifetime Plus Payments for the calendar year, we determine whether this calendar year’s total RMD has been satisfied by these payments and any Excess Withdrawals. If the RMD amount for this Contract has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge.

• For required annuitization, if on the Annuity Date you are receiving Lifetime Plus Payments, we guarantee to pay you the greater of your maximum Lifetime Plus Payment or Annuity Payments based on the Contract Value under
Annuity Option 1 or Annuity Option 3. If you select any other Annuity Option, this guarantee does not apply. For more information, see section 13, The Annuity Phase.

Automatic Annual Lifetime Plus Payment Increases
We may change your annual maximum Lifetime Plus Payment on each Benefit Anniversary before the older Covered Person reaches age 91 as follows.
•
If you took your annual maximum Lifetime Plus Payment during the last Benefit Year, we increase next year’s annual maximum payment if the Contract Value is greater than the Contract Value on the prior Benefit Anniversary (or the Benefit Date if this is the first Benefit Anniversary). If either of these dates does not occur on a Business Day, we use Contract Values from the next Business Day. For the Benefit Date and each Benefit Anniversary, we exclude from that day’s Contract Value any Daily Transactions. This increase is equal to the percentage of growth between these two Contract Values. For example, if the Contract Value increased by 5%, we also increase your annual maximum Lifetime Plus Payment by 5%.
•
If the Payment Percentage determined by using the Covered Person’s current age multiplied by the current Contract Value (excluding any Daily Transactions) results in a higher annual maximum Lifetime Plus Payment. The Payment Percentages table for Income Protector is  included in the Lifetime Plus Payment Overview earlier in this section.
• Automatic annual Lifetime Plus Payment increases are not available once the older Covered Person reaches age 91, or on or after the Business Day your Contract Value reduces to zero.
• If we increased the Contract Value to equal the death benefit due to a spousal continuation of the Contract during the last Benefit Year, we also subtract the amount of this increase from the Contract Value on the next Benefit
Anniversary when determining annual payment increases.

Taxation of Lifetime Plus Payments
We treat Lifetime Plus Payments as withdrawals for tax purposes while your Contract Value is positive, and once your Contract Value is reduced to zero we intend to treat Lifetime Plus Payments as Annuity Payments for tax purposes. For more information, see section 18, Taxes – Taxation of Lifetime Payments.
When Income Protector Ends
Income Protector ends on the earliest of the following.
•
The Business Day we process your request to remove this benefit from your Contract (the rider termination date).
•
The older Covered Person’s 91st birthday if it occurs before the Benefit Date.
•
The Business Day before the Annuity Date.
•
The Business Day we process your request for a full withdrawal, other than a full withdrawal caused by a Lifetime Plus Payment.
•
The Benefit Date or a Benefit Anniversary if the annual maximum Lifetime Plus Payment is less than $100.
•
Upon the death of an Owner (or Annuitant if the Owner is a non-individual), the end of the Business Day we first receive a Valid Claim from any one Beneficiary. However, if a federally recognized spouse is a Covered Person and continues this Contract, Income Protector also continues.
•
The date of death of the last surviving Covered Person.
•
The Business Day the Contract ends.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

• An assignment or change of ownership does not change the Covered Person(s). After an assignment or change of ownership, if a Covered Person who was previously an Owner or Annuitant no longer has that position, Income
Protector ends on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual), or last surviving Covered Person. Upon the death of an individual Owner (or Annuitant if the Owner is a non-individual), if the deceased’s spouse is a sole Beneficiary and continues the Contract, Income Protector ends on the earlier of the date of death of the surviving spouse or last surviving Covered Person. If a surviving spouse instead elects to receive payment of the death benefit, Income Protector ends on the Business Day we receive his or her Valid Claim. This means that Lifetime Plus Payments may end even if a Covered Person is still alive.

17.  Bonus Option Contracts
We designed the Bonus Option for Owners who believe this benefit's additional costs are offset by the bonus' returns. This benefit provides a 6% bonus on each Purchase Payment received before the older Owner reaches age 81 (or the Annuitant reaches age 81 if Owner is a non-individual). The Bonus Option was only available at issue from April 29, 2013 through February 28, 2021. You cannot remove the Bonus Option from your Contract. This benefit ends when your Contract ends. The Bonus Option carries an additional M&E charge and is subject to a higher and longer withdrawal charge schedule as described in section 3, Fee Tables and section 11, Expenses.
The bonus is subject to the following terms.
•
We include the bonus in any part of a guaranteed value based on Contract Value, but not in any part of a guaranteed value based on Purchase Payments.
•
We treat all bonus amounts and their gains or losses as Contract earnings for both tax purposes and the withdrawal charge.
•
All bonus gains and losses are part of your Contract Value.
We pay all bonus amounts from the general account assets of Allianz Life of New York. The Bonus Option’s higher M&E charge and withdrawal charge compensate us for providing the bonus, including our contractual obligation to make certain Contract and distribution expenses. The M&E charge also compensates us for assuming the expense risk that the current charges are less than bonus. If the M&E charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit.

• The bonus may be more than offset by the Bonus Option’s higher M&E charge and withdrawal charge, especially during periods of poor Investment Option performance.
• The IRS has not reviewed the Contract for qualification as an IRA and has not issued a ruling as to whether a bonus benefit complies with IRA requirements.

18. Taxes
This section provides a summary explanation of the tax ramifications of your Contract. We do not provide individual tax advice. You should contact your tax adviser to discuss this Contract’s effects on your personal tax situation.
Annuity Contracts in General
Annuity contracts are a means of setting aside money for future needs – usually retirement. Congress recognized the importance of saving for retirement and provided special rules in the Code for annuities.
There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified. Generally any taxable distribution is subject to federal income tax and any applicable state income tax at ordinary income tax rates (instead of capital gains rates).
If you did not purchase one of the various types of Qualified Contracts described in this section, the Contract is referred to as a Non-Qualified Contract.
This prospectus does not address specific state tax laws. You should discuss state taxation with your tax adviser.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

Qualified Contracts
If you purchased the Contract as an IRA, Roth IRA, SEP IRA, or to fund a qualified retirement plan, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to certain restrictions under the Code, including restrictions on the amount of annual contributions, restrictions on how much you can earn and still be able to contribute to a Qualified Contract, and specialized restrictions on withdrawals. Qualified Contracts must have been purchased from earned income from the relevant year or years, or from a rollover or transfer from a qualified contract. An IRA to IRA indirect rollover can occur only once in any twelve-month period from all of the IRAs you currently own. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.
A Qualified Contract funded by an annuity does not provide any additional tax deferral. However, the Contract has features and benefits other than tax deferral that may make it appropriate for an IRA or qualified retirement plan.
We previously offered the following types of Qualified Contracts to an individual.
•
IRA (traditional IRA). Section 408 of the Code permits eligible individuals to fund IRAs. IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. Contributions may be tax deductible based on the Owner’s income. Contributions must be made in cash. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of IRAs or qualified retirement plans that are transferred or rolled over on a tax-deferred basis into an IRA.
•
Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. Contributions are also limited or prohibited if the Owner’s income is above certain limits. Contributions must be made in cash. The limit on the amount contributed to a Roth IRA does not apply to distributions from certain other types of IRAs or qualified retirement plans that are transferred or rolled over (conversion) into a Roth IRA.
Conversions to a Roth IRA from an IRA or other eligible qualified retirement plan are permitted regardless of an individual’s income. A conversion to a Roth IRA results in a taxable event, but not a 10% additional federal tax for early withdrawal if certain qualifications are met (please consult your tax adviser for more details).
•
SEP IRA. Employers may establish SEP IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.
We previously offered the following type of Qualified Contract to a qualified retirement plan.
•
Qualified Retirement Plans: Pension and Profit-Sharing Plans. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may have permitted the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees are not included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. Participant loans are not allowed under the Contracts purchased in connection with these plans.
If the Contract is purchased for a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory, plan administrator, or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting is the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan is responsible for any reporting required for the rollover transactions out of the plan. We are responsible for any reporting required for the Contract as an IRA.
Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

with the terms of a Contract, unless we specifically consent to be bound. Owners, participants, and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
Summary of Individuals and Entities That Can Own a Qualified Contract
We previously offered the following types of Qualified Contracts.
Type of Contract	Persons and Entities that can own the Contract
IRA	Must have the same individual as Owner and Annuitant.
Roth IRA	Must have the same individual as Owner and Annuitant.
SEP IRA	Must have the same individual as Owner and Annuitant.
Certain Code Section 401 Plans
A qualified retirement plan is the Owner and the Annuitant must be an individual who is a participant in the plan. If the qualified retirement plan is a defined benefit plan, the individual must be the only participant in the plan.

Non-Qualified Contracts
There are no Code restrictions on annual contributions to a Non-Qualified Contract or how much you can earn and still contribute to a Contract.
Non-Qualified Contracts Owned by Non-Individuals
When a Non-Qualified Contract is owned by a non-individual (other than a trust holding the Contract as an agent for an individual), the Contract is not generally treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and any Contract earnings may be taxable every year.
Taxation of Withdrawals
New York does not currently assess a premium tax.
Section 72 of the Code governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until a distribution occurs, either in the form of withdrawals or as Annuity Payments.
For a full withdrawal (total redemption), a partial withdrawal, or a death benefit, the recipient is taxed on the portion of the payment that exceeds your investment in the Contract (often referred to as cost basis). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there is generally no cost basis, which means the withdrawal is fully taxable, except for qualified distributions from Roth IRAs and IRAs where you have separately tracked and reported any after-tax contributions that you have made.
For Non-Qualified Contracts, the taxable portion of a partial withdrawal is the portion of the payment considered to be gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any withdrawal charges, and the Contract’s cost basis). The withdrawals are generally taxed as though you were paid taxable earnings first, and then as a non-taxable return of Purchase Payments.
Distributions from a Roth IRA generally are not subject to income tax if the Roth IRA has been held for five years (starting with the year in which the first contribution is made to any Roth IRA) and the Owner satisfies a triggering event such as attaining age 59 1∕2, death, disability or a first time homebuyer (subject to a $10,000 lifetime limit).
Distribution before satisfying the five year period or triggering event requirement may subject the distribution to taxation. Please be aware that each Roth IRA conversion has its own five year holding period requirement for purposes of determining if the 10% additional federal tax described below applies.
10% Additional Federal Tax
Withdrawals (whether partial or full) and Annuity Payments taken before age 59 1∕2 are subject to a 10% additional federal tax unless an exception applies. The exceptions are different for Qualified Contracts and Non-Qualified Contracts, and are also different for IRAs and qualified plans. If the Contract is jointly owned, we send one check payable to both Joint Owners and we tax report to each Joint Owner individually. Tax reporting to each Joint Owner individually can create a discrepancy in taxation if only one Joint Owner is under age 59 1∕2 because that Joint Owner will be subject to the 10% additional federal tax.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

Exceptions to the 10% Additional Federal Tax for Qualified Contracts
1)
distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1∕2;
2)
distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3)
distributions paid in a series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives of you and your designated Beneficiary;
4)
distributions made to you after separation from service after reaching age 55 (does not apply to IRAs);
5)
distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
6)
distributions made on account of an IRS levy upon the Qualified Contract;
7)
distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
8)
distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
9)
distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
10)
distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA);
11)
distributions made to a reservist called to active duty after September 11, 2001, for a period in excess of 179 days (or for an indefinite period), from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period;
12)
distributions made during the payment period starting on the birth of a child or the finalization of an adoption (up to $5,000);
13)
distributions that are qualified disaster recovery distributions;
14)
distributions due to having a terminal illness;
15)
distributions that are emergency personal expense distributions up to $1,000 after December 31, 2023; and
16)
distributions that are eligible distributions as a domestic abuse victim, not to exceed the lesser of $10,000 or 50% of the IRA or qualified plan vested benefit value, after December 31, 2023.
With respect to (12) through (16) above, a qualified birth or adoption distribution, a qualified disaster recovery distribution, a terminal illness distribution, an emergency personal expense distribution and an eligible distribution as a domestic abuse victim may each be repaid any time within the 3-year period from the date the distribution was received in one or more contributions into an IRA or qualified retirement plan (if you are eligible to make a contribution to the qualified retirement plan). The repayment contribution will be treated as a rollover into the IRA or qualified retirement plan.
With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59 1∕2 or the close of the five year period that began on the date the first payment was received, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest for the tax years in which the exception was used. A partial withdrawal, or prior to January 1, 2024, a partial transfer, or partial rollover taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% additional federal tax and interest for the period as described above. You should obtain competent tax advice before you take any partial withdrawals from your Contract. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.
For 2020 only, the Coronavirus Aid, Relief, and Economic Security (CARES) Act, permitted corona-virus related distributions from Qualified Contracts and IRAs up to an aggregate amount of $100,000. This type of distribution was an exception to the 10% additional federal tax. To qualify for the distribution, generally you, your spouse, or dependent had to have been diagnosed with the virus, or you had to have been affected economically in certain ways because of the virus. The tax associated with the distributions may be paid ratably over three years, beginning with the 2020 tax year. The CARES Act also allows you to recontribute the amount you withdrew to an eligible retirement plan (to which you can make a rollover contribution) in one or more payments within three years.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

Exceptions to the 10% Additional Federal Tax for Non-Qualified Contracts
1)
paid on or after you reach age 59 1∕2;
2)
paid after you die;
3)
paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4)
paid in a series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives of you and your designated Beneficiary;
5)
paid as annuity payments under an immediate annuity; or
6)
that come from Purchase Payments made before August 14, 1982.
With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1∕2 or the close of the five year period that began on the date the first payment was received, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest, for the tax years in which the exception was used. A partial withdrawal or prior to January 1, 2024, a partial 1035 exchange taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% additional federal tax and interest for the period as described above. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.
Non-Qualified Annuity Medicare Tax
Distributions from Non-Qualified Contracts are considered investment income for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) This tax does not apply to distributions from Qualified Contracts. Please consult a tax adviser for more information.
Payments for Financial Adviser Fees
Any financial adviser fees that you choose to have us pay from this Contract to your Financial Professional or Financial Professional's firm may result in a taxable distribution. Please consult with your Financial Professional before requesting us to pay financial adviser fees from this Contract rather than from other assets you may have.
RMDs From Qualified Contracts
Distributions from a Qualified Contract must commence no later than the required beginning date. For Roth IRAs, no distributions are required during the Owner’s lifetime. For IRAs other than Roth IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 73. If you reached age 70 1∕2 on or before December 31, 2019, then age 70 1∕2 applies instead of age 73. If you reached age 72 on or before December 31, 2022, then age 72 applies instead of age 73. If you reach age 74 after December 31, 2032, then age 75 applies instead of age 73. Under a qualified plan or 403(b), the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach the age noted for IRAs above or retire.
Generally, RMDs must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the RMDs are not made, a 25% excise tax is imposed as to the amount not distributed. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you enroll in our minimum distribution program, we make RMD payments to you that are designed to meet this Contract’s RMD requirements.
Diversification
Code Section 817(h) and accompanying Treasury Department Regulations imposes diversification standards on the assets underlying variable annuity contracts. The Code provides that a variable annuity contract cannot be treated as an annuity contract for any period during which its investments are not adequately diversified as required by the United States Treasury Department. If the Contract no longer qualifies as an annuity contract, you would be subject to federal income tax each year with respect to Contract earnings accrued. We intend that all Investment Options be managed by the investment advisers so that they comply with these diversification standards.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

Owner Control
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which an Owner’s control of the Separate Account’s investments may cause the Owner to be treated as the owner of the Separate Account’s assets, which would cause the Contract to lose its favorable tax treatment. In certain circumstances, variable annuity contract owners have been considered for federal income tax purposes to be the owners of the separate account’s assets, due to their ability to exercise investment control over those assets. In this case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area and some of our Contract’s features, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the Investment Options have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets.
Taxation of Lifetime Payments
We treat Lifetime Plus Payments and Income Focus Payments (lifetime payments) as withdrawals for tax purposes while your Contract Value is positive. This means that, for Non-Qualified Contracts, gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the total lifetime payment is most likely subject to ordinary income tax. While tax law is not entirely clear as to the proper tax treatment, once your Contract Value is reduced to zero we intend to treat Lifetime Plus Payments as Annuity Payments for tax purposes. If you are taking withdrawals from the Contract to satisfy the requirements for substantially equal periodic payments under Section 72(t) or 72(q) of the Internal Revenue Code and you begin lifetime payments before the required series of withdrawals is complete, you may incur additional penalties, including a 10% additional federal tax. If you begin lifetime payments before age 59 1∕2 the payments will generally be subject to a 10% additional federal tax. In addition, if the Contract is jointly owned, we tax each Joint Owner individually which can create a discrepancy in taxation if only one Joint Owner is under age 59 1∕2 because that Joint Owner will be subject to the 10% additional federal tax.
Taxation of Annuity Payments
For Annuity Payments from Non-Qualified Contracts, the portion of each payment included in income is determined by an exclusion ratio. The exclusion ratio is a calculation that causes a portion of each Annuity Payment to be non-taxable, based upon the percentage of your Contract Value that is from Purchase Payments. We determine the exclusion ratio for Annuity Payments by dividing the investment in the Contract (adjusted for any guaranteed period or refund guarantee) by the expected return anticipated to be paid as Annuity Payments (which is determined by Treasury Regulations). We determine the amount of each Annuity Payment that is excluded from income by multiplying the Annuity Payment by the exclusion ratio. Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the amounts excluded from income equal the investment in the Contract) are fully taxable.
Generally, Annuity Payments from Qualified Contracts are fully taxable unless you have separately tracked and reported any after-tax contributions that you have made. Annuity Payments that are qualified distributions from Roth IRAs are federal income tax free. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.
Distributions Upon the Owner’s Death (or Annuitant’s Death If the Owner Is a Non-individual)
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions regarding distributions when an Owner dies. Specifically, Section 72(s) requires that: (a) if an Annuitant dies on or after you annuitize the Contract, but before distribution of the entire Contract’s interest, the entire Contract’s interest must be distributed at least as rapidly as under the distribution method being used as of the Annuitant’s date of death; and (b) if any Owner (or the Annuitant if the Owner is a non-individual) dies before you annuitize the Contract, the Contract’s entire interest must be distributed within five years after the Owner’s date of death.
These requirements are satisfied as to any part of an Owner’s interest that is payable to, or for the benefit of, a designated Beneficiary and distributed over the designated Beneficiary’s life, or over a period not extending beyond that Beneficiary’s

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

life expectancy, provided that distributions begin within one year of the Owner’s death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death.
However, if the designated Beneficiary is the deceased Owner’s surviving spouse, the surviving spouse can continue the Contract as the new Owner. If a couple is married in a jurisdiction (including a foreign country) that recognizes same-sex marriage, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes.
Same-sex civil union couples, domestic partners and spouses should contact their financial professional and a qualified tax adviser regarding their personal tax situation, the implications of any Contract benefits based on a spousal relationship, and their partner’s/spouse’s rights and benefits under the Contract.
Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements.
Upon death of an Owner of a Qualified Contract, the Setting Every Community Up for Retirement (SECURE) Act (contained within the Further Consolidated Appropriations Act enacted December 20, 2019) made significant changes to the payment options available to Beneficiaries of Owners who die on or after January 1, 2020. The rules discussed below reference IRA Contracts, but similar rules also apply to qualified retirement plans. With some exceptions, IRA Beneficiaries must receive their entire death benefit by December 31 following the tenth anniversary of the IRA Owner’s death.
The payment options for IRA Beneficiaries differ depending on several factors, including whether a Beneficiary is an Eligible Designated Beneficiary (EDB). An EDB includes any Beneficiary of the deceased IRA Owner who at time of death is: 1) the surviving spouse, 2) an individual not more than ten years younger than the IRA Owner, 3) a minor child of the IRA Owner, 4) a chronically ill individual, or 5) disabled individual. EDB status is determined at the IRA Owner’s death.
If you are an EDB, then you can begin RMD payments based on your single life expectancy (“stretch payments”) in the year following the deceased Owner’s death. You must begin to receive these RMD payments by December 31 of the year following the deceased Owner’s death (but see the exception for a spouse beneficiary below). If you are an EDB that elected to receive payments over your life expectancy, once you die, then your beneficiary must receive their entire death benefit by December 31 following the tenth anniversary of your death. Proposed Treasury regulations would also require your beneficiary in certain circumstances to continue stretch payments during this 10-year period.
For a minor child Beneficiary, the payments based on life expectancy may continue only until the minor child reaches the age of majority (age 21 or the age specified in Treasury Regulations). The minor child Beneficiary must receive their entire death benefit by December 31 following the tenth anniversary of reaching the age of majority.
If you were the spouse Beneficiary of the deceased Owner’s IRA Contract and your spouse had not yet reached the date at which he/she was required to begin receiving RMD payments (treating a Roth IRA as a traditional IRA for this purpose only), then you can wait to begin receiving RMD payments until the year that your spouse would have reached age 73 (age 75 if your spouse would have reached age 74 after December 31, 2032). Alternatively, if the deceased Owner had already reached the date at which he/she was required to begin receiving RMD payments, you must begin to receive these RMD payments by December 31 of the year following the deceased Owner’s death.
If you are a designated Beneficiary (generally an individual), but are not an EDB, the entire death benefit must be distributed by December 31 after the tenth anniversary of the IRA Owner’s death. If you die before the end of the ten-year period and the entire death benefit has not been distributed, your beneficiary must receive the entire death benefit by the same date you would have been required to receive the death benefit. Proposed Treasury regulations would require you to receive a RMD each year if the Owner died on or after their required beginning date.
If the Beneficiary of the IRA Contract is a trust, current Treasury Regulations provide “see-through” treatment for trusts that meet certain requirements. If such treatment applies, the beneficiaries of the trust, rather than the trust itself will be treated as having been designated as beneficiaries of the IRA Contract for purposes of determining the distribution period for RMD payments. Due to the changes made by SECURE, there is uncertainty regarding which distribution options are available when a trust is the Beneficiary of an IRA Contract. Proposed Treasury regulations provide some additional information. Further clarification of situations involving trust Beneficiaries is expected to be provided when the Treasury Department finalizes proposed regulations. Individuals are encouraged to seek guidance from their own tax professional or legal counsel to determine how these new rules apply to their particular situation.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

If the IRA Beneficiary is not a “designated beneficiary” (e.g., beneficiary is an estate, charity, or a trust that does not meet the requirements for “see-through” treatment), then the payment options are unchanged by the SECURE Act. If the IRA Owner had not yet reached the date at which he/she was required to begin receiving RMD payments (treating a Roth IRA as a traditional IRA for this purpose only), then these IRA Beneficiaries must receive their entire death benefit by December 31 following the fifth anniversary of the IRA Owner’s death. Alternatively, if the deceased Owner had already reached the date at which he/she was required to begin receiving RMD payments, these IRA Beneficiaries can begin RMD payments based on the single life expectancy of the Owner in the year of the deceased Owner’s death, reduced by one. These Beneficiaries must begin to receive these RMD payments by December 31 of the year following the deceased Owner’s death.
The SECURE Act impacts situations when the IRA Owner died before January 1, 2020 and the Beneficiary had elected stretch payments. In this situation, the stretch payments can continue to the Beneficiary, but once that Beneficiary dies, the successor beneficiary must receive any remaining death benefit by December 31 following the tenth anniversary of the original Beneficiary’s death. Proposed Treasury regulations would require the successor beneficiary to receive a RMD payment each year.
The SECURE Act may limit the annuitization options that a Beneficiary may elect at the IRA Owner’s death to comply with the new death benefit payment rules. Also, if an IRA Owner elected an annuitization option and then dies, action may be needed by the Beneficiary if any remaining Annuity Payments do not comply with the new death benefit payment rules for a Beneficiary.
Tax-Free Section 1035 Exchanges
Subject to certain restrictions, you can make a “tax-free” exchange under Section 1035 of the Code for all or a portion of one non-qualified annuity contract for another, or all of a life insurance policy for a non-qualified annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within 180 days of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. You should consult a tax adviser to discuss the potential tax effects before making a 1035 exchange.
Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
•
you might have to pay a withdrawal charge on your previous contract,
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there is a new withdrawal charge period for this Contract,
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other fees and expenses under this Contract may be higher (or lower),
•
the benefits may be different, and
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you no longer have access to any benefits from your previous contract.
If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible additional federal tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine the exchange is in your best interest and not just better for the person selling you the Contract who generally earns a commission on each sale.
Multiple Non-Qualified Contracts Purchased In the Same Year By the Same Owner
Code Section 72(e)(12) provides that multiple Non-Qualified deferred annuity contracts issued within the same calendar year to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining a distribution’s tax consequences. This treatment may result in adverse tax consequences, including more rapid taxation of distributions from combined contracts. For purposes of this rule, contracts received in a Section 1035 exchange are considered issued in the year of the exchange. You should consult a tax adviser before requesting a distribution if you purchased more than one Non-Qualified Contract in any calendar year period.
Assignments, Pledges and Gratuitous Transfers
Any assignment or pledge (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The Contract will not qualify for tax deferral while the assignment or pledge is effective. Qualified Contracts generally cannot be assigned, pledged, or transferred to another individual. For Non-Qualified Contracts, the Contract’s cost basis is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Non-Qualified Contract (an ownership change) without adequate consideration to a person other than their spouse (or to a former spouse

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

incident to divorce), the Owner is taxed on the difference between his or her Contract Value and the Contract’s cost basis at the time of transfer. In such case, the transferee’s investment in the Contract is increased to reflect the increase in the transferor’s income. An Owner should consult a tax adviser before requesting an assignment, transfer, or pledge.
Income Tax Withholding
Any part of a distribution that is taxable to the Owner or Beneficiary is subject to federal and/or state income tax withholding. Generally, we withhold amounts from Annuity Payments at the same rate as wages, and we withhold 10% from non-periodic payments, such as withdrawals. However, in most cases, you may elect not to have taxes withheld or to have withholding done at a different rate.
Certain distributions from retirement plans qualified under Code Section 401 that are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% federal income tax withholding. The 20% withholding requirement generally does not apply to:
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a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or
•
RMDs; or
•
any part of a distribution not included in gross income (for example, returns of after-tax contributions); or
•
hardship withdrawals.
Plan participants should consult a tax adviser regarding income tax withholding requirements.
Federal Estate Taxes
While no attempt is being made to discuss the Contract’s federal estate tax implications, an Owner should keep in mind the annuity contract’s value payable to a Beneficiary upon the Owner’s death is included in the deceased Owner’s gross estate. Depending on the annuity contract, the annuity’s value included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary, or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax
The Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations may require us to deduct this tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
Foreign Tax Credits
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the Contract’s tax treatment could change. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents are generally subject to 30% federal withholding tax on distributions, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners’ country of citizenship or residence.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

19. Other Information
Allianz Life of New York
Allianz Life of New York is a stock life insurance company organized under the laws of the state of New York on September 21, 1982. Our address is 1633 Broadway, 42nd Floor, New York, NY 10019-7585. We currently offer registered index-linked annuities. We are licensed to do direct business in 6 states, including New York and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.
The Separate Account
We established Allianz Life of NY Variable Account C (the Separate Account) as a separate account under New York insurance law on February 26, 1988. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.
The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.
We own the assets of the Separate Account. Income, gains, and losses credited to, or charged against, the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of our other assets. The Separate Account’s assets may not be used to pay any of our liabilities, other than those arising from the Contracts.
If the Separate Account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account, to the extent of seed money invested by us or earned fees and charges. The obligations under the Contracts are obligations of Allianz Life of New York. We are obligated to pay all amounts promised to investors under the Contracts.
Distribution
Allianz Life Financial Services, LLC (ALFS), a wholly owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. ALFS is a limited liability company organized in Minnesota, and is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. ALFS is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). ALFS is not a member of Securities Investors Protection Corporation. More information about ALFS is available at www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.
We have entered into a distribution agreement with ALFS for the distribution of our products. ALFS also may perform various administrative services on our behalf.
We may fund ALFS operating and other expenses, including: overhead; legal and accounting fees; Financial Professional training; compensation for the ALFS management team; and other expenses associated with the Contracts. Financial Professionals and their managers may also be eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with ALFS. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.
ALFS does not itself sell our products on a retail basis. Rather, ALFS enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of our products. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.
The following table shows the aggregate dollar amount of underwriting commissions paid to ALFS for each of the Allianz Life of New York’s last three fiscal years. The underwriter did not retain any part of the commissions.
	2020	2021	2022
Commission paid	$ 4,366,148.06	$ 4,021,062.21	$3,184,063.30

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

A portion of the payments made to selling firms may be passed on to their Financial Professionals. Financial Professionals may receive cash and non-cash compensation and other benefits. Ask your Financial Professional for further information about what they and their firm may receive in connection with your Contract.
Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account. We intend to recover commissions and other expenses indirectly through fees and charges imposed under the Contract.
Broker-dealers and their Financial Professionals and managers involved in sales of our products may receive payments from us for administrative and other services that do not directly involve sales of our products, including payments made for recordkeeping, the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their Financial Professionals may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.
We and/or ALFS may pay certain selling firms additional marketing support allowances for:
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marketing services and increased access to their Financial Professionals;
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costs associated with sales conferences and educational seminars;
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the cost of client meetings and presentations; and
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other sales expenses incurred by them.
We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment.
We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the annuities we offer.
Additional information regarding marketing support payments can be found in the Distributor section of the SAI.
Some Financial Professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract.
The Investment Options may assess a Rule 12b-1 fee. These fees are paid to ALFS as consideration for providing certain services and incurring certain expenses permitted under the Investment Option’s plan. These fees typically equal 0.25% of an Investment Option’s average daily net assets for the most recent calendar year.
In certain instances, an investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may make payments for administrative services to ALFS or its affiliates.
Additional Credits for Certain Groups
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower administrative expenses or better than expected mortality or persistency experience.
Administration/Allianz Service Center
The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative and routine customer services performed by our Service Center include processing and mailing of account statements and other mailings to Owners, responding to Owner correspondence and inquiries. Allianz Life Insurance Company of North America (as service provider for the Contracts) also contracts with Tata Consultancy Services (Tata) located at #42(P) & 45(P), Think Campus, Electronic City, Phase II, Bangalore, Karnataka 560100, India, to perform certain administrative services including:
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maintenance of the Contracts,
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maintenance of Owner records, and
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routine customer service including:
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processing of Contract changes,
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processing withdrawal requests (both partial and total), and
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processing requests for fixed annuity payments.
Services performed by Tata are overseen and quality control checked by our Service Center.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, may be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call our Service Center at the toll-free telephone number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.
Legal Proceedings
Like other life insurance companies, we from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or ALFS is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or ALFS ability to perform its obligations.
Financial Statements
The statutory financial statements of Allianz Life Insurance Company of New York as of December 31, 2022 and 2021 and for each of the three years in the period ended December 31, 2022, are incorporated herein by reference to Registrant’s Form N-VPFS (File No. 811-05716) filed with the SEC have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
The financial statements of the subaccounts of Allianz Life of NY Variable Account C of Allianz Life Insurance Company of New York as of December 31, 2022 are incorporated herein by reference to Registrant’s Form N-VPFS (File No. 811-05716) filed with the SEC have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

Appendix A – Investment Options Available Under the Contract
The following is a list of Investment Options available under the Contract. More information about the Investment Options is available in the prospectuses for the Investment Options, which may be amended from time to time and can be found online at allianzlife.com/new-york/variableoptions. You can also request this information at no cost by calling (800) 624-0197, or by sending an email request to contact.us@allianzlife.com. Depending on the optional benefits you chose, you may not be able to invest in certain Investment Options. See Appendix B - Investment Option Restriction for Optional Benefits.
The current expenses and performance information below reflects fees and expenses of the Investment Options, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Option’s past performance is not necessarily an indication of future performance.
Investment Objectives	Investment Option and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2022)
			1 Year	5 Years	10 Years
Long-term capital appreciation with preservation of capital as an important consideration	AZL® Balanced Index Strategy Fund Adviser: Allianz Investment Management LLC	0.68%	-15.10%	3.29%	5.31%
Long-term capital appreciation	AZL® DFA Multi-Strategy Fund Adviser: Allianz Investment Management LLC	0.85%	-11.41%	4.12%	6.80%
Exceed total return of the Bloomberg Capital U.S. Aggregate Bond Index	AZL® Enhanced Bond Index Fund Adviser: Allianz Investment Management LLC Subadviser: BlackRock Financial Management, Inc.	0.64%	-13.68%	-0.39%	0.64%
High level of current income while maintaining prospects for capital appreciation	AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund – Class 2(1) Adviser: Allianz Investment Management LLC Subadviser: FIAM® LLC	0.71%	-14.56%	4.46%	5.32%
High level of current income	AZL® Fidelity Institutional Asset Management® Total Bond Fund – Class 2 Adviser: Allianz Investment Management LLC Subadviser: FIAM® LLC	0.80%	-13.37%	0.59%	1.47%
Current income consistent with stability of principal	AZL® Government Money Market Fund(1) Adviser: Allianz Investment Management LLC Subadviser: BlackRock Advisors, LLC	0.87%	0.78%	0.68%	0.35%

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023
Appendix A

Investment Objectives	Investment Option and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2022)
			1 Year	5 Years	10 Years
Seeks to match the performance of the MSCI EAFE® Index as closely as possible	AZL® International Index Fund – Class 2 Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.68%	-14.52%	1.16%	4.07%
Seeks to match the performance of the Standard & Poor’s MidCap 400® Index as closely as possible	AZL® Mid Cap Index Fund – Class 2 Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.56%	-13.55%	6.34%	10.26%
Long-term capital appreciation	AZL® Moderate Index Strategy Fund(1) Adviser: Allianz Investment Management LLC	0.65%	-15.37%	3.90%	7.02%
Seeks to match the performance of the MSCI World Index as closely as possible	AZL® MSCI Global Equity Index Fund – Class 2(1) Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.65%	-18.23%	5.78%	4.02%
Long-term capital appreciation with preservation of capital as an important consideration	AZL® MVP Balanced Index Strategy Fund(2) Adviser: Allianz Investment Management LLC	0.71%	-14.87%	2.09%	4.61%
Long-term capital appreciation	AZL® MVP DFA Multi-Strategy Fund(1,2) Adviser: Allianz Investment Management LLC	0.88%	-11.76%	2.50%	3.67%
High level of current income while maintaining prospects for capital appreciation	AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund(2) Adviser: Allianz Investment Management LLC	0.83%	-13.81%	3.14%	3.97%
Long-term capital appreciation with preservation of capital as an important consideration	AZL® MVP Global Balanced Index Strategy Fund(2) Adviser: Allianz Investment Management LLC	0.74%	-16.09%	1.36%	3.53%
Long-term capital appreciation	AZL® MVP Growth Index Strategy Fund(2) Adviser: Allianz Investment Management LLC	0.66%	-15.10%	3.14%	6.31%

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023
Appendix A

Investment Objectives	Investment Option and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2022)
			1 Year	5 Years	10 Years
Long-term capital appreciation	AZL® MVP Moderate Index Strategy Fund(2) Adviser: Allianz Investment Management LLC	0.69%	-15.38%	2.63%	5.86%
Long term capital appreciation with preservation of capital as an important intermediate-term objective	AZL® MVP T. Rowe Price Capital Appreciation Plus Fund(2) Adviser: Allianz Investment Management LLC	0.86%	-13.71%	5.42%	7.12%
Seeks to match the total return of the Russell 1000® Growth Index	AZL® Russell 1000 Growth Index Fund – Class 2(1) Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.66%	-29.59%	10.38%	13.36%
Seeks to match the total return of the Russell 1000® Value Index	AZL® Russell 1000 Value Index Fund – Class 2(1) Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.66%	-8.18%	5.98%	9.53%
Seeks to match total return of the S&P 500®	AZL® S&P 500 Index Fund – Class 2 Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.47%	-18.51%	8.85%	12.00%
Seeks to match performance of the S&P SmallCap 600 Index®	AZL® Small Cap Stock Index Fund – Class 2 Adviser: Allianz Investment Management LLC Subadviser: BlackRock Investment Management, LLC	0.57%	-16.65%	5.30%	10.22%
Long-term capital appreciation with preservation of capital as an important intermediate-term objective	AZL® T. Rowe Price Capital Appreciation Fund(1) Adviser: Allianz Investment Management LLC Subadviser: T. Rowe Price Associates, Inc./T. Rowe Price Investment Management, Inc.	0.99%	-12.09%	8.78%	11.17%
Long-term growth of capital	Davis VA Financial Portfolio(1,3) Adviser: Davis Selected Advisers, L.P.	0.75%	-8.53%	4.76%	10.22%

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023
Appendix A

Investment Objectives	Investment Option and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2022)
			1 Year	5 Years	10 Years
Income	Franklin U.S. Government Securities VIP Fund – Class 2(1,3) Adviser: Franklin Advisers, Inc.	0.76%	-9.75%	-0.58%	0.06%
Maximize total return	LVIP JPMorgan Core Bond Fund – Service Class(1) Adviser: Lincoln Investment Advisors Corporation Subadviser: J.P. Morgan Investment Management, Inc.	0.76%	-12.74%	-0.11%	0.83%
Total return with an emphasis on current income, but also considering capital appreciation	MFS Total Return Bond Series – Service Class(1) Adviser: Massachusetts Financial Services Company	0.78%	-14.18%	-0.08%	1.13%
Total return which exceeds that of its benchmark	PIMCO Balanced Allocation Portfolio – Admin. Class(1) Adviser: Pacific Investment Management Company LLC	0.88%	-16.12%	3.05%	2.92%
Maximum real return consistent with prudent investment management	PIMCO CommodityRealReturn® Strategy Portfolio – Admin. Class(1) Adviser: Pacific Investment Management Company LLC	1.29%	8.61%	7.03%	-1.56%
Maximum total return, consistent with preservation of capital and prudent investment management	PIMCO Emerging Markets Bond Portfolio – Admin. Class(1,3) Adviser: Pacific Investment Management Company LLC	1.04%	-15.73%	-0.86%	0.97%
Total return which exceeds that of its benchmark	PIMCO Global Core Bond (Hedged) Portfolio – Admin. Class Adviser: Pacific Investment Management Company LLC	0.77%	-11.55%	0.53%	0.35%
Maximum total return, consistent with preservation of capital and prudent investment management	PIMCO High Yield Portfolio – Admin. Class(1,3) Adviser: Pacific Investment Management Company LLC	0.76%	-10.30%	1.89%	3.54%
Maximum total return, consistent with preservation of capital and prudent investment management	PIMCO Long-Term U.S. Government Portfolio – Admin. Class Adviser: Pacific Investment Management Company LLC	1.14%	-28.89%	-2.53%	-1.22%

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023
Appendix A

Investment Objectives	Investment Option and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2022)
			1 Year	5 Years	10 Years
Maximum real return, consistent with preservation of real capital and prudent investment management	PIMCO Real Return Portfolio – Admin. Class(1,3) Adviser: Pacific Investment Management Company LLC	0.77%	-11.91%	1.97%	0.89%
Total return, which exceeds that of its secondary benchmark index consistent with prudent investment management	PIMCO StocksPLUS® Global Portfolio – Advisor Class(1) Adviser: Pacific Investment Management Company LLC	0.87%	-18.79%	4.51%	6.10%
Maximum total return, consistent with preservation of capital and prudent investment management	PIMCO Total Return Portfolio – Admin. Class Adviser: Pacific Investment Management Company LLC	0.67%	-14.31%	-0.18%	0.92%
High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Templeton Global Bond VIP Fund – Class 2(1,3) Adviser: Franklin Advisers, Inc.	0.77%	-4.95%	-2.32%	-0.78%
(1)
This Investment Option’s annual expenses reflect temporary fee reductions. Please see the Investment Option’s prospectus for information regarding the expense reimbursement or fee waiver arrangement.
(2)
This Investment Option is managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”). For more information see section 4, Principal Risks of Investing in the Contract – Managed Volatility Investment Option Risk, or refer to the Investment Option’s prospectus for more information.
(3)
This Investment Option is only available to Contracts issued before October 16, 2017.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023
Appendix A

Appendix B – Investment Restrictions for Optional Benefits
If you have Income Protector, Income Focus, or Investment Protector, your Contract is subject to investment restrictions, as summarized in this appendix.
If your Contract is subject to investment restrictions, your Contract is also subject to automatic quarterly rebalancing. We rebalance your Contract Value according to your future Purchase Payment allocation instructions at the end of the last Business Day before each Quarterly Anniversary. If you have Investment Protector or a Target Date Benefit we adjust your allocation instructions if they do not comply with the allowed maximums summarized in this appendix as described further in the prospectus. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. To change this quarterly rebalancing, you must change your future Purchase Payment allocation instructions. Any requested change to these allocation instructions must comply with your benefit’s restrictions or we reject your change.
We may add, remove or substitute Investment Options from this list. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. For a Lifetime Benefit, Investment Protector, or Target Date Benefit we may also move Investment Options from a more restrictive group to a less restrictive group, but we cannot move Investment Options the other way. We send you written notice regarding additions, removals or substitutions. When an Investment Option is removed or substituted, we send you written notice 30 days before the removal or substitution date.
We put these restrictions in place to support your benefit’s guarantees. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value, Benefit Base and Lifetime Plus Payment increases for Income Protector and Lifetime Benefits, Performance Increases for Income Focus, and Target Value for Investment Protector and Target Date Benefits.
Income Protector
If you have Income Protector, you may allocate Contract Value only to the Investment Options listed below. The version identifier is located in your rider.
Investment Options Available with Versions:
11.17, 12.17, 01.18, 02.18, 03.18, 04.18, 05.18, 06.18, 07.18, 08.18, 09.18, 10.18, 11.18, 12.18, 01.19, 02.19, 03.19, 04.19v1, 04.19v2,
05.19, 06.19, 07.19, 08.19, 09.19, 10.19, 11.19, 12.19, 01.20, 02.20, 03.20, 04.20, 05.20, 06.20, 07.20, 08.20, 09.20, 10.20, 11.20,
12.20, 01.21, 02.21

AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management® Total Bond Fund
AZL Government Money Market Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP Global Balanced Index Strategy Fund
AZL MVP DFA Multi-Strategy Fund
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy
Fund

AZL MVP Growth Index Strategy Fund
AZL MVP Moderate Index Strategy Fund
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
LVIP JPMorgan Core Bond Fund
MFS Total Return Bond Portfolio
PIMCO Balanced Allocation Portfolio
PIMCO Global Core Bond (Hedged) Portfolio
PIMCO Total Return Portfolio

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023
Appendix B

Investment Options Available with Versions: 10.12, 04.15, 04.16, 05.16, 06.16, 07.16, 08.16, 09.16, 10.16, 11.16, 12.16, 01.17, 02.17, 03.17, 04.17, 05.17, 06.17, 07.17, 08.17, 09.17, 10.17
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management® Total Bond Fund
AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL Government Money Market Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP Global Balanced Index Strategy Fund
AZL MVP DFA Multi-Strategy Fund
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy
Fund
AZL MVP Growth Index Strategy Fund

AZL MVP Moderate Index Strategy Fund
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Franklin U.S. Government Securities VIP Fund*
LVIP JPMorgan Core Bond Fund
MFS Total Return Bond Portfolio
PIMCO Balanced Allocation Portfolio
PIMCO Global Core Bond (Hedged) Portfolio
PIMCO High Yield Portfolio*
PIMCO Real Return Portfolio*
PIMCO Total Return Portfolio
Templeton Global Bond VIP Fund*

*
Investment Options that are no longer available for selection. We will continue to move assets into and out of these Investment Options subject to Income Protector’s automatic quarterly asset rebalancing unless you provide us with alternate instructions. However, you cannot request to transfer into these closed Investment Options, and if you change your future Purchase Payment allocation instructions, the closed Investment Options will no longer be available to you.
Income Focus
If you have Income Focus, you may allocate Contract Value only to the Investment Options listed below.
Income Focus Available Investment Options:
AZL MVP Balanced Index Strategy Fund AZL MVP DFA Multi-Strategy Fund AZL MVP Global Balanced Index Strategy Fund AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	AZL MVP Growth Index Strategy Fund AZL MVP Moderate Index Strategy Fund AZL MVP T. Rowe Price Capital Appreciation Plus Fund PIMCO Balanced Allocation Portfolio
Investment Protector
If you have Investment Protector, you may allocate Contract Value only as specified below. The version identifier is located in your rider.
Investment Protector – Versions 07.12, 07.13, 04.15, 04.16, 05.16, 06.16, 07.16, 08.16, 09.16, 10.16
If you have a version of Investment Protector listed immediately above, you may allocate your Contract Value to the Investment Options in Table 1 below, subject to the limitations set forth in Table 2 thereafter.
TABLE 1: Available Investment Option Groups
Equity Group
AZL Balanced Index Strategy Fund
AZL DFA Multi-Strategy Fund
AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL International Index Fund
AZL Mid Cap Index Fund
AZL Moderate Index Strategy Fund
AZL MSCI Global Equity Index Fund
AZL MVP Balanced Index Strategy Fund

AZL MVP Growth Index Strategy Fund
AZL Russell 1000 Growth Index Fund
AZL Russell 1000 Value Index Fund
AZL S&P 500 Index Fund
AZL T. Rowe Price Capital Appreciation Fund
PIMCO Balanced Allocation Portfolio
PIMCO StocksPLUS® Global Portfolio

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023
Appendix B

Fixed Income Group
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management® Total Bond Fund
AZL Government Money Market Fund
Franklin U.S. Government Securities VIP Fund*
LVIP JPMorgan Core Bond Fund
MFS Total Return Bond Portfolio

PIMCO Global Core Bond (Hedged) Portfolio
PIMCO High Yield Portfolio*
PIMCO Long-Term U.S. Government Portfolio
PIMCO Real Return Portfolio*
PIMCO Total Return Portfolio
Templeton Global Bond VIP Fund*

*
Investment Options that are no longer available for selection. We will continue to move assets into and out of these Investment Options subject to Investment Protector’s automatic quarterly asset rebalancing unless you provide us with alternate instructions. However, you cannot request to transfer into these closed Investment Options, and if you change your future Purchase Payment allocation instructions, the closed Investment Options will no longer be available to you.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023
Appendix B

On the Rider Effective Date and subsequent Quarterly Anniversaries, Table 2 determines the maximum Contract Value you can allocate to Investment Options in the Equity Group based on the number of Rider Years* until the initial Target Value Date and the comparison of Contract Value (CV) to Target Value (TV). We then subtract the Table 2 value from 100% to determine the minimum Contract Value required in the Fixed Income Group. For example, on the Rider Effective Date if your initial Target Value Date is the 12th Rider Anniversary, you can allocate up to 70% of your Contract Value to Investment Options in the Equity Group and you must have at least 30% in the Fixed Income Group.
TABLE 2: Maximum Contract Value Allowed in the Equity Group
Number of Rider Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to ˂ 94% of TV	CV = 82% to ˂ 88% of TV	CV = 76% to ˂ 82% of TV	CV = 70% to ˂ 76% of TV	CV = 64% to ˂ 70% of TV	CV = 58% to ˂ 64% of TV	CV = 52% to ˂ 58% of TV	CV = 46% to ˂ 52% of TV	CV = 40% to ˂ 46% of TV	CV = 34% to ˂ 40% of TV	CV = 28% to ˂ 34% of TV	CV = 22% to ˂ 28% of TV	CV = 16% to ˂ 22% of TV	CV = 10% to ˂ 16% of TV	CV = 4% to ˂ 10% of TV	CV ˂ 4% of TV
33+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
32	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
31	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
30	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
29	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
28	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
24	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
23	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
22	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
21	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
20	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%
19	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%
18	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%
17	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%
16	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%
15	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%
14	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%
13	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%
12	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%
11	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%
10	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%
9	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%
8	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%
7	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
6	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
5	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
4	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
3	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
2	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
1	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
Initial Target Value Date and beyond	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
*
We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven Rider Years and four months away from your initial Target Value Date, in this table you are eight Rider Years from the initial Target Value Date.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023
Appendix B

Appendix C – Calculation of Guaranteed Values and the Effects of Partial Withdrawals and Lifetime Payments on these Values
The following example shows the effect on the available guaranteed values assuming a Contract with a $100,000 initial Purchase Payment, no additional Purchase Payments or withdrawals, an Annual Increase Percentage of 5% (which will grow the Benefit Base’s Annual Increase quarterly by 1.25% = 5% / 4), and the Contract Value reflects deduction of fees and expenses.
	Contract Value	Total Income Value (Income Focus) and Traditional Death Benefit Value	Benefit Base (Income Protector)	Rider Anniversary Value (Investment Protector)	Maximum Anniversary Value (Maximum Anniversary Death Benefit)
Issue Date	$100,000	$100,000	$100,000	$100,000	$100,000
1st Quarterly Anniversary	$101,000	$100,000	+ ($100,000) x 1.25%)	$100,000	$100,000
			= +1,250
			$101,250
Assume the Contract Value on the first Quarterly Anniversary increases to $101,000. On the first Quarterly Anniversary the Total Income Value and Traditional Death Benefit Value do not increase because there has been no additional Purchase Payments. The Rider Anniversary Value also does not change because this is not a Rider Anniversary and there has not been any additional Purchase Payments. The Maximum
Anniversary
Value also does not change because this is not a Contract Anniversary and there has not been any additional Purchase Payments. The Quarterly Anniversary Value increases to the $101,000 Contract Value. Income Protector’s Benefit Base increases to $101,250 (the greater of the $101,000 Quarterly Anniversary Value, or the $101,250 Annual Increase).
Partial withdrawals (including withdrawals for financial adviser fees and any withdrawal charges, but not amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge) reduce the Contract Value on a dollar for dollar basis, and reduce all of the guaranteed values by the percentage of Contract Value withdrawn.
Continuing from the example above, assume you take a $5,000: partial withdrawal under the free withdrawal privilege under the free withdrawal privilege to pay financial adviser fees. All fractional numbers in these examples have been rounded up to the next whole number. . Because the Quarterly Anniversary Value under Income Protector’s Benefit Base is equal to the Contract Value, the partial withdrawal also reduces the Quarterly Anniversary Value by - $5,000 to $96,000.
Partial Withdrawal	Contract Value	Total Income Value (Income Focus) and Traditional Death Benefit Value	Benefit Base (Income Protector)	Rider Anniversary Value (Investment Protector)	Maximum Anniversary Value (Maximum Anniversary Death Benefit)
Prior to withdrawal	$ 101,000	$ 100,000	$101,250	$100,000	$100,000
$5,000 withdrawal		– [(5,000/ 101,000) x 100,000)]	– [(5,000/ 101,000) x 101,250)]	– [(5,000/ 101,000) x 100,000)]	– [(5,000/ 100,000) x 101,000)]
	– 5,000	= – 4,950	= – 5,012	= – 4,950	: = – 4,950
After withdrawal	$ 96,000	$ 95,050	$ 96,238	$ 95,050	$ 95,050
Lifetime Plus Payments under Income Protector and Income Focus Payments under Income Focus reduce the Contract Value on a dollar for dollar basis and reduce other benefits guaranteed values by the percentage of Contract Value withdrawn. However, Lifetime Plus Payments do not reduce the Benefit Base and Income Focus Payments do not reduce Income Values.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023
Appendix C

The following example shows the effect of taking the annual maximum payment on your Contract under Income Protector or Income Focus if you are the sole Covered Person. For Income Protector, assume you begin payments at age 62 when the Contract Value is $97,000, the Benefit Base is $120,000, and the annual maximum Lifetime Plus Payment is $4,800 (4% of the $120,000 Benefit Base). For Income Focus, assume you begin payments when your Income Value Percentage is 6.25% and the annual maximum Income Focus Payment is $5,344 (6.25% of the $85,500 Income Value).
Lifetime Plus Payment	Contract Value	Traditional Death Benefit guaranteed value	Benefit Base	Income Focus Payment	Contract Value	Traditional Death Benefit guaranteed value	Income Value
Before payment	$ 97,000	$ 85,500	$ 120,000	Before payment	$ 97,000	$ 85,500	$ 85,500
$4,800 payment		– [(4,800/ 97,000)		$5,344 payment		– [(5,344/ 97,000)
		x 85,500)]				x 85,500)]
	– 4,800	= – 4,231	no change		– 5,344	= – 4,710	no change
After payment	$ 92,200	$ 81,269	$ 120,000	After payment	$ 91,656	$ 80,790	$ 85,500
An Excess Withdrawal is a withdrawal you take while you are receiving Lifetime Plus Payments or Income Focus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum lifetime payment. Partial Excess Withdrawals (including withdrawal charges, but not amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge) immediately reduce the Contract Value on a dollar for dollar basis, and reduce all of the guaranteed values by the percentage of Contract Value withdrawn. Partial Excess Withdrawals also reduce the annual maximum Lifetime Plus Payment or annual maximum Income Focus Payment on the next Benefit Anniversary.
Continuing from the annual maximum payment example, assume you take a $5,000 partial Excess Withdrawal later in the first Benefit Year when the Contract Value is $92,000.
Excess Withdrawal	Contract Value	Traditional Death Benefit guaranteed value	Benefit Base	Next anniverary’s annual maximum Lifetime Plus Payment	Income Value	Next anniverary’s annual maximum Income Focus Payment
Prior to withdrawal	$ 92,000	$ 81,269	$ 120,000	$ 4,800	$ 85,500	$ 5,344
$5,000 withdrawal		– [(5,000/ 92,000)	– [(5,000/ 92,000)	– [(5,000/ 92,000)	– [(5,000/ 92,000)	– [(5,000/ 92,000)
		x 81,269)]	x 120,000)]	x 4,800)]	x 85,500	x 5,344)]
	– 5,000	= – 4,417	= – 6,522	= – 261	= – 4,647	= – 290
After withdrawal	$ 87,000	$ 76,852	$ 113,478	$ 4,539	$ 80,853	$ 5,054

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023
Appendix C

Appendix D – Income Focus
Income Focus was available from April 29, 2013 through April 24, 2015. Income Focus has a rider charge that we deduct from your Contract Value during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. For information on the rider charge, please see section 3, Fee Tables and section 11, Expenses – Optional Living Benefit Rider Charges. Income Focus is also subject to investment restrictions and quarterly rebalancing as discussed in Appendix B.
We designed Income Focus Payments to last for the lifetime of the Covered Person(s). If you do not begin Income Focus Payments before all Covered Persons die or are removed from the Contract, Income Focus ends and you will not receive any payments. Income Focus Payments are available once the younger Covered Person reaches age 60 and before the older Covered Person reaches age 91. You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Income Focus Payment can increase, but it cannot decrease unless you take an Excess Withdrawal.
Removing Income Focus
You can remove Income Focus from your Contract while the Contract Value is positive by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary.
If we increase this benefit’s rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.
If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than before the end of the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.
You must transfer your Contract Value out of Income Focus’ Investment Options and remove these Investment Options from your future Purchase Payment allocation instructions for your removal request to be in Good Order.
On the rider termination date Income Focus Payments (if applicable) stop, we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.
Income Focus Payment Overview
Your annual maximum Income Focus Payment is equal to the sum of all Income Values multiplied by their associated Income Value Percentages. Each Income Value is equal to one or more of your Purchase Payments received in a Rider Year, adjusted for any partial withdrawals as discussed under “Income Values.” Each Income Value has an associated Income Value Percentage. Each Income Value Percentage is initially based on the Covered Person’s age at the time you selected Income Focus as set out in the following table.
Initial Income Value Percentage Table
Age of the Covered Person on the Rider Effective Date for single Income Focus Payments	Initial Income Value Percentage	Age of the younger Covered Person on the Rider Effective Date for joint Income Focus Payments	Initial Income Value Percentage
45 – 64	3.25%	45 – 64	2.75%
65 – 79	3.75%	65 – 79	3.25%
80+	4.75%	80+	4.25%
Income Value Percentages can increase by 1% annually based on positive Contract Value performance from one Rider Anniversary or Benefit Anniversary to the next as discussed under “Income Value Percentages and Performance Increases.” A Benefit Anniversary is a twelve-month anniversary of the Benefit Date that Income Focus Payments begin. You can receive the 1% Performance Increases both before and after you begin receiving Income Focus Payments. Before

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023
Appendix D

payments begin, the first Income Value is eligible for a Performance Increase on the first Rider Anniversary and any subsequent Income Values are eligible for Performance Increases on the second Rider Anniversary after they are established.
The annual maximum Income Focus Payment is the amount you are entitled to receive each year, but you can choose to take an actual payment that is less than your annual maximum Income Focus Payment. If you take less than 100% of your annual maximum Income Focus Payment in a Benefit Year, you are not eligible to receive a Performance Increase in the next Benefit Year. For more information, see “Income Value Percentages and Performance Increases.”
Example
Assume you purchased a Contract with Income Focus at age 60 with a $100,000 initial Purchase Payment, and you are the sole Covered Person. Your first Income Value is this initial Purchase Payment and its associated Income Value Percentage based on the table is 3.75%. At this time your annual maximum Income Focus Payment would be $3,750 (3.75% x $100,000).
On the first Rider Anniversary (which is also the first Contract Anniversary) if your Contract Value after deduction of all fees and expenses is greater than your initial Purchase Payment, we apply a 1% Performance Increase to your first Income Value Percentage, so it is now 4.75%. At this time your annual maximum Income Focus Payment would be $4,750 (4.75% x $100,000).
If you make a series of additional Purchase Payments in the second Rider Year totaling $5,000, we establish a second Income Value equal to these payments, and a second Income Value Percentage which is initially equal to 3.75%. This second Income Value is not eligible for a Performance Increase until the third Rider Anniversary. At this time your annual maximum Income Focus Payment would be $4,937.50 [(4.75% x $100,000) + (3.75% x $5,000)].
Total Income Value
The Total Income Value determines your rider charge and is equal to the sum of all Income Values.
Income Values
Income Values help determine both your rider charge and your annual maximum Income Focus Payment. The greater the total Income Values, the greater the annual maximum Income Focus Payment.
For each period, we establish a new Income Value on the Business Day we first receive a Purchase Payment. We establish Income Values during the first Rider Year as follows.
•
If the Rider Effective Date is the Issue Date, the first Income Value is equal to all Purchase Payments received before the first Quarterly Anniversary. If you make any additional Purchase Payments on or after the first Quarterly Anniversary and before the first Rider Anniversary we add them together and establish a new Income Value.
•
If the Rider Effective Date occurs after the Issue Date, the first Income Value is initially equal to the Contract Value at the end of the prior Business Day. If you make any additional Purchase Payments during the first Rider Year we add them together and establish a new Income Value.
If you make additional Purchase Payments in subsequent Rider Years, we establish a new Income Value each Rider Year. We establish each Income Value on the Business Day we receive the first Purchase Payment in a Rider Year; we add any additional Purchase Payments we receive during the same Rider Year to the existing Income Value.
Each Business Day before the Benefit Date, if you take a withdrawal, we reduce each Income Value by the percentage of Contract Value withdrawn. Each Business Day on or after the Benefit Date, if you take an Excess Withdrawal we reduce each Income Value by the percentage of Contract Value withdrawn. Withdrawals include any withdrawal charges, but do not include Income Focus Payments or amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
FOR BONUS OPTION CONTRACTS: Bonus amounts are not included in the parts of Income Values or Total Income Value based on Purchase Payments.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023
Appendix D

Income Value Percentages and Performance Increases
Income Value Percentages help determine your annual maximum Income Focus Payment. The higher the Income Value Percentage, the greater the annual maximum Income Focus Payment.
Each Income Value has an associated Income Value Percentage. We determine your initial Income Value Percentage for each Income Value by using the Initial Income Value Percentage Table as discussed in “Income Focus Payment Overview.”
On each Rider Anniversary before the Benefit Date, and on each Benefit Anniversary after the Benefit Date if you took the entire annual maximum Income Focus Payment during the prior year, you receive a Performance Increase of 1% to each Income Value Percentage associated with an eligible Income Value if the Contract Value increases as discussed next in this appendix. Before the Benefit Date, each Income Value is eligible for a Performance Increase on the second Rider Anniversary that occurs after we establish it. On the first Rider Anniversary, only the first Income Value is eligible for a Performance Increase. Performance Increases are not available once the older Covered Person reaches age 91.
Performance Increases On or Before the Benefit Date
On each Rider Anniversary you receive a 1% Performance Increase if the Contract Value is greater than the Contract Value on the prior Rider Anniversary (or Rider Effective Date if this is the first Rider Anniversary). If a Rider Anniversary does not occur on a Business Day, we use Contract Values from the next Business Day. For the Rider Effective Date and each Rider Anniversary we exclude from that day’s Contract Value any Daily Transactions. Before we make this comparison, if we received any Purchase Payments during the last Rider Year we subtract these payments from the current Contract Value.
However, if you selected Income Focus at issue and this is the first Rider Anniversary, you receive a Performance Increase if the Contract Value excluding any Daily Transactions and any Purchase Payments received on or after the first Quarterly Anniversary is greater than the total Purchase Payments received before the first Quarterly Anniversary.
Performance Increases After the Benefit Date
On each Benefit Anniversary you receive a Performance Increase if the Contract Value is greater than the Contract Value on the prior Benefit Anniversary (or Benefit Date if this is the first Benefit Anniversary). If either of these dates does not occur on a Business Day, we use Contract Values from the next Business Day. For the Benefit Date and each Benefit Anniversary we exclude from that day’s Contract Value any Daily Transactions.

• Performance Increases are not available once the older Covered Person reaches age 91.
• After the Benefit Date Performance Increases are only available while your Contract Value is positive and if you took your annual maximum Income Focus Payment during the last Benefit Year.
• If we increased the Contract Value to equal the death benefit due to a spousal continuation of the Contract during the last Rider Year or Benefit Year, we also subtract the amount of this increase from the Contract Value on the next
Rider Anniversary or Benefit Anniversary when determining Performance Increases.

Requesting Income Focus Payments
You request Income Focus Payments by completing a payment election form. Income Focus Payments begin on the Benefit Date. The Benefit Date can be either the 1st or 15th of a calendar month, or any other day that you request and we agree to. However, we do not allow the Benefit Date to be later than the 28th of a calendar month. At least one Covered Person must be alive on the Benefit Date in order for Income Focus Payments to begin. You cannot submit this form until the younger Covered Person reaches age 60, or once the older Covered Person reaches age 91.
We will begin making payments to you automatically without your request if your Contract Value reduces to zero for any reason other than a withdrawal or annuitization while this benefit is in effect and before the Benefit Date. In this instance we calculate your annual maximum Income Focus Payment and begin making annual payments to you on the next available Benefit Date.
If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Income Focus Payments begin, you will have paid for the benefit without receiving any of its advantages. In addition, before Income Focus Payments begin you are paying for a benefit that you are not currently using.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023
Appendix D

Once Income Focus Payments begin:
•
You cannot make additional Purchase Payments, therefore the total Purchase Payments adjusted for withdrawals under the Traditional Death Benefit (if applicable) no longer increases.
•
Any active AIP and/or systematic withdrawal program ends.
•
The free withdrawal privilege is not available.
•
You can only remove Income Focus while the Contract Value is positive. If you remove this benefit, the restrictions listed above do not apply on or after the rider termination date.
•
The rider charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.
•
If you have the Maximum Anniversary Death Benefit, its additional M&E charge continues as indicated in section 11, Expenses – Mortality and Expense Risk (M&E) Charge.
•
If you annuitize the Contract, Income Focus Payments stop and Income Focus ends.
•
The Contract Value continues to fluctuate as a result of Investment Option performance. It decreases on a dollar for dollar basis with each Income Focus Payment, Excess Withdrawal, and any Contract charges we deduct.
•
Income Focus Payments do not reduce your Income Values, but Excess Withdrawals reduce the annual maximum Income Focus Payment and each Income Value by the percentage of Contract Value withdrawn (including any withdrawal charge). If you take an Excess Withdrawal of your total Contract Value, Income Focus Payments stop and Income Focus ends.
•
Each Income Focus Payment and any Excess Withdrawal reduces the total Purchase Payments adjusted for withdrawals under the Traditional Death Benefit (or the Maximum Anniversary Value under the Maximum Anniversary Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).
•
Any part of your annual maximum Income Focus Payment that you do not withdraw in a given Benefit Year remains in your Contract for the remainder of that year, but is not added to the annual maximum payment available next year.
•
You may receive a Performance Increase to Income Value Percentages on every Benefit Anniversary before the older Covered Person reaches age 91. Performance Increases increase your annual maximum Income Focus Payment.
Calculating Your Income Focus Payments
The annual maximum Income Focus Payment is the amount you are entitled to receive each Benefit Year. On the Benefit Date and each subsequent Benefit Anniversary, your annual maximum Income Focus Payment is equal to the sum of all Income Values multiplied by their associated Income Value Percentages. On the Benefit Date, if your initial annual maximum Income Focus Payment is less than $100, the benefit ends and you will have paid for the benefit without receiving any of its advantages. For example, assuming a single Income Value and an Income Value Percentage of 6.25%, if you take withdrawals that reduce the Income Value to less than $1,600, this would result in an initial Income Focus Payment of less than $100.
You can receive Income Focus Payments monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.
You can change your payment frequency once each Benefit Year while your Contract Value is positive. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change. We do not accept payment frequency changes that would cause us to make payments of $0.01 to $99.99.
The annual maximum Income Focus Payment is the amount you are entitled to, but you can choose to take less. The annual actual Income Focus Payment is the total amount you choose to receive each year. Any part of your annual maximum payment that you do not withdraw in a given Benefit Year is not added to the annual maximum payment available next year. Each Income Focus Payment you receive is equal to the annual actual Income Focus Payment divided by the number of payments you chose to receive during the Benefit Year. Each actual Income Focus Payment must either be zero, or $100 or more. For example, you cannot request an annual payment of $50.
If you would like to take less than the maximum available payment, you can change your payment amount once each Benefit Year while your Contract Value is positive by providing notice to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023
Appendix D

Once Income Focus Payments have begun, if your Contract Value reduces to zero for any reason other than an Excess Withdrawal or annuitization, you will continue to receive your maximum Income Focus Payment at the previous selected payment frequency until the earlier of the death of the Owner or last surviving Covered Person.
We deduct each Income Focus Payment, Excess Withdrawal, and any additional payment resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while this benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 9, Investment Options – Transfers Between Investment Options, and the “Investment Option Allocation and Transfer Restrictions” discussion later in this appendix.
Excess Withdrawals
Your annual maximum Income Focus Payment only decreases if you take an Excess Withdrawal. An Excess Withdrawal is a withdrawal you take while you are receiving Income Focus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum payment. If your actual Income Focus Payment is less than your annual maximum payment, you can withdraw the difference and we consider that withdrawal to be an additional actual Income Focus Payment, and not an Excess Withdrawal. Excess Withdrawals include any applicable withdrawal charge, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
For example, assume your annual maximum Income Focus Payment is $2,000 and you take an annual actual Income Focus Payment of $1,000. Within a Benefit Year, you can take an additional withdrawal of up to $1,000 and we consider that to be an additional actual Income Focus Payment. If you withdraw $1,200, we consider the first $1,000 to be an additional actual Income Focus Payment and the next $200 to be an Excess Withdrawal.
Any partial Excess Withdrawal must comply with the restrictions in section 12, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value (less any rider charge). Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value (less any rider charge). If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.
Excess Withdrawals reduce each Income Value on the Business Day we process the withdrawal, but they do not reduce your annual maximum Income Focus Payment until the next Benefit Anniversary after the withdrawal. If partial Excess Withdrawals reduce your annual maximum Income Focus Payment to less than $100, we send you the total remaining Contract Value (less any rider charge) and your Contract ends.
• For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Income Focus Payments for the calendar year, we determine whether this calendar year’s total RMD has been satisfied by these payments and any Excess Withdrawals. If the RMD amount for this Contract has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge.

• For required annuitization, if on the Annuity Date you are receiving Income Focus Payments, we guarantee to pay you the greater of your maximum Income Focus Payment or Annuity Payments based on the Contract Value under
Annuity Option 1 or Annuity Option 3. If you select any other Annuity Option, this guarantee does not apply. For more information, see section 13, The Annuity Phase.

Taxation of Income Focus Payments
We treat Income Focus Payments as withdrawals for tax purposes while your Contract Value is positive, and once your Contract Value is reduced to zero we intend to treat Income Focus Payments as Annuity Payments for tax purposes. For more information, see section 18, Taxes – Taxation of Income Focus Payments.
When Income Focus Ends
Income Focus ends on the earliest of the following.
•
The Business Day we process your request to remove this benefit from your Contract (the rider termination date).
•
The older Covered Person’s 91st birthday if it occurs before the Benefit Date.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023
Appendix D

•
The Business Day before the Annuity Date.
•
The Business Day we process your request for a full withdrawal, other than a full withdrawal caused by an Income Focus Payment.
•
The Benefit Date or a Benefit Anniversary if the annual maximum Income Focus Payment is less than $100.
•
Upon the death of an Owner (or Annuitant if the Owner is a non-individual), the end of the Business Day we first receive a Valid Claim from any one Beneficiary. However, if a federally recognized spouse is a Covered Person and continues this Contract, Income Focus also continues.
•
The date of death of the last surviving Covered Person.
•
The Business Day the Contract ends.
• An assignment or change of ownership does not change the Covered Person(s). After an assignment or change of ownership, if a Covered Person who was previously an Owner or Annuitant no longer has that position, Income
Focus ends on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non individual), or last surviving Covered Person. Upon the death of an individual Owner (or Annuitant if the Owner is a non individual), if the deceased’s spouse is a sole Beneficiary and continues the Contract, Income Focus ends on the earlier of the date of death of the surviving spouse or last surviving Covered Person. If a surviving spouse instead elects to receive payment of the death benefit, Income Focus ends on the Business Day we receive his or her Valid
Claim. This means that Income Focus Payments may end even if a Covered Person is still alive.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023
Appendix D

Appendix E – Investment Protector
Investment Protector was available from April 29, 2013 through October 16, 2016. Investment Protector has a rider charge that we deduct from your Contract Value during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. For information on the rider charge, please see section 3, Fee Tables and section 11, Expenses – Optional Living Benefit Rider Charges.
Investment Protector provides, during the Accumulation Phase, a level of protection for your principal and a percentage (Guarantee Percentage) of any annual investment gains through the Target Value. The Target Value is a future guarantee to your Contract Value. The Target Value is first available on the initial Target Value Date which you select. The initial Target Value Date cannot occur before the Earliest Anniversary, and it must occur before age 91. Subsequent Target Value Dates will occur on every Future Anniversary. The Target Value is only guaranteed to be available to you on each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal.
We established your Contract’s Guarantee Percentage, Earliest Anniversary and Future Anniversary on the Rider Effective Date and we cannot change them. The Guarantee Percentage, Earliest Anniversary and Future Anniversary that are used to calculate your Target Value and determine your Target Value Dates are as follows.
Investment Protector (Version Identifier)	Available Dates	Earliest Anniversary used to determine the initial Target Value Date	Future Anniversary used to determine subsequent Target Value Dates	Guarantee Percentage used to calculate the Target Value
(07.13 through 10.16)	7/22/2013 – 10/16/2016	Tenth Rider Anniversary	Fifth Rider Anniversary	80%
(07.12)	4/29/2013 – 7/19/2013	Tenth Rider Anniversary	Fifth Rider Anniversary	100%
Removing Investment Protector
You can remove Investment Protector from your Contract while the Contract Value is positive by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary.
If we increase this benefit’s rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.
If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than before the end of the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.
On the rider termination date we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.
Target Value Dates
Investment Protector guarantees that on each Target Value Date until the benefit ends, your Contract Value cannot be less than the Target Value (described next in this appendix). You selected the initial Target Value Date when you selected this benefit. The earliest available initial Target Value Date is the Earliest Anniversary, and the latest date is the Rider Anniversary before the older Owner reaches age 91 (or the Annuitant reaches age 91 if the Owner is a non-individual). Subsequent Target Value Dates occur on every Future Anniversary after the initial Target Value Date while this benefit is in effect.
For example, assume you purchased a Contract as the sole Owner on September 1, 2013 and you were age 70. You selected Investment Protector on the first Quarterly Anniversary, December 1, 2013 when you were still age 70, the

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023
Appendix E

Earliest Anniversary is the tenth Rider Anniversary and the Future Anniversary is the fifth Rider Anniversary. The earliest available initial Target Value Date is December 1, 2023 and the latest date is December 1, 2033. If you selected the earliest available initial date (December 1, 2023), subsequent Target Value Dates would occur on December 1st in 2028, 2033, 2038, etc.
On each Target Value Date (or on the next Business Day if the Target Value Date is not a Business Day) if your Contract Value excluding any Daily Transactions is less than the Target Value, we increase your Contract Value to equal the Target Value and your Target Value becomes the Contract Value. For example, if on the initial Target Value Date your Contract Value (excluding any Daily Transactions) is $109,000 and your Target Value is $110,000 we will increase the Contract Value to $110,000. The Target Value Dates are the only days that we guarantee your Contract Value equals or exceeds the Target Value. After the Target Value Date, the Contract Value will fluctuate until the next Target Value Date. We notify you in writing at least 30 days in advance of each Target Value Date outlining the options available to you. On each Target Value Date you can continue your Contract or withdraw some or all of your Contract Value. You are not required to take a withdrawal at this time. Any withdrawal you do take is subject to a withdrawal charge and income taxes, including a 10% additional federal tax if taken before age 59 1∕2.
We allocate any Contract Value increase to your selected Investment Options based on the percentage of Contract Value in each Investment Option after we do quarterly Contract Value rebalancing. The rebalancing occurs on each Quarterly Anniversary, or the next Business Day if the Quarterly Anniversary is not a Business Day. For tax purposes, we treat any Contract Value increase as earnings under the Contract. However, if the Contract Value on each Target Value Date is less than net Purchase Payments (total Purchase Payments less any payments withdrawn) then we treat some or all of the increase as a Purchase Payment when applying the withdrawal charge if you withdraw the total Contract Value.
Initial Target Value Date Resets
You can reset the initial Target Value Date before the older Owner reaches age 81 (or the Annuitant reaches age 81 if the Owner is a non-individual). Resets are only available if the Contract Value excluding any Daily Transactions is at least equal to the Target Value using the values determined on the Rider Anniversary that we process your reset request. The earliest new initial Target Value Date is the Earliest Anniversary after we process your request, and the latest available date is the Rider Anniversary before the older Owner reaches age 91 (or the Annuitant reaches age 91 if the Owner is a non-individual). You request a reset by completing the appropriate form. We process your request as of the immediately preceding Rider Anniversary (or on the next Business Day if the Rider Anniversary is not a Business Day) once we receive your request in Good Order at our Service Center. For the request to be in Good Order, we must receive this form within 30 days after a Rider Anniversary. If we receive your request outside this time period, we reject your request. The reset date is the Rider Anniversary that we process your request.
Initial Target Value Date resets may change the maximum amount you can allocate to your selected Investment Options, but a reset does not automatically change your allocations. To change your allocations on a reset, you must also change your future Purchase Payment allocation instructions. You can change your future Purchase Payment allocation instructions at any time without penalty or fee. The changes to these allocation instructions must comply with the current maximum allowable allocations.
Target Value
The Target Value determines both your rider charge and if you receive a Contract Value increase on each Target Value Date. We only calculate the Target Value while the benefit is in effect.
On each Business Day, the Target Value is equal to the greater of the result of the Rider Anniversary Value multiplied by the Guarantee Percentage or one of the following.
•
If you selected the benefit at issue, total Purchase Payments reduced by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process each withdrawal.
•
If you selected the benefit after issue, the Contract Value on the Rider Effective Date, excluding any Daily Transactions plus all Purchase Payments received on or after the Rider Effective Date, and reduced by the percentage of Contract Value withdrawn determined at the end of the Business Day we process each withdrawal taken on or after the Rider Effective Date.
•
If you reset the initial Target Value Date, the Contract Value on the reset date, excluding any Daily Transactions plus all Purchase Payments received on or after the reset date, and reduced by the percentage of Contract Value withdrawn determined at the end of the Business Day we process each withdrawal taken on or after the reset date.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023
Appendix E

Withdrawals include any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
If the Rider Effective Date was the Issue Date, the Rider Anniversary Value was initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date was after the Issue Date, the Rider Anniversary Value was initially equal to the Contract Value on the Rider Effective Date, excluding any Daily Transactions.
At the end of each Business Day, we adjust the Rider Anniversary Value as follows.
•
We increase it by the amount of any additional Purchase Payments.
•
We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On each Rider Anniversary (or on the next Business Day if the Rider Anniversary is not on a Business Day) the Rider Anniversary Value is equal to the greater of its current value, or the Contract Value excluding any Daily Transactions.
For Bonus Option Contracts, the bonus is not included in the parts of the Target Value based on Purchase Payments.
Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing
Under Investment Protector, we restrict your Investment Option selection as discussed in this appendix and in Appendix B.
Investment Protector – Versions 07.12, 07.13, 04.15, 04.16, 05.16, 06.16, 07.16, 08.16, 09.16, 10.16
If you have a version of Investment Protector listed immediately above, you may allocate your Contract Value to the Investment Options in Table 1 below, subject to the limitations set forth in Table 2 thereafter.
TABLE 1: Available Investment Option Groups
Equity Group
AZL Balanced Index Strategy Fund
AZL DFA Multi-Strategy Fund
AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL International Index Fund
AZL Mid Cap Index Fund
AZL Moderate Index Strategy Fund
AZL MSCI Global Equity Index Fund
AZL MVP Balanced Index Strategy Fund

AZL MVP Growth Index Strategy Fund
AZL Russell 1000 Growth Index Fund
AZL Russell 1000 Value Index Fund
AZL S&P 500 Index Fund
AZL T. Rowe Price Capital Appreciation Fund
PIMCO Balanced Allocation Portfolio
PIMCO StocksPLUS® Global Portfolio

Fixed Income Group
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management® Total Bond Fund
AZL Government Money Market Fund
Franklin U.S. Government Securities VIP Fund*
LVIP JPMorgan Core Bond Fund
MFS Total Return Bond Portfolio

PIMCO Global Core Bond (Hedged) Portfolio
PIMCO High Yield Portfolio*
PIMCO Long-Term U.S. Government Portfolio
PIMCO Real Return Portfolio*
PIMCO Total Return Portfolio
Templeton Global Bond VIP Fund*

*
Investment Options that are no longer available for selection. We will continue to move assets into and out of these Investment Options subject to Investment Protector’s automatic quarterly asset rebalancing unless you provide us with alternate instructions. However, you cannot request to transfer into these closed Investment Options, and if you change your future Purchase Payment allocation instructions, the closed Investment Options will no longer be available to you.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023
Appendix E

On the Rider Effective Date and subsequent Quarterly Anniversaries, Table 2 determines the maximum Contract Value you can allocate to Investment Options in the Equity Group based on the number of Rider Years* until the initial Target Value Date and the comparison of Contract Value (CV) to Target Value (TV). We then subtract the Table 2 value from 100% to determine the minimum Contract Value required in the Fixed Income Group. For example, on the Rider Effective Date if your initial Target Value Date is the 12th Rider Anniversary, you can allocate up to 70% of your Contract Value to Investment Options in the Equity Group and you must have at least 30% in the Fixed Income Group.
TABLE 2: Maximum Contract Value Allowed in the Equity Group
Number of Rider Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to ˂ 94% of TV	CV = 82% to ˂ 88% of TV	CV = 76% to ˂ 82% of TV	CV = 70% to ˂ 76% of TV	CV = 64% to ˂ 70% of TV	CV = 58% to ˂ 64% of TV	CV = 52% to ˂ 58% of TV	CV = 46% to ˂ 52% of TV	CV = 40% to ˂ 46% of TV	CV = 34% to ˂ 40% of TV	CV = 28% to ˂ 34% of TV	CV = 22% to ˂ 28% of TV	CV = 16% to ˂ 22% of TV	CV = 10% to ˂ 16% of TV	CV = 4% to ˂ 10% of TV	CV ˂ 4% of TV
33+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
32	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
31	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
30	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
29	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
28	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
24	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
23	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
22	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
21	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
20	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%
19	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%
18	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%
17	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%
16	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%
15	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%
14	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%
13	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%
12	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%
11	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%
10	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%
9	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%
8	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%
7	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
6	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
5	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
4	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
3	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
2	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
1	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
Initial Target Value Date and beyond	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
*
We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven Rider Years and four months away from your initial Target Value Date, in this table you are eight Rider Years from the initial Target Value Date.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023
Appendix E

If your future allocation instructions allocate 10% or less to the Investment Options in the Equity group, we rebalance according to your future allocation instructions. Otherwise, we determine your required Investment Option allocations on each Quarterly Anniversary (or the next Business Day if the Quarterly Anniversary is not a Business Day) as follows:
1.
We determine the new maximum allowed allocation for the Equity group. It is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table 2 (which appears earlier in this appendix).
2.
If your current future allocation instructions comply with this new maximum allowed allocation for the Equity group, there is no change to your future allocation instructions and we rebalance your Contract Value according to these instructions.
3.
If your current future allocation instructions are greater than the new maximum allowed allocation for the Equity group we decrease the required allocation for the Equity group to this new lower amount. We then subtract this new percentage from 100% to determine the new required minimum allocation for the Fixed Income group. Lastly we rebalance your Investment Options’ Contract Value using the formula: a x (b / c) where:
a	=	The new required group allocation on the current Quarterly Anniversary.
b	=	The required allocation for each Investment Option at the end of the prior Business Day.
c	=	The required group allocation at the end of the prior Business Day.
We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.

• In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in the Equity group by more than 15%.
• Unless the maximum allowed allocation for the Equity group changes, the minimum required allocation for the Fixed Income group does not change.
• We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.

• Unless you reset the initial Target Value Date, the maximum allowed in the Equity group never increases.
• The maximum allowed allocation to the Equity group reduces with negative Investment Option performance and as the time until the initial Target Value Date decreases. If you allocate less than the maximum allowed to the Equity group, you may be subject to fewer Investment Option reallocations resulting from negative Investment Option performance.

When Investment Protector Ends
Investment Protector ends upon the earliest of the following.
•
The Business Day we process your request to remove this benefit from your Contract (the rider termination date).
•
The date of death of any Owner (or Annuitant, if the Contract is owned by a non-individual), unless the surviving spouse elects to continue the Contract. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse elects to receive payout of the death benefit, then this benefit ends at the end of the Business Day we receive a Valid Claim.
•
The Business Day before the Annuity Date.
•
The Business Day we process your request for a full withdrawal.
•
The Business Day the Contract ends.

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023
Appendix E

Appendix F – Material Contract Variations by Issue Date
All material Issue Date variations in the Contract are disclosed in this Appendix. If you would like more information regarding Issue Date specific Contract provisions, you should contact your Financial Professional or contact our Service Center at the toll-free telephone number listed at the back of this prospectus.
Closed Investment Options
The following Investment Options were closed effective October 16, 2017, and are no longer available for selection. Assets in closed Investment Options will remain in those Investment Options until we receive alternate instructions from you, or in the event that we elect to effect a substitution into alternate Investment Options. Closed Investment Options are treated differently in Contracts that include one of the following optional living benefits: Investment Protector, or Income Protector versions available on or before October 13, 2017.
•
If your Contract does not include one of these optional living benefits, we no longer allow assets to move into a closed Investment Option either by Purchase Payment or transfer.
•
If your Contract includes one of these optional living benefits, closed Investment Options remain in your future Purchase Payment allocation instructions, continue to be subject to the automatic quarterly asset rebalancing transfers associated with your living benefit, and remain in an active AIP or DCA program unless you provide us with alternate instructions. However, you cannot request to transfer into these closed Investment Options and if you change your future Purchase Payment allocation instructions, the closed Investment Options will no longer be available to you.
CLOSED INVESTMENT OPTIONS
DAVIS Davis VA Financial Portfolio FRANKLIN TEMPLETON Franklin U.S. Government Securities VIP Fund	PIMCO PIMCO Emerging Markets Bond Portfolio PIMCO High Yield Portfolio PIMCO Real Return Portfolio Templeton Global Bond VIP Fund

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023
Appendix F

For Service or More Information
The Statement of Additional Information (SAI) contains additional information about the Contract, Allianz Life, and the Separate Account. The SAI is dated the same date as this prospectus, and the SAI is incorporated by reference into this prospectus. This prospectus and the SAI can be found online at allianzlife.com/new-york/prospectuses. You can also request this information at no cost by calling (800) 624-0197, or by sending an email request to contact.us@allianzlife.com.
The SEC maintains a website sec.gov. The prospectus, the Form N-4 SAI and other information about the Contract are available on the EDGAR database on the SEC’s website. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Our Service Center
If you need customer service (for Contract changes, information on Contract Values, requesting a withdrawal or transfer, changing your allocation instructions, etc.) please contact our Service Center at (800) 624-0197.
To send a check for an additional Purchase Payment or for general customer service, please mail to the appropriate address as follows:
To send a check for an additional Purchase Payment, or for general customer service, please mail to the appropriate address as follows:
REGULAR MAIL
Allianz Life Insurance Company of New York P.O. Box 59060 Minneapolis MN 55459-0060

OVERNIGHT, CERTIFIED, OR REGISTERED MAIL
Allianz Life Insurance Company of New York 5701 Golden Hills Drive Minneapolis MN 55416-1297

Checks sent to the wrong address for additional Purchase Payments are forwarded to the 5701 Golden Hills Drive address listed above, which may delay processing.
For general customer service by email, please use this address: contact.us@allianzlife.com. To send information by email, please use this address: variableannuity@send.allianzlife.com. To send information over the web, please upload to your account on our website at: allianzlife.com/new-york. If you have questions about whether you can submit certain information by email or over the web, please contact our Service Center.
EDGAR Contract ID No.: C000119019

Allianz VisionSM New York Variable Annuity Prospectus – May 1, 2023

PART B – SAI

STATEMENT OF ADDITIONAL INFORMATION
ALLIANZ VisionSM New York VARIABLE ANNUITY contract issued on or after April 29, 2013
INDIVIDUAL FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT
Issued by
Allianz Life of NY Variable Account C (the Separate Account) and
Allianz Life Insurance Company of New York (Allianz Life of New York, we, us, our)
This Statement of Additional Information (SAI) is incorporated by reference into the prospectus that has been filed as Part A of the Registration Statement. This SAI should be read in conjunction with the prospectus. Definitions of capitalized terms can be found in the glossary of the prospectus. The prospectus is incorporated in this SAI by reference.
The prospectus contains important information about the Contract and Allianz Life of New York that you ought to know before investing. For a copy of the Contract’s prospectus, visit allianzlife.com/new-york/prospectuses, send an email request to contact.us@allianzlife.com, or call or write us at:
Allianz Life Insurance Company of New York
P. O. Box 59060
Minneapolis MN 55459-0060
(800) 624-0197
Dated: May 1, 2023
VISNY(ALIP)SAI-0523

TABLE OF CONTENTS

Allianz Life of New York	3
Legal Opinions	3
Distributor	3
Administrative Service Fees	3
Annuity Payments	4
Annuity Payment Options	4
Appendix A – Death of the Owner and/or Annuitant	5

Allianz VisionSM New York Statement of Additional Information – May 1, 2023
 2

Allianz Life of New York
Allianz Life of New York is a stock life insurance company organized under the laws of the state of New York. Before January 1, 2003, Allianz Life of New York was known as Preferred Life Insurance Company of New York. We are a subsidiary of Allianz Life Insurance Company of North America (Allianz Life), which is also a stock life Insurance company. Allianz Life of New York is a subsidiary of Allianz of America, Inc. (AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We currently offer registered index-linked annuities.
Allianz Life of New York does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life of New York in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

Legal Opinions
Erik T. Nelson, Associate General Counsel, Senior Counsel of Allianz Life of New York, has provided legal advice on certain matters in connection with the issuance of the Contracts.

Distributor
Allianz Life Financial Services, LLC (ALFS), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor of the contracts.
ALFS sells annuity contracts issued by Allianz Life of New York primarily through “wholesaling,” in which ALFS sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, ALFS has agreements with approximately 595 retail broker/dealers to sell its contracts.
As described in the prospectus, ALFS may pay marketing support payments to certain third-party firms for marketing our contracts. Currently, ALFS makes marketing support payments to approximately 64 broker-dealer firms. These payments vary in amount. In 2022, the five firms receiving the largest payments, ranging from $960,314.28 to $12,002,640.70 are listed below.
Firm Name
LPL Financial
Wells Fargo Advisors LLC – Wealth (ISG)
Royal Alliance
Wells Fargo Advisors LLC (PCG)
Park Avenue Securities

Administrative Service Fees
Allianz Life contracts with Tata Consultancy Services (Tata) to perform certain administrative services as described in prospectus section 19, Other Information – Administration/Allianz Service Center. Allianz Life paid Tata the following amounts for these services during the last three calendar years:
Calendar Year	Total Paid to Tata
2020	$1,737,100
2021	$2,112,265
2022	$2,015,485

Allianz VisionSM New York Statement of Additional Information – May 1, 2023
 3

Annuity Payments
We base Annuity Payments on the Contract Value. We guarantee the dollar amount of Annuity Payments (equal installments) and this amount does not change except as provided under Annuity Option 3. The Contract Value you apply to Annuity Payments is placed in our general account and does not participate in the Investment Options’ performance. Annuity Payments are based on an interest rate and mortality table specified in your Contract. These rates are guaranteed and we cannot use lower rates.
Annuity Payments end upon the earliest of the following.
•
Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
•
Under Annuity Options 2 and 4, the death of the last surviving Annuitant and the end of the guaranteed period.
•
Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
•
When the Contract ends.
Annuity Payment Options
The Annuity Payment Options are briefly described in prospectus section 13 – The Annuity Phase, and we included additional information that you may find helpful here.
Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Annuity Date, the Payee may receive less than your investment in the Contract.
Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant. If the Annuitant dies before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected guaranteed period ends, the last payment is the one that is due before the Annuitant’s death.
Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% selected by the Owner when he or she chose this Annuity Payment option. Annuity Payments stop with the last payment that is due before the last surviving joint Annuitant’s death. If both Annuitants die shortly after the Annuity Date, the Payee may receive less than your investment in the Contract.
Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the last surviving joint Annuitant dies after the selected guaranteed period ends, the last payment is the one that is due before the Annuitant’s death.
Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. The amount of the refund equals the amount applied to this Annuity Option minus the total paid under this option.

Allianz VisionSM New York Statement of Additional Information – May 1, 2023
 4

Appendix A – Death of the Owner and/or Annuitant
The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.
Upon the Death of a Sole Owner

Action if the Contract is in the Accumulation Phase

•
We pay a death benefit to the Beneficiary unless the Beneficiary is the surviving spouse and continues the Contract. If you selected Investment Protector, this benefit ends unless the Contract is continued by a surviving spouse. If you selected Income Protector or Income Focus, this benefit and any lifetime payments end unless the Contract is continued by a surviving spouse who is also both a Beneficiary and Covered Person. For a description of the death benefit and payout options, see prospectus section 15, Death Benefit - Death Benefit Payment Options During the Accumulation Phase.
•
The death benefit is the greater of the Contract Value or the guaranteed death benefit value. The guaranteed death benefit value is the Traditional Death Benefit Value under the Traditional Death Benefit, or the Maximum Anniversary Value under the Maximum Anniversary Death Benefit.
•
If the deceased Owner was a Determining Life and the surviving spouse Beneficiary continues the Contract:
−
we increase the Contract Value to equal the guaranteed death benefit value if greater and available, and the death benefit ends,
−
the surviving spouse becomes the new Owner,
−
the Accumulation Phase continues, and
−
upon the surviving spouse’s death, his or her Beneficiary(s) receives the Contract Value.
•
If deceased Owner was not the Determining Life the Traditional Death Benefit or Maximum Anniversary Death Benefit are not available.
Action if the Contract is in the Annuity Phase

•
The Beneficiary becomes the Payee. If we are still required to make Annuity Payments under the selected Annuity Option, the Beneficiary also becomes the new Owner.
•
If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•
If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
−
Annuity Option 1 or 3, payments end.
−
Annuity Option 2 or 4, payments end when the guaranteed period ends.
−
Annuity Option 5, payments end and the Payee may receive a lump sum refund.
•
If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.
•
For a Qualified Contract, the Annuity Payments must end ten years after the Owner’s death.

Allianz VisionSM New York Statement of Additional Information – May 1, 2023
Appendix A
 5

UPON THE DEATH OF A JOINT OWNER

Action if the Contract is in the Accumulation Phase

•
The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries.
•
We pay a death benefit to the surviving Joint Owner unless he or she is the surviving spouse and continues the Contract. If you selected Investment Protector, this benefit ends unless the Contract is continued by the surviving Joint Owner who is also a surviving spouse. If you selected Income Protector or Income Focus, this benefit and any lifetime payments end unless the Contract is continued by the surviving Joint Owner who is also both the surviving spouse and a Covered Person. This means lifetime payments may end even if a Covered Person is still alive. For a description of the death benefit and payout options, see prospectus section 15, Death Benefit - Death Benefit Payment Options During the Accumulation Phase.
•
The death benefit is the greater of the Contract Value or the guaranteed death benefit value. The guaranteed death benefit value is the Traditional Death Benefit Value under the Traditional Death Benefit, or the Maximum Anniversary Value under the Maximum Anniversary Death Benefit.
•
If the deceased Joint Owner was not a Determining Life the Traditional Death Benefit or Maximum Anniversary Death Benefit end and the Beneficiary(s) receive the Contract Value.
•
If the deceased Joint Owner was a Determining Life and the surviving Joint Owner who is also a surviving spouse Beneficiary continues the Contract:
−
we increase the Contract Value to equal the guaranteed death benefit value if greater and available, and the death benefit ends,
−
the surviving Joint Owner/spouse becomes the new Owner,
−
the Accumulation Phase continues, and
−
upon the surviving Joint Owner/spouse’s death, his or her Beneficiary(s) receives the Contract Value.
•
If the deceased Joint Owner was not the Determining Life the Traditional Death Benefit or Maximum Anniversary Death Benefit are not available.
Action if the Contract is in the Annuity Phase

•
If we are still required to make Annuity Payments under the selected Annuity Option, the surviving Joint Owner becomes the sole Owner.
•
If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•
If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
−
Annuity Option 1 or 3, payments end.
−
Annuity Option 2 or 4, payments end when the guaranteed period ends.
−
Annuity Option 5, payments end and the Payee may receive a lump sum refund.
•
If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

Allianz VisionSM New York Statement of Additional Information – May 1, 2023
Appendix A
 6

UPON THE DEATH OF AN ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT
Action if the Contract is in the Accumulation Phase	Action if the Contract is in the Annuity Phase
• If the deceased Annuitant was not an Owner, and the
Contract is owned only by an individual(s), we do not pay a
death benefit. The Owner can name a new Annuitant subject
to our approval.
• If the deceased Annuitant was a sole Owner, we pay a death benefit as discussed in the “Upon the Death of a Sole Owner”
table. If the Contract is continued by a surviving spouse, the new surviving spouse Owner can name a new Annuitant
subject to our approval.
• If the deceased Annuitant was a Joint Owner, we pay a death benefit as discussed in the “Upon the Death of a Joint Owner”
table. If the Contract is continued by a surviving Joint Owner who is also a surviving spouse, the surviving spouse Joint
Owner can name a new Annuitant subject to our approval.
• If the Contract is owned by a non-individual, we treat the death of the Annuitant as the death of a sole Owner, and we
pay a death benefit as discussed in the “Upon the Death of a
Sole Owner” table. NOTE: For non-individually owned
Contracts, spousal continuation is only available if the
Contract is Qualified, owned by a qualified plan or a
custodian, and the surviving spouse is named as the
sole primary beneficiary under the qualified plan or
custodial account.

• No death benefit is payable.
• If the deceased was the only surviving Annuitant, Annuity
Payments end or continue as follows.
– Annuity Option 1 or 3, payments end.
– Annuity Option 2 or 4, payments end when the
guaranteed period ends.
– Annuity Option 5, payments end and the Payee may
receive a lump sum refund.
• If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner,
the Beneficiary becomes the new sole Owner.
• If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint
Owner, the surviving Joint Owner becomes the sole Owner.

UPON THE DEATH OF THE ANNUITANT DURING THE ANNUITY PHASE AND THERE IS A SURVIVING JOINT ANNUITANT
• Only Annuity Options 3 and 4 allow joint Annuitants. Under
Annuity Options 3 and 4, Annuity Payments to the Payee
continue during the lifetime of the surviving joint Annuitant and, for Annuity Option 4, during any remaining guaranteed
period of time.

• No death benefit is payable.
• If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner,
the Beneficiary becomes the new Owner.
– If we are still required to make Annuity Payments under
the selected Annuity Option and the deceased was a
Joint Owner, the surviving Joint Owner becomes the sole
Owner.

Allianz VisionSM New York Statement of Additional Information – May 1, 2023
Appendix A
 7

PART C - OTHER INFORMATION

ITEM 27. EXHIBITS
(A)
RESOLUTION OF BOARD OF DIRECTORS OF THE COMPANY AUTHORIZING THE ESTABLISHMENT OF THE SEPARATE ACCOUNT, DATED FEBRUARY 26, 1988 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B1 FROM REGISTRANT’S N-4 FILING (FILE NOS. 333-19699 AND 811-05716) ELECTRONICALLY FILED ON JANUARY 13, 1997.

(B)	NOT APPLICABLE
(C)	1.
PRINCIPAL UNDERWRITER AGREEMENT BY AND BETWEEN PREFERRED LIFE INSURANCE COMPANY OF NEW YORK ON BEHALF OF PREFERRED LIFE VARIABLE ACCOUNT C AND NALAC FINANCIAL PLANS, INC. INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B3.A. FROM REGISTRANT’S PRE-EFFECTIVE AMENDMENT NO. 1 TO FORM N-4 (FILE NOS. 333-19699 AND 811-05716) ELECTRONICALLY FILED ON MAY 12, 1997. PREFERRED LIFE INSURANCE COMPANY OF NEW YORK IS THE PREDECESSOR TO ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK. PREFERRED LIFE VARIABLE ACCOUNT C IS THE PREDECESSOR TO ALLIANZ LIFE OF NY VARIABLE ACCOUNT C. NALAC FINANCIAL PLANS, INC., IS THE PREDECESSOR TO USALLIANZ INVESTOR SERVICES, LLC, WHICH IS THE PREDECESSOR TO ALLIANZ LIFE FINANCIAL SERVICES, LLC.

2.
BROKER-DEALER AGREEMENT (AMENDED AND RESTATED) BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK AND ALLIANZ LIFE FINANCIAL SERVICES, LLC, DATED JUNE 1, 2010 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B3.B. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 21 TO FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON OCTOBER 21, 2010.

3.
THE CURRENT SPECIMEN OF THE SELLING AGREEMENT BETWEEN ALLIANZ LIFE FINANCIAL SERVICES, LLC, THE PRINCIPAL UNDERWRITER FOR THE CONTRACTS, AND RETAIL BROKERS WHICH OFFER AND SELL THE CONTRACTS TO THE PUBLIC IS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B3.B. FROM THE INITIAL REGISTRATION STATEMENT TO ALLIANZ LIFE VARIABLE ACCOUNT B’S FORM N-4 (FILE NOS.333-134267 AND 811-05618) ELECTRONICALLY FILED ON MAY 19, 2006. THE UNDERWRITER HAS EXECUTED VERSIONS OF THE AGREEMENT WITH APPROXIMATELY 2,100 RETAIL BROKERS.

(D)	1.
INDIVIDUAL VARIABLE ANNUITY "BASE" CONTRACT-L40534-NY INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.A. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182990 AND 811-05716), ELECTRONICALLY FILED ON NOVEMBER 19, 2012.

2.
INDIVIDUAL VARIABLE ANNUITY "BONUS" CONTRACT-L40535-NY INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.B. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182990 AND 811-05716), ELECTRONICALLY FILED ON NOVEMBER 19, 2012.

3.
INCOME PROTECTOR RIDER-S40844-NY INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.C. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182990 AND 811-05716), ELECTRONICALLY FILED ON NOVEMBER 19, 2012.

4.
INCOME FOCUS RIDER –S40848-NY INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.D. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182990 AND 811-05716), ELECTRONICALLY FILED ON NOVEMBER 19, 2012.

5.
INVESTMENT PROTECTOR RIDER-S408052-NY INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.E. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182990 AND 811-05716), ELECTRONICALLY FILED ON NOVEMBER 19, 2012.

6.
MAXIMUM ANNIVERSARY DEATH BENEFIT RIDER-S40857-NY INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.F. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182990 AND 811-05716), ELECTRONICALLY FILED ON NOVEMBER 19, 2012.

7.
VISION CONTRACT SCHEDULES-S40832-NY, S40833-NY, S40834-NY, S40835-NY, S40845-NY, S40849-NY, S40854-NY, S40858-NY COMBINED INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.G. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182990 AND 811-05716), ELECTRONICALLY FILED ON NOVEMBER 19, 2012.

8.
INVESTMENT OPTION CONTRACT SCHEDULES- S40847-NY, S40851-NY, S40856-NY, S40860-NY COMBINED INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.H. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182990 AND 811-05716), ELECTRONICALLY FILED ON NOVEMBER 19, 2012.

9.
ASSET ALLOCATION RIDER-INVESTMENT PROTECTOR-S40853-NY INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.I. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182990 AND 811-05716), ELECTRONICALLY FILED ON NOVEMBER 19, 2012.

10.
INHERITED IRA/ROTH IRA ENDORSEMENT - S40714-NY INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.J. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 23 TO FORM N-4 (FILE NOS.333-19699 AND 811-05716) ELECTRONICALLY FILED ON APRIL 27, 2005.

11.
ROTH IRA ENDORSEMENT - P20041 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.K. FROM REGISTRANT’S PRE EFFECTIVE AMENDMENT NO. 1 TO FORM N-4 (FILE NOS. 333-124767 AND 811-05716) ELECTRONICALLY FILED ON NOVEMBER 20, 2006.

12.
IRA ENDORSEMENT - P30012-NY INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.I. FROM REGISTRANT’S PRE EFFECTIVE AMENDMENT NO. 1 TO FORM N-4 (FILE NOS. 333-124767 AND 811-05716) ELECTRONICALLY FILED ON NOVEMBER 20, 2006.

13.
UNISEX ENDORSEMENT(S20146) INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.L. FROM REGISTRANT’S PRE EFFECTIVE AMENDMENT NO. 1 TO FORM N-4 (FILE NOS. 333-124767 AND 811-05716) ELECTRONICALLY FILED ON NOVEMBER 20, 2006.

14.
403(B) ENDORSEMENT - P30014 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.J. FROM REGISTRANT’S PRE EFFECTIVE AMENDMENT NO. 1 TO FORM N-4 (FILE NOS. 333-124767 AND 811-05716) ELECTRONICALLY FILED ON NOVEMBER 20, 2006.

15.
WAIVER OF WITHDRAWAL CHARGE RIDER-S40749-NY, INCORPORATED BY REFERENCE AS EXHIBIT EX‑99.B4.E. FROM REGISTRANT'S INITIAL FILING ON FORM N-4 (FILE NOS. 333-213128 AND 811-05716), ELECTRONICALLY FILED ON AUGUST 15, 2016.

(E)	1.
APPLICATION FOR IND. VAR. ANNUITY CONTRACT-F60002-NY INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B5.A. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182990 AND 811-05716), ELECTRONICALLY FILED ON NOVEMBER 19, 2012.

(F)	1.
THE RESTATED ARTICLES OF INCORPORATION OF THE COMPANY (AS AMENDED AUGUST 1, 2006) INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B6.I. FROM ALLIANZ LIFE VARIABLE ACCOUNT B’S FORM N-4 PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-166408 AND 811-05618) ELECTRONICALLY FILED ON SEPTEMBER 24, 2010.

2.
THE RESTATED BYLAWS OF THE COMPANY (AS AMENDED AUGUST 1, 2006) INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B6.II. FROM ALLIANZ LIFE VARIABLE ACCOUNT B’S FORM N-4 PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-166408 AND 811-05618) ELECTRONICALLY FILED ON SEPTEMBER 24, 2010.

(G)	NOT APPLICABLE
(H)	1.
PARTICIPATION AGREEMENT BETWEEN BLACKROCK SERIES FUND, INC., BLACKROCK DISTRIBUTORS, INC., ALLIANZ LIFE INSURANCE CO. OF NEW YORK, AND ALLIANZ LIFE FINANCIAL SERVICES, LLC, DATED 5/1/2008 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.C. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 9 TO FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON APRIL 3, 2009.

2.
PARTICIPATION AGREEMENT BETWEEN DAVIS VARIABLE ACCOUNT FUND, INC., DAVIS DISTRIBUTORS, LLC AND PREFERRED LIFE INSURANCE COMPANY OF NEW YORK, DATED 11/1/1999 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.E. FROM REGISTRANT’S POST-EFFECTIVE AMENDMENT NO. 8 TO FORM N-4 (FILE NOS.333-19699 AND 811-05716) ELECTRONICALLY FILED ON APRIL 28, 2000.

	3.	-
AMENDMENT TO PARTICIPATION AGREEMENT BETWEEN DAVIS VARIABLE ACCOUNT FUND, INC., DAVIS DISTRIBUTORS, LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, DATED 5/1/2008 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.F. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 9 TO FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON APRIL 3, 2009.

	4.	-
AMENDMENT TO PARTICIPATION AGREEMENT PURSUANT TO THE REQUIREMENTS OF RULE 498 FOR SUMMARY PROSPECTUS BETWEEN DAVIS VARIABLE ACCOUNT FUND, INC., DAVIS DISTRIBUTORS, LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, DATED 9/1/2015 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.F. FROM REGISTRANT’S POST-EFFECTIVE AMENDMENT NO. 13 TO FORM N-4 (FILE NOS.333-182990 AND 811-05716) ELECTRONICALLY FILED ON NOVEMBER 9, 2015.

5.
PARTICIPATION AGREEMENT & AMENDMENT BETWEEN FIDELITY DISTRIBUTORS CORPORATION AND ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, DATED 09/29/10 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.Q. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 23 TO FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON DECEMBER 22, 2010.

	6.	-
AMENDMENT  TO PARTICIPATION AGREEMENT PURSUANT TO THE REQUIREMENTS OF RULE 498 FOR SUMMARY PROSPECTUS BETWEEN FIDELITY DISTRIBUTORS CORPORATION AND ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, DATED 9-1-2015 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.H. FROM REGISTRANT’S POST-EFFECTIVE AMENDMENT NO. 13 TO FORM N-4 (FILE NOS.333-182990 AND 811-05716) ELECTRONICALLY FILED ON NOVEMBER 9, 2015.

7.
PARTICIPATION AGREEMENT BETWEEN FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, FRANKLIN/TEMPLETON DISTRIBUTORS, INC., ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK AND USALLIANZ INVESTOR SERVICES, LLC (THE PREDECESSOR TO ALLIANZ LIFE FINANCIAL SERVICES, LLC.), AND DATED 10/1/2003 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.N. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 23 TO FORM N-4 (FILE NOS.333-19699 AND 811-05716) ELECTRONICALLY FILED ON APRIL 27, 2005.

	8.	-
AMENDMENT TO PARTICIPATION AGREEMENT BETWEEN FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, FRANKLIN/TEMPLETON DISTRIBUTORS, INC., ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK AND USALLIANZ INVESTOR SERVICES, LLC (THE PREDECESSOR TO ALLIANZ LIFE FINANCIAL SERVICES, LLC.), DATED 5/1/2008 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.J. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 9 TO FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON APRIL 3, 2009.

	9.	-
AMENDMENT  TO PARTICIPATION AGREEMENT BETWEEN FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, FRANKLIN/TEMPLETON DISTRIBUTORS, INC., ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK AND ALLIANZ LIFE FINANCIAL SERVICES, LLC., DATED JANUARY 16, 2014 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.L. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 10 TO FORM N-4 (FILE NOS. 333-182990 AND 811-05716) ELECTRONICALLY FILED ON APRIL 28, 2014.

	10.	-
AMENDMENT  TO PARTICIPATION AGREEMENT PURSUANT TO THE REQUIREMENTS OF RULE 498 FOR SUMMARY PROSPECTUS BETWEEN FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, FRANKLIN/TEMPLETON DISTRIBUTORS, INC., ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK AND ALLIANZ LIFE FINANCIAL SERVICES, LLC., DATED 9-1-2015 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.L. FROM REGISTRANT’S POST-EFFECTIVE AMENDMENT NO. 13 TO FORM N-4 (FILE NOS.333-182990 AND 811-05716) ELECTRONICALLY FILED ON NOVEMBER 9, 2015.

11.
PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, JPMORGAN INSURANCE TRUST, JPMORGAN INVESTMENT ADVISERS INC., JPMORGAN INVESTMENT MANAGEMENT INC., AND JPMORGAN FUNDS MANAGEMENT INC., DATED APRIL 24, 2009 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.T. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-180722 AND 811-05716) ELECTRONICALLY FILED ON JULY 27, 2012.

	12.	-
AMENDMENT TO PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, JPMORGAN INSURANCE TRUST, JPMORGAN INVESTMENT ADVISERS INC., JPMORGAN INVESTMENT MANAGEMENT INC., AND JPMORGAN FUNDS MANAGEMENT INC., DATED JULY 1, 2012 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.Y. FROM POST-EFFECTIVE AMENDMENT NO. 4 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-167334 AND 811-05716) ELECTRONICALLY FILED ON APRIL 24, 2013.

	13.	-
AMENDMENT  TO PARTICIPATION AGREEMENT PURSUANT TO THE REQUIREMENTS OF RULE 498 FOR SUMMARY PROSPECTUS BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, JPMORGAN INSURANCE TRUST, JPMORGAN INVESTMENT MANAGEMENT INC., AND JPMORGAN FUNDS MANAGEMENT INC., DATED 9-1-2015 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.O. FROM REGISTRANT’S POST-EFFECTIVE AMENDMENT NO. 13 TO FORM N-4 (FILE NOS.333-182990 AND 811-05716) ELECTRONICALLY FILED ON NOVEMBER 9, 2015.

14.
PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, MFS VARIABLE INSURANCE TRUST, MFS VARIABLE INSURANCE TRUST II AND MFS FUND DISTRIBUTORS, INC., DATED AUGUST 1, 2012 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.AE. FROM POST-EFFECTIVE AMENDMENT NO. 4 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-167334 AND 811-05716) ELECTRONICALLY FILED ON APRIL 24, 2013.

	15.	-
FUND/SERV AND NETWORKING SUPPLEMENT TO PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, MFS VARIABLE INSURANCE TRUST, MFS VARIABLE INSURANCE TRUST II AND MFS FUND DISTRIBUTORS, INC., DATED AUGUST 1, 2012 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.AF. FROM POST-EFFECTIVE AMENDMENT NO. 4 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-167334 AND 811-05716) ELECTRONICALLY FILED ON APRIL 24, 2013.

	16.	-
AMENDMENT  TO PARTICIPATION AGREEMENT PURSUANT TO THE REQUIREMENTS OF RULE 498 FOR SUMMARY PROSPECTUS BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, MFS VARIABLE INSURANCE TRUST, MFS VARIABLE INSURANCE TRUST II AND MFS FUND DISTRIBUTORS, INC., DATED DATED 9-1-2015 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.R. FROM REGISTRANT’S POST-EFFECTIVE AMENDMENT NO. 13 TO FORM N-4 (FILE NOS.333-182990 AND 811-05716) ELECTRONICALLY FILED ON NOVEMBER 9, 2015.

17.
PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, PREMIER MULTI-SERIES VIT AND ALLIANZ GLOBAL INVESTORS DISTRIBUTORS LLC, DATED MAY 1, 2014 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.S. FROM REGISTRANT’S POST-EFFECTIVE AMENDMENT NO. 13 TO FORM N-4 (FILE NOS.333-182990 AND 811-05716) ELECTRONICALLY FILED ON NOVEMBER 9, 2015.

18.
PARTICIPATION AGREEMENT BETWEEN PREFERRED LIFE INSURANCE COMPANY OF NEW YORK, PIMCO VARIABLE INSURANCE TRUST, AND PIMCO FUNDS DISTRIBUTORS LLC, DATED 12/1/1999 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.I. FROM REGISTRANT’S POST-EFFECTIVE AMENDMENT NO. 8 TO FORM N-4 (FILE NOS.333-19699 AND 811-05716) ELECTRONICALLY FILED ON APRIL 28, 2000.

	19.	-
AMENDMENTS TO PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK (FORMERLY PREFERRED LIFE INSURANCE COMPANY OF NEW YORK), PIMCO VARIABLE INSURANCE TRUST, AND ALLIANZ GLOBAL INVESTORS DISTRIBUTORS LLC (FORMERLY PIMCO FUNDS DISTRIBUTORS LLC), DATED 4/1/00, 5/1/02, 5/1/03, 4/30/04, 4/29/05 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.W. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 26 TO FORM N-4 (FILE NOS. 333-19699 AND 811-05716) ELECTRONICALLY FILED ON APRIL 23, 2007.

	20.	-
AMENDMENT DATED MAY 1, 2011 TO THE PARTICIPATION AGREEMENT DATED DECEMBER 1, 1999, BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, PIMCO VARIABLE INSURANCE TRUST, AND PIMCO INVESTMENTS LLC, INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.P. FROM POST-EFFECTIVE AMENDMENT NO. 2 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-171428 AND 811-05716), ELECTRONICALLY FILED ON OCTOBER 18, 2011.

	21.	-
AMENDMENT DATED APRIL 30, 2012 TO PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK (FORMERLY PREFERRED LIFE INSURANCE COMPANY OF NEW YORK), PIMCO VARIABLE INSURANCE TRUST AND PIMCO INVESTMENTS LLC (FORMERLY ALLIANZ GLOBAL INVESTORS DISTRIBUTIORS LLC) DATED DECEMBER 1, 1999 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.Q. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 8 TO FORM N-4 (FILE NOS. 333-171428 AND 811-05716) ELECTRONICALLY FILED ON APRIL 6, 2012.

	22.	-
AMENDMENT DATED SEPTEMBER 17, 2012 TO PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, PIMCO VARIABLE INSURANCE TRUST AND PIMCO INVESTMENTS LLC (FORMERLY ALLIANZ GLOBAL INVESTORS DISTRIBUTIORS LLC) DATED DECEMBER 1, 1999 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.W. FROM POST-EFFECTIVE AMENDMENT NO. 34 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON FEBRUARY 4, 2013.

	23.	-
AMENDMENT  TO PARTICIPATION AGREEMENT PURSUANT TO THE REQUIREMENTS OF RULE 498 FOR SUMMARY PROSPECTUS BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, PIMCO EQUITY SERIES VIT, PIMCO INVESTMENTS LLC (FORMERLY ALLIANZ GLOBAL INVESTORS DISTRIBUTORS LLC, DATED OCTOBER 15, 2015 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.Y. FROM REGISTRANT’S POST-EFFECTIVE AMENDMENT NO. 13 TO FORM N-4 (FILE NOS.333-182990 AND 811-05716) ELECTRONICALLY FILED ON NOVEMBER 9, 2015.

24.
INVESTOR SERVICES AGREEMENT BETWEEN PACIFIC INVESTMENT MANAGEMENT COMPANY (PIMCO) AND ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, DATED JUNE 23, 2010 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.Q. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 8 TO FORM N-4 (FILE NOS. 333-171428 AND 811-05716) ELECTRONICALLY FILED ON APRIL 6, 2012.

	25.	-
AMENDMENT DATED 4-30-2012 TO INVESTOR SERVICES AGREEMENT BETWEEN PACIFIC INVESTMENT MANAGEMENT COMPANY (PIMCO) AND ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, DATED JUNE 23, 2010 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.U. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 8 TO FORM N-4 (FILE NOS. 333-171428 AND 811-05716) ELECTRONICALLY FILED ON APRIL 6, 2012.

	26.	-
AMENDMENT  DATED SEPTEMBER 17, 2012 TO INVESTOR SERVICES AGREEMENT BETWEEN PACIFIC INVESTMENT MANAGEMENT COMPANY (PIMCO) AND ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, DATED JUNE 23, 2010 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.X. FROM POST-EFFECTIVE AMENDMENT NO. 34 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON FEBRUARY 4, 2013.

27.
REVISED SCHEDULE A DATED APRIL 15, 2015 TO THE AMENDMENT DATED MARCH 5, 2015 TO SHAREHOLDER SERVICES AGREEMENT BETWEEN ALLIANZ GLOBAL INVESTORS DISTRIBUTORS LLC AND ALLIANZ LIFE FINANCIAL SERVICES, LLC INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.AL. FROM REGISTRANT’S POST-EFFECTIVE AMENDMENT NO. 13 TO FORM N-4 (FILE NOS.333-182990 AND 811-05716) ELECTRONICALLY FILED ON NOVEMBER 9, 2015.

28.
MARKETING SUPPORT AGREEMENT BETWEEN ALLIANZ GLOBAL INVESTORS DISTRIBUTORS LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED APRIL 15, 2015 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.AM. FROM REGISTRANT’S POST-EFFECTIVE AMENDMENT NO. 13 TO FORM N-4 (FILE NOS.333-182990 AND 811-05716) ELECTRONICALLY FILED ON NOVEMBER 9, 2015.

(I)	1.
ADMINSTRATIVE SERVICES AGREEMENT BETWEEN BLACKROCK ADVISORS, LLC AND ALLIANZ LIFE, DATED 5/1/2008 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.D. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 9 TO FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON APRIL 3, 2009.

2.
ADMINISTRATIVE SERVICES AGREEMENT BETWEEN FRANKLIN TEMPLETON SERVICES LLC AND PREFERRED LIFE INSURANCE COMPANY OF NEW YORK, DATED 10/1/2003 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.AC. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 23 TO FORM N-4 (FILE NOS.333-19699 AND 811-05716) ELECTRONICALLY FILED ON APRIL 27, 2005.

	3.	-
AMENDMENT TO ADMINISTRATIVE SERVICES AGREEMENT BETWEEN FRANKLIN TEMPLETON SERVICES, LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, DATED 8/8/2008 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.H. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 9 TO FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON APRIL 3, 2009.

	4.	-
AMENDMENT TO ADMINISTRATIVE SERVICES AGREEMENT BETWEEN FRANKLIN TEMPLETON SERVICES, LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, DATED JULY 16, 2012 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.H. FROM REGISTRANT'S POST EFFECTIVE AMENDMENT NO. 3 TO FORM N-4 (FILE NOS. 333-167334 AND 811-05716) ELECTRONICALLY FILED ON AUGUST 21, 2012.

	5.*	-	AMENDMENT TO ADMINISTRATIVE SERVICES AGREEMENT BETWEEN FRANKLIN TEMPLETON SERVICES LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, DATED AUGUST 16, 2022, FILED HEREWITH.
6.
ADMINISTRATIVE SERVICES AGREEMENT BETWEEN PIMCO VARIABLE INSURANCE TRUST AND ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK DATED JUNE 17, 2010 AND AMENDMENT DATED APRIL 1, 2012 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.V. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 10 TO FORM N-4 (FILE NOS. 333-171428 AND 811-05716) ELECTRONICALLY FILED ON JUNE 7, 2012.

	7.	-
AMENDED AND RESTATED SERVICES AGREEMENT BETWEEN PACIFIC INVESTMENT MANAGEMENT COMPANY LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, DATED 01/01/2007 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.U. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 26 TO FORM N-4 (FILE NOS. 333-19699 AND 811-05716) ELECTRONICALLY FILED ON APRIL 23, 2007.

8.
MASTER PROFESSIONAL SERVICES AGREEMENT EFFECTIVE JANUARY 1, 2020 BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND TATA CONSULTANCY SERVICES LIMITED, INCORPORATED BY REFERENCE AS EXHIBIT 27(I)(1). FROM POST-EFFECTIVE AMENDMENT NO. 23 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-185866 AND 811-05618), ELECTRONICALLY FILED ON APRIL 15, 2022.

9.
BPO SERVICE DESCRIPTION AND STATEMENT OF WORK OF THE MASTER PROFESSIONAL SERIVES AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND TATA CONSULTANCY SERVICES LIMITED EFFECTIVE JANUARY 1, 2020, INCORPORATED BY REFERENCE AS EXHIBIT 27(I)(2). FROM POST-EFFECTIVE AMENDMENT NO. 23 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-185866 AND 811-05618), ELECTRONICALLY FILED ON APRIL 15, 2022.

10.
ATTACHMENT 2-F TO BPO SCHEDULE 2 OF THE BPO SERVICE DESCRIPTION AND STATEMENT OF WORK OF THE MASTER PROFESSIONAL SERIVES AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND TATA CONSULTANCY SERVICES LIMITED EFFECTIVE JANUARY 1, 2020, INCORPORATED BY REFERENCE AS EXHIBIT 27(I)(3). FROM POST-EFFECTIVE AMENDMENT NO. 23 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-185866 AND 811-05618), ELECTRONICALLY FILED ON APRIL 15, 2022.

(J)	1.
22C-2 AGREEMENTS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.A. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 28 TO FORM N-4 (FILE NOS. 333-19699 AND 811-05716) ELECTRONICALLY FILED ON APRIL 24, 2008.

2.
22C-2 AGREEMENT-BLACKROCK DISTRIBUTORS, INC. DATED 5/1/2008 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.B. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 9 TO FORM N-4 (FILE NOS. 333-143195 AND 811-05716) ELECTRONICALLY FILED ON APRIL 3, 2009.

3.
SERVICE AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, JPMORGAN INVESTMENT ADVISERS INC., AND JPMORGAN INVESTMENT MANAGEMENT INC., DATED APRIL 24, 2009 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.U. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-180722 AND 811-05716) ELECTRONICALLY FILED ON JULY 27, 2012.

	4.	-
AMENDED AND RESTATED SERVICES AGREEMENT BETWEEN PACIFIC INVESTMENT MANAGEMENT COMPANY LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK, DATED 01/01/2007 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.U. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 26 TO FORM N-4 (FILE NOS. 333-19699 AND 811-05716) ELECTRONICALLY FILED ON APRIL 23, 2007.

5.
DISTRIBUTION SERVICE AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK AND ALLIANZ GLOBAL INVESTORS DISTRIBUTORS, LLC DATED 01/01/2007 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.X. FROM REGISTRANT’S POST EFFECTIVE AMENDMENT NO. 26 TO FORM N-4 (FILE NOS. 333-19699 AND 811-05716) ELECTRONICALLY FILED ON APRIL 23, 2007.

	6.	-
AMENDMENT DATED MARCH 5, 2015 TO SHAREHOLDER SERVICES AGREEMENT BETWEEN ALLIANZ GLOBAL INVESTORS DISTRIBUTORS LLC AND ALLIANZ LIFE FINANCIAL SERVICES, LLC,  INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.AB. FROM POST-EFFECTIVE AMENDMENT NO. 13 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-182987 AND 811-05618), ELECTRONICALLY FILED ON APRIL 13, 2015.

(K)*	OPINION AND CONSENT OF COUNSEL
(L)*	CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS
(M)	NOT APPLICABLE
(N)	NOT APPLICABLE
(O)	NOT APPLICABLE
(P)*	POWER OF ATTORNEY

*	FILED HEREWITH
**	TO BE FILED BY AMENDMENT

ITEM 28. DIRECTORS AND OFFICERS OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
UNLESS NOTED OTHERWISE, ALL OFFICERS AND DIRECTORS HAVE THE FOLLOWING PRINCIPAL BUSINESS ADDRESS:
5701 GOLDEN HILLS DRIVE
MINNEAPOLIS, MN 55416-1297
THE FOLLOWING ARE THE OFFICERS AND DIRECTORS OF THE COMPANY:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH DEPOSITOR
JASMINE M. JIRELE	DIRECTOR, BOARD CHAIR AND CHIEF EXECUTIVE OFFICER
WILLIAM E. GAUMOND	DIRECTOR, CHIEF FINANCIAL OFFICER AND TREASURER
MARTHA CLARK GOSS	DIRECTOR
GARY A. SMITH	DIRECTOR
ERIC J. THOMES	DIRECTOR AND PRESIDENT
JESSE J. KLING	DIRECTOR, VICE PRESIDENT, APPOINTED ACTUARY
KARIM AKHAVAN-HEZAVEI	CHIEF OPERATING OFFICER
NEIL H. MCKAY	CHIEF ACTUARY
GRETCHEN CEPEK	CHIEF LEGAL OFFICER AND SECRETARY
STEPHEN W. KOSLOW	VICE PRESIDENT, CHIEF ETHICS AND COMPLIANCE OFFICER AND CONSUMER AFFAIRS OFFICER
JEAN-ROCH P.F. SIBILLE	CHIEF INVESTMENT OFFICER
BECCA WYSOCKI	VICE PRESIDENT, CONTROLLER AND ASSISTANT TREASURER
RONALD M. CLARK	DIRECTOR
LORRAINE LODS	DIRECTOR
KEVIN E. WALKER	DIRECTOR
ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
The Insurance Company organizational chart is filled herewith.
ITEM 30. INDEMNIFICATION
Indemnification provision, as required by the ’33 Act, Rule 484
The Bylaws of the Insurance Company, as restated March 9, 2011, provide:
ARTICLE X – INDEMNIFICATION OF OFFICERS, DIRECTORS AND EMPLOYEES
To the fullest extent allowed under New York law, the Company shall indemnify officers, directors and employees of the Company. No director shall be personally liable to the Company or any of its shareholders for damages for any breach of duty as a director; provided, however, that the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to him or her establishes that his or her acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that he or she personally gained in fact a financial profit or other advantage to which he or she was not legally entitled; or (ii) the liability of a director for any act or omission prior to adoption of these Restated Bylaws by the shareholders of the Company.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Insurance Company pursuant to the foregoing provisions, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Insurance Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 31. PRINCIPAL UNDERWRITERS
A.	ALLIANZ LIFE FINANCIAL SERVICES, LLC (PREVIOUSLY USALLIANZ INVESTOR SERVICES, LLC) IS THE PRINCIPAL UNDERWRITER FOR THE CONTRACTS. IT ALSO IS THE PRINCIPAL UNDERWRITER FOR:
ALLIANZ LIFE VARIABLE ACCOUNT A
ALLIANZ LIFE VARIABLE ACCOUNT B
ALLIANZ FUNDS
B.	THE FOLLOWING ARE THE OFFICERS (MANAGERS) AND DIRECTORS (BOARD OF GOVERNORS) OF ALLIANZ LIFE FINANCIAL SERVICES, LLC. ALL OFFICERS AND DIRECTORS HAVE THE FOLLOWING PRINCIPAL BUSINESS ADDRESS:
5701 GOLDEN HILLS DRIVE
MINNEAPOLIS, MN 55416-1297

NAME	POSITIONS AND OFFICES WITH UNDERWRITER
COREY WALTHER	GOVERNOR AND PRESIDENT
ERIC J. THOMES	GOVERNOR, CHIEF EXECUTIVE OFFICER, AND CHIEF MANAGER
WILLIAM E. GAUMOND	GOVERNOR
AMY K. BORDEN	CHIEF FINANCIAL OFFICER AND TREASURER
MATTHEW C. DIAN	VICE PRESIDENT, CHIEF COMPLIANCE OFFICER
HEATHER L. KELLY	EXECUTIVE VICE PRESIDENT, HEAD OF ADVISORY & STRATEGIC ACCOUNTS
KRISTINE M. LORD-KRAHN	CHIEF LEGAL OFFICER AND SECRETARY
NICOLE D. VAN WALBEEK	ASSISTANT SECRETARY

C.	FOR THE PERIOD 1-1-2022 TO 12-31-2022
NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
ALLIANZ LIFE FINANCIAL SERVICES, LLC	$44,735,922.90	$0	$0	$0
THE $44,735,922.90 THAT ALLIANZ LIFE FINANCIAL SERVICES, LLC RECEIVED FROM ALLIANZ LIFE OF NEW YORK AS COMMISSIONS ON THE SALE OF CONTRACTS ISSUED UNDER ALLIANZ LIFE OF NY VARIABLE ACCOUNT C WAS SUBSEQUENTLY PAID ENTIRELY TO THE THIRD PARTY BROKER/DEALERS THAT PERFORM THE RETAIL DISTRIBUTION OF THE CONTRACTS AND, THEREFORE, NO COMMISSION OR COMPENSATION WAS RETAINED BY ALLIANZ LIFE FINANCIAL SERVICES, LLC.

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS
Incorporated by reference as Item B3 on form NCEN, filed by the Registrant on March 15, 2023.
ITEM 33. MANAGEMENT SERVICES
Not Applicable
ITEM 34. UNDERTAKINGS REPRESENTATIONS
Allianz Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.
The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:
1.
Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3.
Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4.
Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of New York on behalf of the Registrant (certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and) has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and State of Minnesota, on this 24th day of April, 2023.
ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
(Registrant)

By: ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
(Depositor)

By: /s/ ERIK T. NELSON
Erik T. Nelson
Associate General Counsel, Senior Counsel
ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
(Depositor)
By: JASMINE M. JIRELE(1)
Jasmine M. Jirele
President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 24th day of April, 2023.
SIGNATURE	TITLE
JASMINE M. JIRELE(1)	DIRECOTR, BOARD CHAIR AND CHIEF EXECUTIVE OFFICER
WILLIAM E. GAUMOND(1)	DIRECTOR, CHIEF FINANCIAL OFFICER AND TREASURER (PRINCIPAL ACCOUNTING OFFICER)
LORRAINE LODS(1)	DIRECTOR
JESSE J. KLING(1))	DIRECTOR, VICE PRESIDENT AND APPOINTED ACTUARY
ERIC THOMES(1)	DIRECTOR AND PRESIDENT
GARY A. SMITH(1)	DIRECTOR
MARTHA CLARK GOSS(1)	DIRECTOR
RONALD M. CLARK(1)	DIRECTOR
KEVIN WALKER(1)	DIRECTOR
(1)	By Power of Attorney filed as Exhibit 27(p) to this Registration Statement.

By: /s/ ERIK T. NELSON
Erik T. Nelson
Associate General Counsel, Senior Counsel

EXHIBITS TO
POST-EFFECTIVE AMENDMENT NO. 24
TO
FORM N-4
(FILE NOS. 333-182990 AND 811-05716)
ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
INDEX TO EXHIBITS
27(I)(5)	AMENDMENT TO ADMINISTRATIVE SERVICES AGREEMENT BETWEEN FRANKLIN TEMPLETON SERVICES LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
27(K)	OPINION AND CONSENT OF COUNSEL
27(L)	CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
27(P)	POWER OF ATTORNEY
29	INSURANCE COMPANY ORGANIZATIONAL CHART